Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 29, 2012	Jan. 31, 2013 Common stock	Jan. 31, 2013 Class B common stock
Entity Registrant Name	SIMON PROPERTY GROUP INC /DE/
Entity Central Index Key	0001063761
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 46,364
Entity Common Stock, Shares Outstanding			313,664,635	8,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS:
Investment properties at cost	$ 34,252,521	$ 29,657,046
Less - accumulated depreciation	9,068,388	8,388,130
Investment properties, net	25,184,133	21,268,916
Cash and cash equivalents	1,184,518	798,650
Tenant receivables and accrued revenue, net	521,301	486,731
Investment in unconsolidated entities, at equity	2,108,966	1,378,084
Investment in Klepierre, at equity	2,016,954
Deferred costs and other assets	1,570,734	1,633,544
Notes receivable from related party		651,000
Total assets	32,586,606	26,216,925
LIABILITIES:
Mortgages and other indebtedness	23,113,007	18,446,440
Accounts payable, accrued expenses, intangibles, and deferred revenues	1,374,172	1,091,712
Cash distributions and losses in partnerships and joint ventures, at equity	724,744	695,569
Other liabilities	303,588	170,971
Total liabilities	25,515,511	20,404,692
Commitments and contingencies
Limited partners' preferred interest in the Operating Partnership and noncontrolling redeemable interests in properties	178,006	267,945
Capital stock (850,000,000 total shares authorized, $0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Series J 8 3/8% cumulative redeemable preferred stock, 1,000,000 shares authorized, 796,948 issued and outstanding with a liquidation value of $ 39,847	44,719	45,047
Capital in excess of par value	9,175,724	8,103,133
Accumulated deficit	(3,083,190)	(3,251,740)
Accumulated other comprehensive loss	(90,900)	(94,263)
Common stock held in treasury at cost, 3,762,595 and 3,877,448 shares, respectively	(135,781)	(152,541)
Total stockholders' equity	5,910,603	4,649,666
Noncontrolling interests	982,486	894,622
Total equity	6,893,089	5,544,288
Total liabilities and equity	32,586,606	26,216,925
Common stock
Capital stock (850,000,000 total shares authorized, $0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Common stock, $0.0001 par value, 511,990,000 shares authorized, 313,658,419 and 297,725,698 issued and outstanding, respectively	31	30
Class B common stock
Capital stock (850,000,000 total shares authorized, $0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Common stock, $0.0001 par value, 511,990,000 shares authorized, 313,658,419 and 297,725,698 issued and outstanding, respectively

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital stock, total shares authorized	850,000,000	850,000,000
Capital stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Capital stock, shares of excess common stock	238,000,000	238,000,000
Capital stock, authorized shares of preferred stock	100,000,000	100,000,000
Preferred stock stated dividend rate percentage	8.38%	8.38%
Series J 8 3/8% cumulative redeemable preferred stock, shares authorized	1,000,000	1,000,000
Series J 8 3/8% cumulative redeemable preferred stock, shares issued	796,948	796,948
Series J 8 3/8% cumulative redeemable preferred stock, shares outstanding	796,948	796,948
Series J 8 3/8% cumulative redeemable preferred stock, liquidation value (in dollars)	$ 39,847	$ 39,847
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	8,000	8,000
Common stock, shares outstanding	8,000	8,000
Common stock held in treasury, shares	3,762,595	3,877,448
Common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	511,990,000	511,990,000
Common stock, shares issued	313,658,419	313,658,419
Common stock, shares outstanding	297,725,698	297,725,698
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	8,000	8,000
Common stock, shares outstanding	8,000	8,000

Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE:
Minimum rent	$ 3,015,866	$ 2,664,724	$ 2,429,519
Overage rent	195,726	140,842	110,621
Tenant reimbursements	1,340,307	1,177,269	1,083,780
Management fees and other revenues	128,366	128,010	121,207
Other income	199,819	195,587	212,503
Total revenue	4,880,084	4,306,432	3,957,630
EXPENSES:
Property operating	469,755	436,571	414,264
Depreciation and amortization	1,257,569	1,065,946	982,820
Real estate taxes	419,267	369,755	345,960
Repairs and maintenance	116,168	113,496	102,425
Advertising and promotion	118,790	107,002	97,194
Provision for credit losses	12,809	6,505	3,130
Home and regional office costs	123,926	128,618	109,314
General and administrative	57,144	46,319	21,267
Transaction expenses			68,972
Marketable and non-marketable securities charges and realized gains, net	(6,426)
Other	90,482	89,066	65,448
Total operating expenses	2,659,484	2,363,278	2,210,794
OPERATING INCOME	2,220,600	1,943,154	1,746,836
Interest expense	(1,127,025)	(983,526)	(1,027,091)
Loss on extinguishment of debt			(350,688)
Income and other taxes	(15,880)	(11,595)	(4,331)
Income from unconsolidated entities	131,907	81,238	75,921
Gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net	510,030	216,629	312,867
CONSOLIDATED NET INCOME	1,719,632	1,245,900	753,514
Net income attributable to noncontrolling interests	285,136	221,101	136,476
Preferred dividends	3,337	3,337	6,614
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	1,431,159	1,021,462	610,424
BASIC EARNINGS PER COMMON SHARE:
Net income attributable to common stockholders (in dollars per share)	$ 4.72	$ 3.48	$ 2.1
DILUTED EARNINGS PER COMMON SHARE:
Net income attributable to common stockholders (in dollars per share)	$ 4.72	$ 3.48	$ 2.1
Consolidated Net Income	1,719,632	1,245,900	753,514
Unrealized gain (loss) on derivative hedge agreements	16,652	(91,933)	(3,493)
Net loss on derivative instruments reclassified from accumulated other comprehensive income into interest expense	21,042	16,169	15,769
Currency translation adjustments	9,200	(8,462)	(20,590)
Changes in available-for-sale securities and other	(39,248)	(37,431)	19,934
Comprehensive income	1,727,278	1,124,243	765,134
Comprehensive income attributable to noncontrolling interests	289,419	200,236	138,478
Comprehensive income attributable to common stockholders	$ 1,437,859	$ 924,007	$ 626,656

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated Net Income	$ 1,719,632	$ 1,245,900	$ 753,514
Adjustments to reconcile consolidated net income to net cash provided by operating activities -
Depreciation and amortization	1,301,304	1,112,438	1,016,027
Loss on debt extinguishment			350,688
Gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net	(510,030)	(216,629)	(312,867)
Marketable and non-marketable securities charges and realized gains, net	(6,426)
Straight-line rent	(37,998)	(30,308)	(24,487)
Equity in income of unconsolidated entities	(131,907)	(81,238)	(75,921)
Distributions of income from unconsolidated entities	151,398	112,977	109,050
Changes in assets and liabilities -
Tenant receivables and accrued revenue, net	(4,815)	(19,370)	2,144
Deferred costs and other assets	(133,765)	(58,924)	(40,388)
Accounts payable, accrued expenses, intangibles, deferred revenues and other liabilities	165,679	(58,959)	(22,550)
Net cash provided by operating activities	2,513,072	2,005,887	1,755,210
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions	(3,735,718)	(1,259,623)	(976,276)
Funding of loans to related parties	(25,364)		(29,500)
Repayments of loans to related parties	92,600		10,500
Capital expenditures, net	(802,427)	(445,495)	(256,312)
Cash from acquisitions and cash impact from the consolidation and deconsolidation of properties	91,163	19,302	27,015
Net proceeds from sale of assets	383,804	136,013	301,425
Investments in unconsolidated entities	(201,330)	(20,807)	(193,925)
Purchase of marketable and non-marketable securities	(184,804)	(42,015)	(16,157)
Proceeds from sale of marketable and non-marketable securities	415,848	6,866	26,175
Purchase of loans held for investment			(433,033)
Repayments of loans held for investment	163,908	235,124	37,574
Distributions of capital from unconsolidated entities and other	221,649	376,593	255,819
Net cash used in investing activities	(3,580,671)	(994,042)	(1,246,695)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sales of common stock and other, net of transaction costs	1,213,840	5,313	4,166
Redemption of limited partner units	(248,000)
Preferred stock redemptions			(10,994)
Purchase of noncontrolling interest in consolidated properties	(229,595)
Distributions to noncontrolling interest holders in properties	(13,623)	(28,793)	(24,615)
Contributions from noncontrolling interest holders in properties	4,204	1,217	1,058
Preferred distributions of the Operating Partnership	(1,915)	(1,915)	(2,315)
Preferred dividends and distributions to stockholders	(1,244,553)	(1,030,744)	(763,881)
Distributions to limited partners	(238,772)	(211,497)	(153,247)
Loss on debt extinguishment			(350,688)
Proceeds from issuance of debt, net of transaction costs	6,772,443	1,655,203	3,858,815
Repayments of debt	(4,560,562)	(1,398,697)	(6,227,814)
Net cash provided by (used in) financing activities	1,453,467	(1,009,913)	(3,669,515)
INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	385,868	1,932	(3,161,000)
CASH AND CASH EQUIVALENTS, beginning of period	798,650	796,718	3,957,718
CASH AND CASH EQUIVALENTS, end of period	$ 1,184,518	$ 798,650	$ 796,718

Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock Series J Preferred stock	Common Stock	Accumulated Other Comprehensive Income (Loss)	Capital in Excess of Par Value	Accumulated Deficit	Common Stock Held in Treasury	Noncontrolling Interests
Balance at Dec. 31, 2009	$ 5,182,962	$ 45,704	$ 29	$ (3,088)	$ 7,547,959	$ (2,955,671)	$ (176,796)	$ 724,825
Increase (Decrease) in Stockholders' Equity
Exchange of limited partner units (7,447,921 units for 6,795,296 common shares in 2012, 584,432 common shares in 2011 and 247,640 common shares in 2010, Note 10)					3,866			(3,866)
Issuance of limited partner units	162,987							162,987
Stock options exercised (common shares: 712 in 2012, 324,720 in 2011 and 178,683 in 2010, respectively and net of 76,969 shares used to fund required withholding tax in 2011)	5,006				5,006
Series I preferred unit conversion to limited partner units	50,874							50,874
Series I preferred stock conversion to common stock (7,871,276 preferred shares to 6,670,589 common shares)	393,564		1		393,563
Series J preferred stock premium amortization	(329)	(329)
Stock incentive program (common shares, net: 114,066 in 2012, 116,885 in 2011 and 116,726 in 2010)					(10,360)		10,360
Amortization of stock incentive	16,839				16,839
Issuance of unit equivalents and other	993				(749)	(12,057)		13,799
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					103,728			(103,728)
Distributions to common stockholders and limited partners, excluding Operating Partnership preferred interests	(917,128)					(763,881)		(153,247)
Distributions to other noncontrolling interest partners	(24,835)							(24,835)
Other comprehensive income (loss)	11,620			9,618				2,002
Net income, excluding $1,915, $1,915, and $2,315 attributable to preferred interests in the Operating Partnership during 2012, 2011, and 2010, respectively and $8,520 and $8,946 attributable to noncontrolling redeemable interests in properties in temporary equity during 2012 and 2011, respectively	751,199					617,038		134,161
Balance at Dec. 31, 2010	5,633,752	45,375	30	6,530	8,059,852	(3,114,571)	(166,436)	802,972
Increase (Decrease) in Stockholders' Equity
Exchange of limited partner units (7,447,921 units for 6,795,296 common shares in 2012, 584,432 common shares in 2011 and 247,640 common shares in 2010, Note 10)					9,465			(9,465)
Issuance of limited partner units	9,084							9,084
Stock options exercised (common shares: 712 in 2012, 324,720 in 2011 and 178,683 in 2010, respectively and net of 76,969 shares used to fund required withholding tax in 2011)	2,095				2,095
Common Stock Retired (61,584 common shares)	(6,385)				(6,385)
Series J preferred stock premium amortization	(328)	(328)
Stock incentive program (common shares, net: 114,066 in 2012, 116,885 in 2011 and 116,726 in 2010)					(13,000)		13,000
Amortization of stock incentive	14,018				14,018
Issuance of unit equivalents and other	21,940				1,056	(131,224)	895	151,213
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					36,032			(36,032)
Distributions to common stockholders and limited partners, excluding Operating Partnership preferred interests	(1,242,241)					(1,030,744)		(211,497)
Distributions to other noncontrolling interest partners	(1,029)							(1,029)
Other comprehensive income (loss)	(121,657)			(100,793)				(20,864)
Net income, excluding $1,915, $1,915, and $2,315 attributable to preferred interests in the Operating Partnership during 2012, 2011, and 2010, respectively and $8,520 and $8,946 attributable to noncontrolling redeemable interests in properties in temporary equity during 2012 and 2011, respectively	1,235,039					1,024,799		210,240
Balance at Dec. 31, 2011	5,544,288	45,047	30	(94,263)	8,103,133	(3,251,740)	(152,541)	894,622
Increase (Decrease) in Stockholders' Equity
Exchange of limited partner units (7,447,921 units for 6,795,296 common shares in 2012, 584,432 common shares in 2011 and 247,640 common shares in 2010, Note 10)					144,197			(144,197)
Public offering of common stock (9,137,500 common shares)	1,213,741		1		1,213,740
Issuance of limited partner units	31,324							31,324
Stock options exercised (common shares: 712 in 2012, 324,720 in 2011 and 178,683 in 2010, respectively and net of 76,969 shares used to fund required withholding tax in 2011)	41				41
Redemption of limited partner units	(248,000)				(209,096)			(38,904)
Series J preferred stock premium amortization	(328)	(328)
Stock incentive program (common shares, net: 114,066 in 2012, 116,885 in 2011 and 116,726 in 2010)					(16,760)		16,760
Amortization of stock incentive	14,001				14,001
Purchase of noncontrolling interests	84,476				25,917			58,559
Other	20,463				385	(21,393)		41,471
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					(99,834)			99,834
Distributions to common stockholders and limited partners, excluding Operating Partnership preferred interests	(1,483,325)					(1,244,553)		(238,772)
Distributions to other noncontrolling interest partners	(435)							(435)
Other comprehensive income (loss)	7,646			3,363				4,283
Net income, excluding $1,915, $1,915, and $2,315 attributable to preferred interests in the Operating Partnership during 2012, 2011, and 2010, respectively and $8,520 and $8,946 attributable to noncontrolling redeemable interests in properties in temporary equity during 2012 and 2011, respectively	1,709,197					1,434,496		274,701
Balance at Dec. 31, 2012	$ 6,893,089	$ 44,719	$ 31	$ (90,900)	$ 9,175,724	$ (3,083,190)	$ (135,781)	$ 982,486

Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Equity
Exchange of limited partner units, units (in shares)	7,447,921
Exchange of limited partner units, common shares	6,795,296	584,432	247,640
Public offering of common stock, shares	9,137,500
Stock options exercised, common shares	712	324,720	178,683
Stock options exercised related to fund required withholding tax, shares		76,969
Common Stock Retired, shares		61,584
Series I preferred stock conversion to common stock, preferred shares			7,871,276
Series I preferred stock conversion to common stock, common shares			6,670,589
Stock incentive program, shares, net	114,066	116,885	116,726
Issuance of unit equivalents and other, treasury stock, shares		6,857
Net income attributable to preferred interests in the Operating Partnership (in dollars)	$ 1,915	$ 1,915	$ 2,315
Net income attributable to noncontrolling redeemable interests in properties in temporary equity (in dollars)	$ 8,520	$ 8,946

Organization	12 Months Ended
Dec. 31, 2012
Organization
Organization

1.    Organization

            Simon Property Group, Inc., or Simon Property, is a Delaware corporation that operates as a self-administered and self-managed real estate investment trust, or REIT, under the Internal Revenue Code of 1986, as amended, or the Internal Revenue Code. REITs will generally not be liable for federal corporate income taxes as long as they continue to distribute in excess of 100% of their taxable income. Simon Property Group, L.P., or the Operating Partnership, is our majority-owned partnership subsidiary that owns all of our real estate properties and other assets. The terms "we", "us" and "our" refer to Simon Property, the Operating Partnership, and its subsidiaries.

            We own, develop and manage retail real estate properties, which consist primarily of malls, Premium Outlets®, The Mills®, and community/lifestyle centers. As of December 31, 2012, we owned or held an interest in 317 income-producing properties in the United States, which consisted of 160 malls, 63 Premium Outlets, 68 community/lifestyle centers, 13 Mills and 13 other shopping centers or outlet centers in 38 states and Puerto Rico. Internationally, as of December 31, 2012, we had ownership interests in eight Premium Outlets in Japan, two Premium Outlets in South Korea, one Premium Outlet in Mexico, and one Premium Outlet in Malaysia. Additionally, as of December 31, 2012, we owned a 28.9% equity stake in Klépierre SA, or Klépierre, a publicly traded, Paris-based real estate company, which owns, or has an interest in, more than 260 shopping centers located in 13 countries in Europe.

            We generate the majority of our revenues from leases with retail tenants including:

  •
  base minimum rents,

  •
  overage and percentage rents based on tenants' sales volume, and

  •
  recoverable expenditures such as property operating, real estate taxes, repair and maintenance, and advertising and promotional expenditures.

            Revenues of our management company, after intercompany eliminations, consist primarily of management fees that are typically based upon the revenues of the property being managed.

            We also generate supplemental revenues from the following activities:

  •
  establishing our malls as leading market resource providers for retailers and other businesses and consumer-focused corporate alliances, including: payment systems (such as handling fees relating to the sales of bank-issued prepaid cards), national marketing alliances, static and digital media initiatives, business development, sponsorship, and events,

  •
  offering property operating services to our tenants and others, including waste handling and facility services, and the provision of energy services,

  •
  selling or leasing land adjacent to our shopping center properties, commonly referred to as "outlots" or "outparcels," and

  •
  generating interest income on cash deposits and investments in loans, including those made to related entities.

Basis of Presentation and Consolidation	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

2.    Basis of Presentation and Consolidation

            The accompanying consolidated financial statements include the accounts of all controlled subsidiaries, and all significant intercompany amounts have been eliminated.

            We consolidate properties that are wholly owned or properties where we own less than 100% but we control. Control of a property is demonstrated by, among other factors, our ability to refinance debt and sell the property without the consent of any other partner or owner and the inability of any other partner or owner to replace us.

            We also consolidate a variable interest entity, or VIE, when we are determined to be the primary beneficiary. Determination of the primary beneficiary of a VIE is based on whether an entity has (1) the power to direct activities that most significantly impact the economic performance of the VIE and (2) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Our determination of the primary beneficiary of a VIE considers all relationships between us and the VIE, including management agreements and other contractual arrangements. As described in Note 4, we acquired the remaining 50% noncontrolling interest in two previously consolidated outlet properties. We determined these properties were VIEs and we were the primary beneficiary. The noncontrolling interest was redeemable and was reflected in limited partners' interest in the Operating Partnership and noncontrolling redeemable interests in properties at December 31, 2011. There have been no other changes during 2012 in previous conclusions about whether an entity qualifies as a VIE or whether we are the primary beneficiary of any previously identified VIE. During 2012, we did not provide financial or other support to a previously identified VIE that we were not previously contractually obligated to provide.

            Investments in partnerships and joint ventures represent our noncontrolling ownership interests in properties. We account for these investments using the equity method of accounting. We initially record these investments at cost and we subsequently adjust for net equity in income or loss, which we allocate in accordance with the provisions of the applicable partnership or joint venture agreement, cash contributions and distributions, and foreign currency fluctuations, if applicable. The allocation provisions in the partnership or joint venture agreements are not always consistent with the legal ownership interests held by each general or limited partner or joint venture investee primarily due to partner preferences. We separately report investments in joint ventures for which accumulated distributions have exceeded investments in and our share of net income of the joint ventures within cash distributions and losses in partnerships and joint ventures, at equity in the consolidated balance sheets. The net equity of certain joint ventures is less than zero because of financing or operating distributions that are usually greater than net income, as net income includes non-cash charges for depreciation and amortization.

            As of December 31, 2012, we consolidated 221 wholly-owned properties and 18 additional properties that are less than wholly-owned, but which we control or for which we are the primary beneficiary. We account for the remaining 90 properties, or the joint venture properties, as well as our investment in Klépierre, using the equity method of accounting, as we have determined we have significant influence over their operations. We manage the day-to-day operations of 74 of the 90 joint venture properties, but have determined that our partner or partners have substantive participating rights with respect to the assets and operations of these joint venture properties. Our investments in joint ventures in Japan, South Korea, Malaysia, and Mexico comprise 12 of the remaining 16 properties. The international properties are managed locally by joint ventures in which we share oversight responsibility with our partner.

            Preferred distributions of the Operating Partnership are accrued at declaration and represent distributions on outstanding preferred units of partnership interests held by limited partners, or preferred units, and are included in net income attributable to noncontrolling interests. We allocate net operating results of the Operating Partnership after preferred distributions to third parties and to us based on the partners' respective weighted average ownership interests in the Operating Partnership. Net operating results of the Operating Partnership attributable to third parties are reflected in net income attributable to noncontrolling interests.

            Our weighted average ownership interest in the Operating Partnership was as follows:

	For the Year Ended December 31,
	2012	2011	2010
Weighted average ownership interest	83.9%	82.9%	83.2%

            As of December 31, 2012 and 2011, our ownership interest in the Operating Partnership was 85.6% and 82.8%, respectively. We adjust the noncontrolling limited partners' interest at the end of each period to reflect their interest in the Operating Partnership.

  Reclassifications

            We made certain reclassifications of prior period amounts in the consolidated financial statements to conform to the 2012 presentation. These reclassifications had no impact on previously reported net income attributable to common stockholders or earnings per share.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3.    Summary of Significant Accounting Policies

  Investment Properties

            We record investment properties at cost. Investment properties include costs of acquisitions; development, predevelopment, and construction (including allocable salaries and related benefits); tenant allowances and improvements; and interest and real estate taxes incurred during construction. We capitalize improvements and replacements from repair and maintenance when the repair and maintenance extends the useful life, increases capacity, or improves the efficiency of the asset. All other repair and maintenance items are expensed as incurred. We capitalize interest on projects during periods of construction until the projects are ready for their intended purpose based on interest rates in place during the construction period. The amount of interest capitalized during each year is as follows:

	For the Year Ended December 31,
	2012	2011	2010
Capitalized interest	$21,145	$5,815	$3,715

            We record depreciation on buildings and improvements utilizing the straight-line method over an estimated original useful life, which is generally 10 to 40 years. We review depreciable lives of investment properties periodically and we make adjustments when necessary to reflect a shorter economic life. We amortize tenant allowances and tenant improvements utilizing the straight-line method over the term of the related lease or occupancy term of the tenant, if shorter. We record depreciation on equipment and fixtures utilizing the straight-line method over seven to ten years.

            We review investment properties for impairment on a property-by-property basis whenever events or changes in circumstances indicate that the carrying value of investment properties may not be recoverable. These circumstances include, but are not limited to, declines in a property's cash flows, ending occupancy or total sales per square foot. We measure any impairment of investment property when the estimated undiscounted operating income before depreciation and amortization plus its residual value is less than the carrying value of the property. To the extent impairment has occurred, we charge to income the excess of carrying value of the property over its estimated fair value. We estimate fair value using unobservable data such as operating income, estimated capitalization rates, or multiples, leasing prospects and local market information. We may decide to sell properties that are held for use and the sale prices of these properties may differ from their carrying values. We also review our investments, including investments in unconsolidated entities, if events or circumstances change indicating that the carrying amount of our investments may not be recoverable. We will record an impairment charge if we determine that a decline in the fair value of the investments is other-than-temporary. Changes in economic and operating conditions that occur subsequent to our review of recoverability of investment property and other investments could impact the assumptions used in that assessment and could result in future charges to earnings if assumptions regarding those investments differ from actual results.

  Purchase Accounting Allocation

            We allocate the purchase price of acquisitions and any excess investment in unconsolidated entities to the various components of the acquisition based upon the fair value of each component which may be derived from various observable or unobservable inputs and assumptions. Also, we may utilize third party valuation specialists. These components typically include buildings, land and intangibles related to in-place leases and we estimate:

  •
  the fair value of land and related improvements and buildings on an as-if-vacant basis,

  •
  the market value of in-place leases based upon our best estimate of current market rents and amortize the resulting market rent adjustment into revenues,

  •
  the value of costs to obtain tenants, including tenant allowances and improvements and leasing commissions, and

  •
  the value of revenue and recovery of costs foregone during a reasonable lease-up period, as if the space was vacant.

            Amounts allocated to building are depreciated over the estimated remaining life of the acquired building or related improvements. We amortize amounts allocated to tenant improvements, in-place lease assets and other lease-related intangibles over the remaining life of the underlying leases. We also estimate the value of other acquired intangible assets, if any, which are amortized over the remaining life of the underlying related intangibles.

  Discontinued Operations

            We reclassify any material operations and gains or losses on disposal related to consolidated properties disposed of during the period to discontinued operations. During 2012, we reported a net gain of approximately $21.1 million, or $.06 per diluted share, on our consolidated property disposition activity. During 2011, we reported a net loss of approximately $42.4 million, or $0.12 per diluted share, on our consolidated property disposition activity. During 2010, we reported a net gain of approximately $5.7 million upon the disposal of four retail properties. These gains and losses are reported in gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net in the consolidated statements of operations and comprehensive income. The gains and losses on the disposition of these assets and the operating results were not significant to our consolidated results of operations during each of the three years ended December 31, 2012.

  Cash and Cash Equivalents

            We consider all highly liquid investments purchased with an original maturity of 90 days or less to be cash and cash equivalents. Cash equivalents are carried at cost, which approximates fair value. Cash equivalents generally consist of commercial paper, bankers acceptances, Eurodollars, repurchase agreements, and money market deposits or securities. Financial instruments that potentially subject us to concentrations of credit risk include our cash and cash equivalents and our trade accounts receivable. We place our cash and cash equivalents with institutions with high credit quality. However, at certain times, such cash and cash equivalents may be in excess of FDIC and SIPC insurance limits. See Notes 4, 8, and 10 for disclosures about non-cash investing and financing transactions.

  Marketable and Non-Marketable Securities

            Marketable securities consist primarily of the investments of our captive insurance subsidiaries, available-for-sale securities, our deferred compensation plan investments, and certain investments held to fund the debt service requirements of debt previously secured by investment properties that have been sold.

            The types of securities included in the investment portfolio of our captive insurance subsidiaries typically include U.S. Treasury or other U.S. government securities as well as corporate debt securities with maturities ranging from less than 1 to 10 years. These securities are classified as available-for-sale and are valued based upon quoted market prices. The amortized cost of debt securities, which approximates fair value, held by our captive insurance subsidiaries is adjusted for amortization of premiums and accretion of discounts to maturity. Changes in the values of these securities are recognized in accumulated other comprehensive income (loss) until the gain or loss is realized or until any unrealized loss is deemed to be other-than-temporary. We review any declines in value of these securities for other-than-temporary impairment and consider the severity and duration of any decline in value. To the extent an other-than-temporary impairment is deemed to have occurred, an impairment charge is recorded and a new cost basis is established. Subsequent changes are then recognized through other comprehensive income (loss) unless another other-than-temporary impairment is deemed to have occurred. Net unrealized gains recorded in other comprehensive income (loss) as of December 31, 2012 and 2011 were approximately $2.6 million and $41.9 million, respectively, and represent the valuation and related currency adjustments for our marketable securities.

            On October 23, 2012 we completed the sale of all of our investments in Capital Shopping Centres Group PLC, or CSCG, and Capital & Counties Properties PLC, or CAPC. These investments were accounted for as available-for-sale securities and their value was adjusted to their quoted market price, including a related foreign exchange component, through other comprehensive income (loss). At the date of sale, we owned 35.4 million shares of CSCG and 38.9 million shares of CAPC. The aggregate proceeds received from the sale were $327.1 million, and we recognized a gain on the sale of $82.7 million, which is included in marketable and non-marketable securities charges and realized gains, net in the accompanying consolidated statements of operations and comprehensive income. An other-than-temporary impairment charge was previously recognized in operating income in 2009. The gain includes $79.4 million that was reclassified from accumulated other comprehensive income (loss). At December 31, 2011 we owned 35.4 million shares each of CSCG and of CAPC, and these investments had a market value of $170.7 million and $100.9 million, respectively, with an aggregate net unrealized gain of approximately $39.7 million.

            Our insurance subsidiaries are required to maintain statutory minimum capital and surplus as well as maintain a minimum liquidity ratio. Therefore, our access to these securities may be limited. Our deferred compensation plan investments are classified as trading securities and are valued based upon quoted market prices. The investments have a matching liability as the amounts are fully payable to the employees that earned the compensation. Changes in value of these securities and changes to the matching liability to employees are both recognized in earnings and, as a result, there is no impact to consolidated net income.

            As of December 31, 2012 and 2011, we also had investments of $24.9 million which must be used to fund the debt service requirements of mortgage debt related to investment properties sold that previously collateralized the debt. These investments are classified as held-to-maturity and are recorded at amortized cost as we have the ability and intent to hold these investments to maturity.

            At December 31, 2012 and 2011, we had investments of $98.9 million and $105.1 million, respectively, in non-marketable securities that we account for under the cost method. We regularly evaluate these investments for any other-than-temporary impairment in their estimated fair value in order to determine whether an adjustment in the carrying value is required as of December 31, 2012 and 2011. During the fourth quarter of 2012, as a result of the significance and duration of impairment, represented by the excess of the carrying value over the estimated fair value of certain cost method investments, we recognized other-than-temporary non-cash charges of $71.0 million, which is included in marketable and non-marketable securities charges and realized gains, net in the accompanying consolidated statements of operations and comprehensive income. The fair value of the remaining investment for these securities that were impaired is not material and was based on Level 2 fair value inputs.

  Fair Value Measurements

            Level 1 fair value inputs are quoted prices for identical items in active, liquid and visible markets such as stock exchanges. Level 2 fair value inputs are observable information for similar items in active or inactive markets, and appropriately consider counterparty creditworthiness in the valuations. Level 3 fair value inputs reflect our best estimate of inputs and assumptions market participants would use in pricing an asset or liability at the measurement date. The inputs are unobservable in the market and significant to the valuation estimate. We have no investments for which fair value is measured on a recurring basis using Level 3 inputs.

            We hold marketable securities that totaled $170.2 million and $417.0 million at December 31, 2012 and 2011, respectively, and are primarily considered to have Level 1 fair value inputs. In addition, we have derivative instruments which are classified as having Level 2 inputs which consist primarily of interest rate swap agreements and foreign currency forward contracts with a gross liability balance of $1.5 million and $12.2 million at December 31, 2012 and 2011, respectively, and a gross asset value of $3.0 million and $14.9 million at December 31, 2012 and 2011, respectively. We also have interest rate cap agreements with nominal values.

            Note 8 includes a discussion of the fair value of debt measured using Level 2 inputs. Notes 3 and 4 include a discussion of the fair values recorded in purchase accounting and impairment, using Level 2 and Level 3 inputs. Level 3 inputs to our purchase accounting and impairment include our estimations of net operating results of the property, capitalization rates and discount rates.

  Use of Estimates

            We prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reported period. Our actual results could differ from these estimates.

  Segment Disclosure

            Our primary business is the ownership, development, and management of retail real estate. We have aggregated our retail operations, including malls, Premium Outlets, The Mills, community/lifestyle centers, and our international investments into one reportable segment because they have similar economic characteristics and we provide similar products and services to similar types of, and in many cases, the same tenants.

  Deferred Costs and Other Assets

            Deferred costs and other assets include the following as of December 31:

	2012	2011
Deferred financing and lease costs, net	$334,337	$308,380
In-place lease intangibles, net	358,141	200,098
Acquired above market lease intangibles, net	128,893	75,950
Marketable securities of our captive insurance companies	119,424	100,721
Goodwill	20,098	20,098
Other marketable and non-marketable securities	150,264	421,529
Loans held for investment	—	162,832
Prepaids, notes receivable and other assets, net	459,577	343,936

	$1,570,734	$1,633,544

  Deferred Financing and Lease Costs

            Our deferred costs consist primarily of financing fees we incurred in order to obtain long-term financing and internal and external leasing commissions and related costs. We record amortization of deferred financing costs on a straight-line basis over the terms of the respective loans or agreements. Our deferred leasing costs consist primarily of capitalized salaries and related benefits in connection with lease originations. We record amortization of deferred leasing costs on a straight-line basis over the terms of the related leases. Details of these deferred costs as of December 31 are as follows:

	2012	2011
Deferred financing and lease costs	$576,821	$528,273
Accumulated amortization	(242,484)	(219,893)

Deferred financing and lease costs, net	$334,337	$308,380

            We report amortization of deferred financing costs, amortization of premiums, and accretion of discounts as part of interest expense. Amortization of deferred leasing costs is a component of depreciation and amortization expense. We amortize debt premiums and discounts, which are included in mortgages and other indebtedness, over the remaining terms of the related debt instruments. These debt premiums or discounts arise either at the debt issuance or as part of the purchase price allocation of the fair value of debt assumed in acquisitions. The accompanying consolidated statements of operations and comprehensive income include amortization as follows:

	For the Year Ended December 31,
	2012	2011	2010
Amortization of deferred financing costs	$27,163	$28,697	$27,806
Amortization of debt premiums, net of discounts	(33,504)	(8,439)	(9,066)
Amortization of deferred leasing costs	43,176	43,110	34,801

  Loans Held for Investment

            From time to time, we may make investments in mortgage loans or mezzanine loans of third parties that own and operate commercial real estate assets located in the United States. Mortgage loans are secured, in part, by mortgages recorded against the underlying properties which are not owned by us. Mezzanine loans are secured, in part, by pledges of ownership interests of the entities that own the underlying real estate. Loans held for investment are carried at cost, net of any premiums or discounts which are accreted or amortized over the life of the related loan receivable utilizing the effective interest method. We evaluate the collectability of both interest and principal of each of these loans quarterly to determine whether the value has been impaired. A loan is deemed to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the existing contractual terms. When a loan is impaired, the amount of the loss accrual is calculated by comparing the carrying amount of the loan held for investment to its estimated realizable value.

            At December 31, 2011, we had investments in three mortgage and mezzanine loans with an aggregate carrying value of $162.8 million. In the second and third quarters of 2012, these loans were repaid in their entirety. During 2012, 2011, and 2010, we recorded $6.8 million, $24.3 million and $4.6 million, respectively, in interest income earned from these loans.

  Intangibles

            The average life of in-place lease intangibles is approximately 4.7 years, is amortized over the remaining life of the leases of the related property on the straight-line basis and is included with depreciation and amortization in the consolidated statements of operations and comprehensive income. The amount of in-place lease intangibles and acquired above-market lease intangibles increased during 2012 primarily as a result of the acquisition of a controlling interest in nine properties as further discussed in Note 7. The fair market value of above and below market leases is amortized into revenue over the remaining lease life as a component of reported minimum rents. The weighted average remaining life of these intangibles is approximately 5.9 years. The unamortized amount of below market leases is included in accounts payable, accrued expenses, intangibles and deferred revenues in the consolidated balance sheets and was $199.2 million and $134.4 million as of December 31, 2012 and 2011, respectively. The amount of amortization of above and below market leases, net for the years ended December 31, 2012, 2011, and 2010 was $16.5 million, $17.6 million, and $15.2 million, respectively. If a lease is terminated prior to the original lease termination, any remaining unamortized intangible is written off to earnings.

            Details of intangible assets as of December 31 are as follows:

	2012	2011
In-place lease intangibles	$480,517	$245,844
Accumulated amortization	(122,376)	(45,746)

In-place lease intangibles, net	$358,141	$200,098

Acquired above market lease intangibles	$248,357	$178,564
Accumulated amortization	(119,464)	(102,614)

Acquired above market lease intangibles, net	$128,893	$75,950

            Estimated future amortization and the increasing (decreasing) effect on minimum rents for our above and below market leases as of December 31, 2012 are as follows:

	Below Market Leases	Above Market Leases	Impact to Minimum Rent, Net
2013	$ 43,664	$(24,899)	$18,765
2014	36,343	(22,492)	13,851
2015	31,233	(19,837)	11,396
2016	27,279	(17,903)	9,376
2017	20,000	(14,022)	5,978
Thereafter	40,720	(29,740)	10,980

	$199,239	$(128,893)	$70,346

  Derivative Financial Instruments

            We record all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. We use a variety of derivative financial instruments in the normal course of business to selectively manage or hedge a portion of the risks associated with our indebtedness and interest payments. Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we primarily use interest rate swaps and caps. We require that hedging derivative instruments be highly effective in reducing the risk exposure that they are designated to hedge. As a result, there was no significant ineffectiveness from any of our derivative activities during the period. We formally designate any instrument that meets these hedging criteria as a hedge at the inception of the derivative contract. We have no credit-risk-related hedging or derivative activities.

            As of December 31, 2012, we had the following outstanding interest rate derivatives related to managing our interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	3	$483.7 million
Interest Rate Caps	6	$442.4 million

            The carrying value of our interest rate swap agreements, at fair value, is a net liability balance of $1.5 million and $10.0 million at December 31, 2012 and 2011, respectively, and is included in other liabilities. The interest rate cap agreements were of nominal value at December 31, 2012 and 2011 and we generally do not apply hedge accounting to these arrangements.

            We are also exposed to fluctuations in foreign exchange rates on financial instruments which are denominated in foreign currencies, primarily in Japan and Europe. We use currency forward contracts and foreign currency denominated debt to manage our exposure to changes in foreign exchange rates on certain Yen and Euro-denominated receivables and net investments. Currency forward contracts involve fixing the Yen:USD or Euro:USD exchange rate for delivery of a specified amount of foreign currency on a specified date. The currency forward contracts are typically cash settled in US dollars for their fair value at or close to their settlement date. Approximately ¥3.3 billion remains as of December 31, 2012 for all forward contracts that we expect to settle through January 5, 2015. The December 31, 2012 asset balance related to these forward contracts was $3.0 million and is included in deferred costs and other assets. We have reported the changes in fair value for these forward contracts in earnings. The underlying currency adjustments on the foreign currency denominated receivables are also reported in income and generally offset the amounts in earnings for these forward contracts.

            In 2011, we entered into a Euro:USD forward contract with a €141.3 million notional value which was designated as a net investment hedge. The December 31, 2011 asset balance related to this forward was $14.9 million and is included in deferred costs and other assets. We applied hedge accounting to this Euro-forward contract and the change in fair value was reflected in other comprehensive income. Changes in the value of this hedge are offset by changes in the underlying hedged Euro-denominated joint venture investment. In connection with our sale of Gallerie Commerciali Italia, S.p.A., or GCI, as further discussed in Note 7, this hedge was terminated in January 2012.

            The total gross accumulated other comprehensive loss related to our derivative activities, including our share of the other comprehensive loss from joint venture properties, approximated $78.1 million and $115.8 million as of December 31, 2012 and 2011, respectively.

  Noncontrolling Interests and Temporary Equity

            Details of the carrying amount of our noncontrolling interests are as follows as of December 31:

	2012	2011
Limited partners' interests in the Operating Partnership	$983,363	$953,622
Nonredeemable noncontrolling deficit interests in properties, net	(877)	(59,000)

Total noncontrolling interests reflected in equity	$982,486	$894,622

            Net income attributable to noncontrolling interests (which includes nonredeemable noncontrolling interests in consolidated properties, limited partners' interests in the Operating Partnership, redeemable noncontrolling interests in consolidated properties, and preferred distributions payable by the Operating Partnership) is a component of consolidated net income. In addition, the individual components of other comprehensive income (loss) are presented in the aggregate for both controlling and noncontrolling interests, with the portion attributable to noncontrolling interests deducted from comprehensive income attributable to common stockholders.

            A rollforward of noncontrolling interests for the years ending December 31 is as follows:

	2012	2011	2010
Noncontrolling interests, beginning of period	$894,622	$802,972	$724,825
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties	274,701	210,240	134,161
Distributions to noncontrolling interest holders	(239,207)	(212,526)	(178,082)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedge agreements	5,634	(15,814)	(309)
Net loss on derivative instruments reclassified from accumulated comprehensive income (loss) into interest expense	3,021	2,774	2,689
Currency translation adjustments	2,435	(1,484)	(3,452)
Changes in available-for-sale securities and other	(6,807)	(6,340)	3,074

	4,283	(20,864)	2,002

Adjustment to limited partners' interest from increased (decreased) ownership in the Operating Partnership	99,834	(36,032)	(103,728)
Units issued to limited partners	31,324	9,084	213,861
Units exchanged for common shares	(144,197)	(9,465)	(3,866)
Units redeemed	(38,904)	—	—
Purchase of noncontrolling interests, noncontrolling interests in newly consolidated properties and other	100,030	151,213	13,799

Noncontrolling interests, end of period	$982,486	$894,622	$802,972

  Accumulated Other Comprehensive Income (Loss)

            The components of our accumulated other comprehensive income (loss) consisted of the following as of December 31:

	2012	2011
Cumulative translation adjustments	$(30,620)	$(39,820)
Accumulated derivative losses, net	(78,139)	(115,833)
Net unrealized gains on marketable securities, net	2,613	41,861

Total accumulated other comprehensive loss	(106,146)	(113,792)

Less: Accumulated other comprehensive loss attributable to noncontrolling interests	15,246	19,529

Total accumulated other comprehensive loss net of noncontrolling interests	$(90,900)	$(94,263)

  Revenue Recognition

            We, as a lessor, retain substantially all of the risks and benefits of ownership of the investment properties and account for our leases as operating leases. We accrue minimum rents on a straight-line basis over the terms of their respective leases. Substantially all of our retail tenants are also required to pay overage rents based on sales over a stated base amount during the lease year. We recognize overage rents only when each tenant's sales exceed the applicable sales threshold. We amortize any tenant inducements as a reduction of revenue utilizing the straight-line method over the term of the related lease or occupancy term of the tenant, if shorter.

            We structure our leases to allow us to recover a significant portion of our property operating, real estate taxes, repairs and maintenance, and advertising and promotion expenses from our tenants. A substantial portion of our leases, other than those for anchor stores, require the tenant to reimburse us for a substantial portion of our operating expenses, including common area maintenance, or CAM, real estate taxes and insurance. This significantly reduces our exposure to increases in costs and operating expenses resulting from inflation. Such property operating expenses typically include utility, insurance, security, janitorial, landscaping, food court and other administrative expenses. We accrue reimbursements from tenants for recoverable portions of all these expenses as revenue in the period the applicable expenditures are incurred. As of December 31, 2012 for approximately 93% of our leases in the U.S. mall portfolio, we receive a fixed payment from the tenant for the CAM component. When not reimbursed by the fixed-CAM component, CAM expense reimbursements are based on the tenant's proportionate share of the allocable operating expenses and CAM capital expenditures for the property. We also receive escrow payments for these reimbursements from substantially all our non-fixed CAM tenants and monthly fixed CAM payments throughout the year. We recognize differences between estimated recoveries and the final billed amounts in the subsequent year. These differences were not material in any period presented. Our advertising and promotional costs are expensed as incurred.

  Management Fees and Other Revenues

            Management fees and other revenues are generally received from our unconsolidated joint venture properties as well as third parties. Management fee revenue is earned based on a contractual percentage of joint venture property revenue. Development fee revenue is earned on a contractual percentage of hard costs to develop a property. Leasing fee revenue is earned on a contractual per square foot charge based on the square footage of current year leasing activity. We recognize revenue for these services provided when earned based on the underlying activity.

            Insurance premiums written and ceded are recognized on a pro-rata basis over the terms of the policies. Insurance losses are reflected in property operating expenses in the accompanying consolidated statements of operations and comprehensive income and include estimates for losses incurred but not reported as well as losses pending settlement. Estimates for losses are based on evaluations by third-party actuaries and management's estimates. Total insurance reserves for our insurance subsidiaries and other self-insurance programs as of December 31, 2012 and 2011 approximated $112.8 million and $115.1 million, respectively, and are included in other liabilities in the consolidated balance sheets. Information related to the securities included in the investment portfolio of our captive insurance subsidiaries is included within the "Marketable and Non-Marketable Securities" section above.

            We recognize fee revenues from our co-branded gift card programs when the fees are earned under the related arrangements with the card issuer. Generally, these revenues are recorded at the issuance of the gift card for handling fees.

  Allowance for Credit Losses

            We record a provision for credit losses based on our judgment of a tenant's creditworthiness, ability to pay and probability of collection. In addition, we also consider the retail sector in which the tenant operates and our historical collection experience in cases of bankruptcy, if applicable. Accounts are written off when they are deemed to be no longer collectible. Presented below is the activity in the allowance for credit losses during the following years:

	For the Year Ended December 31,
	2012	2011	2010
Balance, beginning of period	$27,500	$31,650	$45,187
Consolidation of previously unconsolidated properties	2,075	860	426
Provision for credit losses	12,809	6,505	3,130
Accounts written off, net of recoveries	(9,254)	(11,515)	(17,093)

Balance, end of period	$33,130	$27,500	$31,650

  Income Taxes

            We and certain subsidiaries of the Operating Partnership have elected to be taxed as REITs under Sections 856 through 860 of the Internal Revenue Code and applicable Treasury regulations relating to REIT qualification. In order to maintain this REIT status, the regulations require the entity to distribute at least 90% of taxable income to its owners and meet certain other asset and income tests as well as other requirements. We intend to continue to adhere to these requirements and maintain our REIT status and that of the REIT subsidiaries. As REITs, these entities will generally not be liable for federal corporate income taxes as long as they continue to distribute in excess of 100% of their taxable income. Thus, we made no provision for federal income taxes for these entities in the accompanying consolidated financial statements. If we or any of the REIT subsidiaries fail to qualify as a REIT, we or that entity will be subject to tax at regular corporate rates for the years in which it failed to qualify. If we lose our REIT status we could not elect to be taxed as a REIT for four years unless our failure to qualify was due to reasonable cause and certain other conditions were satisfied.

            We have also elected taxable REIT subsidiary, or TRS, status for some of our subsidiaries. This enables us to provide services that would otherwise be considered impermissible for REITs and participate in activities that do not qualify as "rents from real property". For these entities, deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities at the enacted tax rates expected to be in effect when the temporary differences reverse. A valuation allowance for deferred tax assets is provided if we believe all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from the change in circumstances that causes a change in our judgment about the realizability of the related deferred tax asset is included in income.

            As of December 31, 2012 and 2011, we had a net deferred tax asset of $4.1 million and $5.6 million, respectively, related to our TRS subsidiaries. The net deferred tax asset is included in deferred costs and other assets in the accompanying consolidated balance sheets and consists primarily of operating losses and other carryforwards for federal income tax purposes as well as the timing of the deductibility of losses or reserves from insurance subsidiaries. No valuation allowance has been recorded as we believe these amounts will be realized.

            We are also subject to certain other taxes, including state and local taxes, franchise taxes, as well as income-based and withholding taxes on dividends from certain of our international investments, which are included in income and other taxes in the consolidated statement of operations and comprehensive income.

  Corporate and Transaction Related Expenses

            Home and regional office costs primarily include compensation and personnel related costs, travel, building and office costs, and other expenses for our corporate home office and regional offices. General and administrative expense primarily includes executive compensation, benefits and travel expenses as well as costs of being a public company including certain legal costs, audit fees, regulatory fees, and certain other professional fees.

            We expense acquisition and potential acquisition costs related to business combinations and disposition related costs as they are incurred. We incurred a minimal amount of transaction expenses during the years ended December 31, 2012 and 2011. During the year ended December 31, 2010, we incurred costs in connection with the acquisition of Prime Outlets Acquisition Company, or the Prime acquisition, and other potential acquisitions, as further discussed in Note 4. In addition, during 2010, we settled, in cash, a transaction-related dispute and recorded a charge to earnings. These expenses are included within transaction expenses in the accompanying statements of operations and comprehensive income and totaled $69.0 million during the year ended December 31, 2010.

Real Estate Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2012
Real Estate Acquisitions and Dispositions
Real Estate Acquisitions and Dispositions

4.    Real Estate Acquisitions and Dispositions

            We acquire properties to generate both current income and long-term appreciation in value. We acquire individual properties or portfolios of other retail real estate companies that meet our investment criteria and sell properties which no longer meet our strategic criteria. Unless otherwise noted below, gains and losses on these transactions are included in gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income.

            Our consolidated and unconsolidated acquisition and disposition activity for the periods presented are highlighted as follows:

  2012 Acquisitions

            On December 31, 2012, as discussed in Note 7, we contributed a wholly-owned property to a newly formed joint venture in exchange for an interest in a property contributed to the same joint venture by our joint venture partner.

            On December 4, 2012, we acquired the remaining 50% noncontrolling equity interest in two previously consolidated outlet properties located in Grand Prairie, Texas, and Livermore, California, and, accordingly, we now own 100% of these properties. We paid consideration of $260.9 million for the additional interest in the properties, 90% of which was paid in cash and 10% of which was satisfied through the issuance of units of the Operating Partnership. In addition, the construction loans we had provided to the properties totaling $162.5 million were extinguished on a non-cash basis. The transaction was accounted for as an equity transaction, as the properties had been previously consolidated.

            On June 4, 2012, we acquired a 50% interest in a 465,000 square foot outlet center located in Destin, Florida for $70.5 million.

            On March 22, 2012, as discussed in Note 7, we acquired additional interests in 26 of our joint venture properties from SPG-FCM Ventures, LLC, or SPG-FCM, in a transaction valued at approximately $1.5 billion, or the Mills transaction.

            On March 14, 2012, as discussed in Note 7, we acquired a 28.7% equity stake in Klépierre for approximately $2.0 billion, including the capitalization of acquisition costs.

            On January 6, 2012, as discussed in Note 7, we purchased an additional 25% interest in Del Amo Fashion Center.

  2011 Acquisitions

            On December 31, 2011, we and our joint venture partner dissolved a venture in which we had a 50% interest and distributed a portfolio of properties previously held within the venture to us and our joint venture partner. As a result, we have a 100% interest in and now consolidate the six properties we received in the distribution. The distribution resulted in a remeasurement of the distributed assets to estimated fair value and a corresponding non-cash gain of $168.3 million in the fourth quarter of 2011 representing the estimated fair value of the net assets received in excess of the carrying value of our interest in the joint venture portfolio. The asset and liability allocations were recorded based on preliminary portfolio fair value estimates at the date of distribution and were finalized during the third quarter of 2012 resulting in an allocation to investment property of $585.0 million, lease related intangibles of $59.1 million and mortgage debt of $468.8 million, including debt premiums. We amortize these amounts over the estimated life of the related depreciable components of investment property, typically no greater than 40 years, the terms of the applicable leases and the applicable debt maturity, respectively. The adjusted allocations did not have a material impact on the results of operations for the year ended, or on our financial position at, December 31, 2012.

            On August 25, 2011, we acquired additional controlling interests of approximately 83.75% in The Plaza at King of Prussia and The Court at King of Prussia, or collectively, King of Prussia, thereby increasing our ownership interest to 96.1%. The property is subject to a $160.1 million mortgage. The consolidation of this previously unconsolidated property resulted in a remeasurement of our previously held interest to fair value and a corresponding non-cash gain of $82.9 million in the third quarter of 2011.

            On July 19, 2011, we acquired a 100% ownership interest in a lifestyle center located in Albuquerque, New Mexico. Also, during the second quarter, we purchased an additional noncontrolling interest in an unconsolidated mall.

            During the third quarter of 2011 we contributed a wholly-owned property to a joint venture which holds our interests in nine unconsolidated properties. The transaction effectively exchanged a portion of our interest in this previously wholly-owned property for increased ownership interests in the nine unconsolidated properties. This transaction had no material impact on the statement of operations.

  2010 Acquisitions

            During 2010, we acquired a controlling interest in a previously unconsolidated mall which resulted in a remeasurement of our previously held equity interest to fair value and corresponding gain of approximately $13.0 million. This gain is included in gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income.

            On August 30, 2010, we completed the Prime acquisition, adding 21 outlet centers, including a center located in Puerto Rico, which was acquired on May 13, 2010. The transaction was valued at approximately $2.3 billion, including the assumption of existing mortgage indebtedness of $1.2 billion and the repayment of $310.7 million of preexisting mortgage loans at closing. We paid consideration comprised of 80% cash and 20% in units of the Operating Partnership. We issued approximately 1.7 million units with an issuance date fair value of approximately $154.5 million. We funded the cash portion of this acquisition through draws on our unsecured revolving credit facility.

            We recorded our acquisition of these 21 outlet centers using the acquisition method of accounting. Tangible and intangible assets and liabilities were established based on their estimated fair values at the date of acquisition. The results of operations of the acquired properties have been included in our consolidated results from the date of acquisition. The purchase price allocations were finalized during the second quarter of 2011.

            On May 28, 2010, we acquired an additional interest of approximately 19% in Houston Galleria, located in Houston, Texas thereby increasing our noncontrolling interest from 31.5% to 50.4%.

  2012 Dispositions

            During 2012, we disposed of our interest in eight consolidated retail properties and four unconsolidated retail properties. Our share of the net gain on these disposals was $15.5 million. In addition, during the first quarter of 2012, we sold one of our retail properties with a carrying value of $115.0 million for nominal consideration and the assumption of the related mortgage debt of $115.0 million by the acquirer.

            On May 3, 2012, we sold our investment in two residential apartment buildings located at The Domain in Austin, Texas. Our share of the gain from the sale was $12.4 million, which is included in other income in the consolidated statements of operations and comprehensive income.

            On January 9, 2012, as discussed in Note 7, we sold our entire ownership interest in GCI to our venture partner, Auchan S.A.

  2011 Dispositions

            During 2011, we agreed to dispose of consolidated properties that had an aggregate carrying value of $355.4 million and debt obligations of $177.0 million for aggregate sales proceeds of $136.0 million resulting in a net loss of $42.4 million.

  2010 Dispositions

            During the year ended December 31, 2010, we disposed of three retail properties with an aggregate carrying value of $91.4 million and debt obligations of $91.3 million for which we received aggregate sale proceeds of $5.8 million. The net gain on these disposals was $5.7 million.

Per Share Data	12 Months Ended
Dec. 31, 2012
Per Share Data
Per Share Data

5.    Per Share Data

            We determine basic earnings per share based on the weighted average number of shares of common stock outstanding during the period and we consider any participating securities for purposes of applying the two-class method. We determine diluted earnings per share based on the weighted average number of shares of common stock outstanding combined with the incremental weighted average shares that would have been outstanding assuming all dilutive potential common shares were converted into shares at the earliest date possible. The following table sets forth the computation of our basic and diluted earnings per share.

	For the Year Ended December 31,
	2012	2011	2010
Net Income available to Common Stockholders — Basic	$1,431,159	$1,021,462	$610,424
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options	—	39	97

Net Income available to Common Stockholders — Diluted	$1,431,159	$1,021,501	$610,521

Weighted Average Shares Outstanding — Basic	303,137,350	293,504,064	291,076,008
Effect of stock options	1,072	69,408	274,460

Weighted Average Shares Outstanding — Diluted	303,138,422	293,573,472	291,350,468

            For the year ended December 31, 2012, potentially dilutive securities include stock options, units that are exchangeable for common stock and long-term incentive performance, or LTIP, units granted under our long-term incentive performance programs that are convertible into units and exchangeable for common stock. The only securities that had a dilutive effect for the years ended December 31, 2012, 2011, and 2010 were stock options.

            We accrue dividends when they are declared. The taxable nature of the dividends declared for each of the years ended as indicated is summarized as follows:

	For the Year Ended December 31,
	2012	2011	2010
Total dividends paid per common share	$4.10	$3.50	$2.60

Percent taxable as ordinary income	99.50%	98.30%	53.82%
Percent taxable as long-term capital gains	0.50%	1.70%	39.68%
Percent nontaxable as return of capital	—	—	6.50%

	100.0%	100.0%	100.0%

            On February 1, 2013, our Board of Directors declared a cash dividend of $1.15 per share of common stock payable on February 28, 2013 to stockholders of record on February 14, 2013.

Investment Properties	12 Months Ended
Dec. 31, 2012
Investment Properties
Investment Properties

6.    Investment Properties

            Investment properties consist of the following as of December 31:

	2012	2011
Land	$3,736,882	$3,136,981
Buildings and improvements	30,187,495	26,196,349

Total land, buildings and improvements	33,924,377	29,333,330
Furniture, fixtures and equipment	328,144	323,716

Investment properties at cost	34,252,521	29,657,046
Less — accumulated depreciation	9,068,388	8,388,130

Investment properties at cost, net	$25,184,133	$21,268,916

Construction in progress included above	$329,663	$464,076

Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Entities
Investments in Unconsolidated Entities

7.    Investments in Unconsolidated Entities

            Joint ventures are common in the real estate industry. We use joint ventures to finance properties, develop new properties, and diversify our risk in a particular property or portfolio of properties. We held joint venture ownership interests in 78 properties in the United States as of December 31, 2012 and 87 properties as of December 31, 2011. At December 31, 2012 and 2011, we also held interests in eight joint venture properties in Japan, two joint venture properties in South Korea, one joint venture property in Mexico, and one joint venture property in Malaysia. We account for these joint venture properties using the equity method of accounting. As discussed below, on January 9, 2012, we sold our interest in GCI which at the time owned 45 properties in Italy. Additionally, on March 14, 2012, we purchased a 28.7% equity stake in Klépierre. On May 21, 2012, Klépierre paid a dividend, which we elected to receive in additional shares, resulting in an increase in our ownership to approximately 28.9%.

            Certain of our joint venture properties are subject to various rights of first refusal, buy-sell provisions, put and call rights, or other sale or marketing rights for partners which are customary in real estate joint venture agreements and the industry. We and our partners in these joint ventures may initiate these provisions (subject to any applicable lock up or similar restrictions), which may result in either the sale of our interest or the use of available cash or borrowings, or the use of limited partnership interests in the Operating Partnership, to acquire the joint venture interest from our partner.

            On December 31, 2012, we formed a joint venture with Institutional Mall Investors, or IMI, to own and operate The Shops at Mission Viejo in the Los Angeles suburb of Mission Viejo, California, and Woodfield Mall in the Chicago suburb of Schaumburg, Illinois. As of December 31, 2012, we and IMI each own a noncontrolling 50% interest in Woodfield Mall and we own a noncontrolling 51% interest in The Shops at Mission Viejo and IMI owns the remaining 49%. Prior to the formation of the joint venture, we owned 100% of The Shops at Mission Viejo and IMI owned 100% of Woodfield Mall. No gain was recorded as the transaction was recorded based on the carryover basis of our previous investment. Woodfield Mall is encumbered by a $425 million mortgage loan which matures in March of 2024 and bears interest at 4.5%. In January 2013, the joint venture closed a $295 million mortgage on the Shops at Mission Viejo which bears interest at 3.61% and matures in February of 2023.

            On March 22, 2012, we acquired, through an acquisition of substantially all of the assets of The Mills Limited Partnership, or TMLP, additional interests in 26 properties. The transaction resulted in additional interests in 16 of the properties which remain unconsolidated, the consolidation of nine previously unconsolidated properties and the purchase of the remaining noncontrolling interest in a previously consolidated property. The transaction was valued at $1.5 billion, which included repayment of the remaining $562.1 million balance on TMLP's senior loan facility, and retirement of $100.0 million of TMLP's trust preferred securities. In connection with the transaction, our $558.4 million loan to SPG-FCM was extinguished on a non-cash basis. We consolidated $2.6 billion in additional property-level mortgage debt in connection with this transaction. This property-level mortgage debt was previously presented as debt of our unconsolidated entities. We and our joint venture partner had equal ownership in these properties prior to the transaction.

            The consolidation of the previously unconsolidated properties resulted in a remeasurement of our previously held interest in each of these nine newly consolidated properties to fair value and recognition of a corresponding non-cash gain of $488.7 million. In addition, we recorded an other-than-temporary impairment charge of $22.4 million for the excess of carrying value of our remaining investment in SPG-FCM over its estimated fair value. The gain on the transaction and impairment charge are included in gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income. The assets and liabilities of the newly consolidated properties acquired in the Mills transaction have been reflected at their estimated fair value at the acquisition date.

            We recorded our acquisition of the interest in the nine newly consolidated properties using the acquisition method of accounting. Tangible and intangible assets and liabilities were established based on their fair values at the date of acquisition. The results of operations of the newly consolidated properties have been included in our consolidated results from the date of acquisition. The purchase price allocations are preliminary and subject to revision within the measurement period, not to exceed one year from the date of acquisition.

            The table below summarizes the amounts of assets acquired and liabilities assumed at the acquisition date as well as purchase accounting adjustments made from the original allocations at the date of acquisition for the nine newly consolidated properties. We amortize these amounts over the estimated life of the related depreciable components of investment property, typically no greater than 40 years, the terms of the applicable leases and the applicable debt maturity. The adjusted allocations did not have a material impact on the quarterly or annual results of operations or on our financial position at December 31, 2012. In addition to the below, we have recorded approximately $1 billion of investment in the 16 properties which remained unconsolidated at the acquisition date.

Preliminary Allocations
(in millions)
Investment properties	$4,228
Cash and cash equivalents	91
Tenant Receivables and accrued revenue, net	1
Deferred costs and other assets (including intangibles)	264

Total Assets	$4,584

Mortgages and other indebtedness, including premiums	$2,672
Accounts payable, accrued expenses, intangibles and other	164
Other Liabilities	6

Total Liabilities	$2,842

            On January 6, 2012, we paid $50.0 million to acquire an additional interest in Del Amo Fashion Center, thereby increasing our interest to 50%.

            On December 31, 2011, as further discussed in Note 4, we and our joint venture partner dissolved a venture in which we had a 50% interest and distributed a portfolio of properties previously held within the venture to us and our joint venture partner. The results of operations of these properties are now presented as loss from operations of discontinued joint venture interests and the non-cash gain of $168.3 million recorded upon distribution to the partners is presented within (loss) gain on sale or disposal of discontinued operations, net in the "Summary Financial Information" below.

Loan to SPG-FCM

            As discussed above, our loan to SPG-FCM was extinguished in the Mills transaction. During 2012, 2011 and 2010, we recorded approximately $2.0 million, $9.8 million and $9.9 million in interest income (net of inter-entity eliminations) related to this loan, respectively.

International Investments

            We conduct our international operations through joint venture arrangements and account for all of our international joint venture investments using the equity method of accounting

            European Investments.    At December 31, 2012, we owned 57,634,148 shares, or approximately 28.9%, of Klépierre, which had a quoted market price of $39.67 per share. At the date of purchase on March 14, 2012, our excess investment in Klépierre was approximately $1.2 billion, of which substantially all has been allocated to the underlying investment property based on estimated fair value. The allocation is subject to revision within the measurement period, not to exceed one year from the date of acquisition. Our share of net income, net of amortization of our excess investment, was $0.5 million from the acquisition date through December 31, 2012. Based on applicable Euro:USD exchange rates and after our conversion of Klépierre's results to GAAP, Klépierre's total assets, total liabilities, and noncontrolling interests as of December 31, 2012 were $17.2 billion, $12.4 billion, and $1.9 billion, respectively, and Klépierre's total revenues, operating income and consolidated net income were approximately $1.1 billion, $394.7 million and $323.6 million, respectively, for the period of our ownership in 2012.

            At December 31, 2011, we had a 49% ownership interest in GCI. On January 9, 2012, we sold our entire ownership interest in GCI to our venture partner, Auchan S.A. The aggregate cash we received was $375.8 million and we recognized a gain on the sale of $28.8 million. Our investment carrying value included $39.5 million of accumulated losses related to currency translation and net investment hedge accumulated balances which had been recorded in accumulated other comprehensive income (loss).

            Asian Joint Ventures.    We conduct our international Premium Outlet operations in Japan through a joint venture with Mitsubishi Estate Co., Ltd. We have a 40% ownership interest in this joint venture. The carrying amount of our investment in this joint venture was $314.2 million and $349.5 million as of December 31, 2012 and 2011, respectively, including all related components of accumulated other comprehensive income (loss). We conduct our international Premium Outlet operations in South Korea through a joint venture with Shinsegae International Co. We have a 50% ownership interest in this joint venture. The carrying amount of our investment in this joint venture was $62.9 million and $43.8 million as of December 31, 2012 and 2011, respectively, including all related components of accumulated other comprehensive income (loss).

Summary Financial Information

            A summary of our investments in joint ventures and share of income from such joint ventures, excluding Klépierre, follows. The accompanying joint venture statements of operations include amounts related to our investments in Simon Ivanhoe S.á.r.l. which was sold on July 15, 2010 and GCI which was sold on January 9, 2012. In addition, we acquired additional controlling interests in King of Prussia on August 25, 2011, and nine properties in the Mills transaction on March 22, 2012. These previously unconsolidated properties became consolidated properties as of their respective acquisition dates. Additionally, on December 31, 2011, we and our joint venture partner dissolved a venture in which we had a 50% interest and distributed a portfolio of properties previously held within the venture to us and our joint venture partner. Finally, during 2012, we disposed of our interests in one mall and three non-core retail properties. The results of operations of the properties for all of these transactions are classified as loss from operations of discontinued joint venture interests in the accompanying joint venture statements of operations. Balance sheet information for the joint ventures is as follows:

	December 31, 2012	December 31, 2011
BALANCE SHEETS
Assets:
Investment properties, at cost	$14,607,291	$20,481,657
Less — accumulated depreciation	4,926,511	5,264,565

	9,680,780	15,217,092
Cash and cash equivalents	619,546	806,895
Tenant receivables and accrued revenue, net	252,774	359,208
Investment in unconsolidated entities, at equity	39,589	133,576
Deferred costs and other assets	438,399	526,101

Total assets	$11,031,088	$17,042,872

Liabilities and Partners' Deficit:
Mortgages and other indebtedness	$11,584,863	$15,582,321
Accounts payable, accrued expenses, intangibles, and deferred revenue	672,483	775,733
Other liabilities	447,132	981,711

Total liabilities	12,704,478	17,339,765
Preferred units	67,450	67,450
Partners' deficit	(1,740,840)	(364,343)

Total liabilities and partners' deficit	$11,031,088	$17,042,872

Our Share of:
Partners' deficit	$(799,911)	$(32,000)
Add: Excess Investment	2,184,133	714,515

Our net Investment in unconsolidated entities, at equity	$1,384,222	$682,515

            "Excess Investment" represents the unamortized difference of our investment over our share of the equity in the underlying net assets of the joint ventures or other investments acquired and is allocated on a fair value basis primarily to investment property, lease related intangibles, and debt premiums and discounts. We amortize excess investment over the life of the related depreciable components of investment property, typically no greater than 40 years, the terms of the applicable leases and the applicable debt maturity, respectively. The amortization is included in the reported amount of income from unconsolidated entities.

            As of December 31, 2012, scheduled principal repayments on joint venture properties' mortgages and other indebtedness are as follows:

2013	$1,286,591
2014	1,095,731
2015	2,029,553
2016	1,106,436
2017	1,367,851
Thereafter	4,693,145

Total principal maturities	11,579,307
Net unamortized debt premiums and discounts	5,556

Total mortgages and other indebtedness	$11,584,863

            This debt becomes due in installments over various terms extending through 2034 with interest rates ranging from 0.48% to 9.35% and a weighted average rate of 5.06% at December 31, 2012.

	For the Year Ended December 31,
	2012	2011	2010
STATEMENTS OF OPERATIONS
Revenue:
Minimum rent	$1,487,554	$1,424,038	$1,365,466
Overage rent	176,609	140,822	125,239
Tenant reimbursements	691,564	660,354	655,144
Other income	171,698	150,949	181,210

Total revenue	2,527,425	2,376,163	2,327,059
Operating Expenses:
Property operating	477,338	460,235	446,358
Depreciation and amortization	506,820	485,794	482,836
Real estate taxes	178,739	167,608	174,617
Repairs and maintenance	65,163	64,271	63,185
Advertising and promotion	55,175	50,653	48,205
Provision for (recovery of) credit losses	1,824	4,496	(85)
Other	170,510	148,110	130,195

Total operating expenses	1,455,569	1,381,167	1,345,311

Operating Income	1,071,856	994,996	981,748
Interest expense	(599,400)	(593,408)	(589,769)
Loss from unconsolidated entities	(1,263)	(1,263)	—

Income from Continuing Operations	471,193	400,325	391,979
Loss from operations of discontinued joint venture interests	(20,311)	(57,961)	(60,470)
(Loss) Gain on disposal of discontinued operations, net	(5,354)	347,640	39,676

Net Income	$445,528	$690,004	$371,185

Third-Party Investors' Share of Net Income	$239,931	$384,384	$234,799

Our Share of Net Income	205,597	305,620	136,386
Amortization of Excess Investment	(83,400)	(50,562)	(48,329)
Our Share of Loss (Gain) on Sale or Disposal of Assets and Interests in Unconsolidated Entities, net	9,245	(173,820)	(20,305)
Our Share of Impairment Charge from Investments in Unconsolidated Entities, net	—	—	8,169

Income from Unconsolidated Entities	$131,442	$81,238	$75,921

            Our share of income from unconsolidated entities in the above table, aggregated with our share of results of Klépierre, is presented in Income from unconsolidated entities in the accompanying consolidated statements of operations and comprehensive income. Our share of the loss (gain) on sale or disposal of assets and interests in unconsolidated entities, net is reflected within gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income.

  2012 Dispositions

            In July 2012, we disposed of our interest in an unconsolidated mall, and in August 2012 we disposed of our interest in three other non-core unconsolidated properties. Our share of the net loss on disposition was $9.2 million.

  2011 Dispositions

            In April 2011, we disposed of our interest in an unconsolidated mall, resulting in a gain of $7.8 million.

  2010 Impairment

            In December 2010, we recognized an $8.2 million non-cash impairment charge representing our share of impairment on a joint venture investment in a property in Italy for which the decline in value below our carrying amount was deemed other-than-temporary.

Indebtedness and Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Indebtedness and Derivative Financial Instruments
Indebtedness and Derivative Financial Instruments

8.    Indebtedness and Derivative Financial Instruments

            Our mortgages and other indebtedness, excluding the impact of derivative instruments, consist of the following as of December 31:

	2012	2011
Fixed-Rate Debt:
Mortgages and other notes, including $101,104 and $54,250 net premiums, respectively. Weighted average interest and maturity of 5.85% and 4.4 years at December 31, 2012.	$7,677,204	$5,566,600
Unsecured notes, including $38,847 and $29,178 net discounts, respectively. Weighted average interest and maturity of 5.09% and 7.1 years at December 31, 2012.	13,400,154	10,640,775

Total Fixed-Rate Debt	21,077,358	16,207,375
Variable-Rate Debt:
Mortgages and other notes, at face value. Weighted average interest and maturity of 2.57% and 1.5 years at December 31, 2012.	442,152	1,286,401
Credit Facility (see below)	1,593,497	952,664

Total Variable-Rate Debt	2,035,649	2,239,065

Total Mortgages and Other Indebtedness	$23,113,007	$18,446,440

            General.    Our unsecured debt agreements contain financial covenants and other non-financial covenants. If we were to fail to comply with these covenants, after the expiration of the applicable cure periods, the debt maturity could be accelerated or other remedies could be sought by the lender including adjustments to the applicable interest rate. As of December 31, 2012, we are in compliance with all covenants of our unsecured debt.

            At December 31, 2012, we or our subsidiaries were the borrowers under 78 non-recourse mortgage notes secured by mortgages on 78 properties, including seven separate pools of cross-defaulted and cross-collateralized mortgages encumbering a total of 27 properties. Under these cross-default provisions, a default under any mortgage included in the cross-defaulted pool may constitute a default under all mortgages within that pool and may lead to acceleration of the indebtedness due on each property within the pool. Certain of our secured debt instruments contain financial and other non-financial covenants which are specific to the properties which serve as collateral for that debt. If the borrower fails to comply with these covenants, the lender could accelerate the debt and enforce its right against their collateral. At December 31, 2012, the applicable borrowers under these non-recourse mortgage notes were in compliance with all covenants where non-compliance could individually, or giving effect to applicable cross-default provisions in the aggregate, have a material adverse effect on our financial condition, results of operations or cash flows.

Unsecured Debt

            At December 31, 2012, our unsecured debt consisted of $13.4 billion of senior unsecured notes of the Operating Partnership, $1.3 billion outstanding under our $4.0 billion unsecured revolving credit facility, or Credit Facility, and $259.2 million outstanding under our $2.0 billion supplemental unsecured revolving credit facility, or Supplemental Facility. The December 31, 2012 balance on the Credit Facility included $1.2 billion (U.S. dollar equivalent) of Euro-denominated borrowings and the entire balance on the Supplemental Facility on such date consisted of Yen-denominated borrowings, both of which are designated as net investment hedges of a portion of our international investments.

            On December 31, 2012, we had an aggregate available borrowing capacity of $4.4 billion under the two credit facilities. The maximum outstanding balance of the credit facilities during the year ended December 31, 2012 was $3.1 billion and the weighted average outstanding balance was $1.9 billion. Letters of credit of $45.2 million were outstanding under the Credit Facility as of December 31, 2012.

            The Credit Facility's initial borrowing capacity of $4.0 billion can be increased at our sole option to $5.0 billion during its term. The Credit Facility will initially mature on October 30, 2015 and can be extended for an additional year at our sole option. The base interest rate on the Credit Facility is LIBOR plus 100 basis points with an additional facility fee of 15 basis points. In addition, the Credit Facility provides for a money market competitive bid option program that allows us to hold auctions to achieve lower pricing for short-term borrowings. The Credit Facility also includes a $2.0 billion multi-currency tranche.

            On June 1, 2012, we entered into the Supplemental Facility with an initial borrowing capacity of $2.0 billion which can be increased at our sole option to $2.5 billion during its term. The Supplemental Facility will initially mature on June 30, 2016 and can be extended for an additional year at our sole option. The base interest rate on the Supplemental Facility is LIBOR plus 100 basis points with an additional facility fee of 15 basis points. Like the Credit Facility, the Supplemental Facility provides for a money market competitive bid option program and allows for multi-currency borrowings. During the second quarter of 2012, we moved $285.0 million (U.S. dollar equivalent) of Yen-denominated borrowings from the Credit Facility to the Supplemental Facility.

            On March 13, 2012, the Operating Partnership issued $600.0 million of senior unsecured notes at a fixed interest rate of 2.15% with a maturity date of September 2017, $600.0 million of senior unsecured notes at a fixed interest rate of 3.375% with a maturity date of March 2022, and $550.0 million of senior unsecured notes at a fixed interest rate of 4.75% with a maturity date of March 2042. Proceeds from the unsecured notes offerings were used to fund a portion of the cost of the acquisition of our equity stake in Klépierre and the Mills transaction.

            On December 17, 2012, the Operating Partnership issued $750.0 million of senior unsecured notes at a fixed interest rate of 1.50% with a maturity date of February 2018 and $500.0 million of senior unsecured notes at a fixed interest rate of 2.75% with a maturity date of February 2023. Proceeds from the unsecured notes offerings were used to pay down borrowings on the Credit Facility and fund general working capital requirements.

            During 2012, we redeemed at par $231.0 million of senior unsecured notes with fixed rates ranging from 5.75% to 6.88%.

            On November 1, 2011, we entered into a $900.0 million unsecured term loan. We drew $160.0 million on the term loan in the first quarter of 2012. In the second quarter of 2012, we repaid the outstanding balance in full and terminated the term loan.

Secured Debt

            Total secured indebtedness was $8.0 billion and $6.8 billion at December 31, 2012 and 2011, respectively. During 2012, we repaid $536.2 million in mortgage loans with a weighted average interest rate of 3.95%, unencumbering 19 properties, and repaid the outstanding balance of a $735.0 million secured term loan in full.

            As a result of the acquisition of additional interests in properties in the Mills transaction in March 2012, as further discussed in Note 7, we consolidated nine properties encumbered by property-level mortgage debt totaling $2.6 billion. This property-level mortgage debt was previously presented as debt of our unconsolidated entities. We and our joint venture partner had equal ownership in these properties prior to the transaction.

Debt Maturity and Other

            Our scheduled principal repayments on indebtedness as of December 31, 2012 are as follows:

2013	$821,637
2014	2,337,975
2015	2,098,028
2016	5,642,023
2017	3,281,808
Thereafter	8,869,279

Total principal maturities	23,050,750
Net unamortized debt premium	62,257

Total mortgages and other indebtedness	$23,113,007

            Our cash paid for interest in each period, net of any amounts capitalized, was as follows:

	For the Year Ended December 31,
	2012	2011	2010
Cash paid for interest	$1,122,223	$979,436	$1,015,989

Derivative Financial Instruments

            Our exposure to market risk due to changes in interest rates primarily relates to our long-term debt obligations. We manage exposure to interest rate market risk through our risk management strategy by a combination of interest rate protection agreements to effectively fix or cap a portion of variable rate debt. We are also exposed to foreign currency risk on financings of certain foreign operations. Our intent is to offset gains and losses that occur on the underlying exposures, with gains and losses on the derivative contracts hedging these exposures. We do not enter into either interest rate protection or foreign currency rate protection agreements for speculative purposes.

            We may enter into treasury lock agreements as part of an anticipated debt issuance. Upon completion of the debt issuance, the fair value of these instruments is recorded as part of accumulated other comprehensive income (loss) and is amortized to interest expense over the life of the debt agreement.

            The fair value of our interest rate swap agreements is a net liability balance of $1.5 million and $10.0 million at December 31, 2012 and 2011, respectively, and is included in other liabilities. The interest rate cap agreements were of nominal value at December 31, 2012 and 2011, and we generally do not apply hedge accounting to these arrangements. In addition, the unamortized loss of our treasury locks and terminated hedges recorded in accumulated other comprehensive income (loss) was $78.0 million and $89.7 million as of December 31, 2012 and 2011, respectively. As of December 31, 2012, our outstanding LIBOR based derivative contracts consisted of:

  •
  interest rate cap protection agreements with a notional amount of $442.4 million which mature in July 2013 and June 2014, and

  •
  fixed rate swap agreements with a notional amount of $483.7 million which have a weighted average fixed pay rate of 2.52% and a weighted average variable receive rate of 0.58%.

            Within the next year, we expect to reclassify to earnings approximately $13.2 million of losses related to active and terminated interest rate swaps from the current balance held in accumulated other comprehensive income (loss). The amount of ineffectiveness relating to cash flow hedges recognized in income during the periods presented was not significant.

            Our joint ventures may also enter into interest rate swaps or caps, which are recorded at fair value on the joint venture balance sheets. Included in our accumulated other comprehensive income (loss) as of December 31, 2012 and 2011 is our share of the joint ventures' accumulated derivative losses of $0.4 million and $14.0 million, respectively.

Fair Value of Debt

            The carrying value of our variable-rate mortgages and other loans approximates their fair values. We estimate the fair values of consolidated fixed-rate mortgages using cash flows discounted at current borrowing rates and other indebtedness using cash flows discounted at current market rates. We estimate the fair values of consolidated fixed-rate unsecured notes using quoted market prices, or, if no quoted market prices are available, we use quoted market prices for securities with similar terms and maturities. The book value of our consolidated fixed-rate mortgages and other indebtedness was $21.0 billion and $15.9 billion as of December 31, 2012 and 2011, respectively. The fair values of these financial instruments and the related discount rate assumptions as of December 31 are summarized as follows:

	2012	2011
Fair value of fixed-rate mortgages and other indebtedness	$23,373	$17,905
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.24%	3.60%

Rentals under Operating Leases	12 Months Ended
Dec. 31, 2012
Rentals under Operating Leases
Rentals under Operating Leases

9.    Rentals under Operating Leases

            Future minimum rentals to be received under non-cancelable tenant operating leases for each of the next five years and thereafter, excluding tenant reimbursements of operating expenses and percentage rent based on tenant sales volume as of December 31, 2012 are as follows:

2013	$2,572,612
2014	2,363,435
2015	2,083,716
2016	1,810,189
2017	1,524,365
Thereafter	4,079,160

$14,433,477

            Approximately 0.6% of future minimum rents to be received are attributable to leases with an affiliate of a limited partner in the Operating Partnership.

Equity	12 Months Ended
Dec. 31, 2012
Equity
Equity

10.    Equity

            Our Board of Directors is authorized to reclassify excess common stock into one or more additional classes and series of capital stock, to establish the number of shares in each class or series and to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, and qualifications and terms and conditions of redemption of such class or series, without any further vote or action by the stockholders. The issuance of additional classes or series of capital stock may have the effect of delaying, deferring or preventing a change in control of us without further action of the stockholders. The ability to issue additional classes or series of capital stock, while providing flexibility in connection with possible acquisitions and other corporate purposes, could have the effect of making it more difficult for a third party to acquire, or of discouraging a third party from acquiring, a majority of our outstanding voting stock.

            Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of stockholders, other than for the election of directors. The holders of our Class B common stock have the right to elect up to four members of the Board of Directors. All 8,000 outstanding shares of the Class B common stock are subject to two voting trusts as to which Herbert Simon and David Simon are the trustees. Shares of Class B common stock convert automatically into an equal number of shares of common stock upon the occurrence of certain events and can be converted into shares of common stock at the option of the holders.

Common Stock Issuances

            In 2012, we issued 921,676 shares of common stock to 31 limited partners in exchange for an equal number of units pursuant to the partnership agreement of the Operating Partnership.

            In addition, we issued 5,873,620 shares of common stock to The Melvin Simon Family Enterprises Trust in exchange for 6,526,245 units on September 25, 2012.

            We issued 712 shares of common stock related to employee stock options exercised during 2012. We used the net proceeds from the option exercises to acquire additional units in the Operating Partnership.

            On March 14, 2012, we issued 9,137,500 shares of common stock in a public offering at a price of $137.00 per share. Proceeds of $1.2 billion from the offering, net of issue costs, were used to fund a portion of the acquisition cost of our equity stake in Klépierre and the Mills transaction.

            On July 20, 2012, the Operating Partnership redeemed 2,000,000 units from a limited partner for $124.00 per unit in cash.

            On December 4, 2012, the Operating Partnership issued 205,335 units in connection with the acquisition of the remaining 50% noncontrolling interest in two outlet properties as discussed in Note 4.

Temporary Equity

            We classify as temporary equity those securities for which there is the possibility that we could be required to redeem the security for cash irrespective of the probability of such a possibility. As a result, we classify one series of preferred units of the Operating Partnership and noncontrolling redeemable interests in properties in temporary equity. Each of these securities is discussed further below.

            Limited Partners' Preferred Interest in the Operating Partnership and Noncontrolling Redeemable Interests in Properties. The following table summarizes the preferred units of the Operating Partnership and the amount of the noncontrolling redeemable interests in properties as of December 31. The redemption features of the preferred units of the Operating Partnership contain provisions which could require us to settle the redemption in cash. As a result, this series of preferred units in the Operating Partnership remains classified outside permanent equity. The remaining interest in a property or portfolio of properties which are redeemable at the option of the holder or in circumstances that may be outside our control, are accounted for as temporary equity within limited partners' preferred interest in the Operating Partnership and noncontrolling redeemable interests in properties in the accompanying consolidated balance sheets. The carrying amount of the noncontrolling interest is adjusted to the redemption amount assuming the instrument is redeemable at the balance sheet date. Changes in the redemption value of the underlying noncontrolling interest are recorded within accumulated deficit. There are no noncontrolling interests redeemable at amounts in excess of fair value.

	2012	2011
7.50% Cumulative Redeemable Preferred Units, 260,000 units authorized, 255,373 issued and outstanding	$25,537	$25,537
Other noncontrolling redeemable interests in properties	152,469	242,408

Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	$178,006	$267,945

            7.50% Cumulative Redeemable Preferred Units.    This series of preferred units accrues cumulative quarterly distributions at a rate of $7.50 annually. The Operating Partnership may redeem the preferred units on or after November 10, 2013, or earlier upon the occurrence of certain tax triggering events such as death of the initial holder, or the transfer of any units to any person or entity other than the persons or entities entitled to the benefits of the original holder. The redemption price is the liquidation value ($100.00 per preferred unit) plus accrued and unpaid distributions, payable either in cash or fully registered shares of our common stock at our election. In the event of the death of a holder of the preferred units, the occurrence of certain tax triggering events applicable to the holder, or on or after November 10, 2006, the holder may require the Operating Partnership to redeem the preferred units at the same redemption price payable at the option of the Operating Partnership in either cash or shares of common stock.

Permanent Equity

            Preferred Stock.    Dividends on all series of preferred stock are calculated based upon the preferred stock's preferred return multiplied by the preferred stock's corresponding liquidation value. The Operating Partnership pays preferred distributions to us equal to the dividends we pay on the preferred stock issued.

            Series J 8 3/8% Cumulative Redeemable Preferred Stock.    Dividends accrue quarterly at an annual rate of 8 3/8% per share. We can redeem this series, in whole or in part, on or after October 15, 2027 at a redemption price of $50.00 per share, plus accumulated and unpaid dividends. This preferred stock was issued at a premium of $7.5 million. The unamortized premium included in the carrying value of the preferred stock at December 31, 2012 and 2011 was $4.9 million and $5.2 million, respectively.

Other Equity Activity

            Notes Receivable from Former CPI Stockholders.    Notes receivable of $15.3 million from stockholders of an entity we acquired in 1998 are reflected as a deduction from capital in excess of par value in the consolidated statements of equity in the accompanying financial statements. The notes do not bear interest and become due at the time the underlying shares are sold.

            The Simon Property Group 1998 Stock Incentive Plan.    This plan, or the 1998 plan, provides for the grant of equity-based awards in the form of options to purchase shares, stock appreciation rights, restricted stock grants and performance unit awards. Options may be granted which are qualified as "incentive stock options" within the meaning of Section 422 of the Internal Revenue Code and options which are not so qualified. An aggregate of 17,300,000 shares of common stock have been reserved for issuance under the 1998 plan. Additionally, the partnership agreement requires us to purchase units for cash in an amount equal to the fair market value of such shares.

            Administration.    The 1998 plan is administered by the Compensation Committee of the Board of Directors, or the Compensation Committee. The Compensation Committee determines which eligible individuals may participate and the type, extent and terms of the awards to be granted to them. In addition, the Compensation Committee interprets the 1998 plan and makes all other determinations deemed advisable for its administration. Options granted to employees become exercisable over the period determined by the Compensation Committee. The exercise price of an employee option may not be less than the fair market value of the shares on the date of grant. Employee options generally vest over a three-year period and expire ten years from the date of grant.

            Awards for Eligible Directors.    Directors who are not also our employees or employees of our affiliates are eligible to receive awards under the 1998 plan. Currently, each eligible director receives on the first day of the first calendar month following his or her initial election an award of restricted stock with a value of $82,500 (pro-rated for partial years of service). Thereafter, as of the date of each annual meeting of stockholders, eligible directors who are re-elected receive an award of restricted stock having a value of $82,500. In addition, eligible directors who serve as chairpersons of the standing committees receive an additional annual award of restricted stock having a value of $10,000 (in the case of the Audit and Compensation Committees) or $7,500 (in the case of the Governance and Nominating Committees). The Lead Independent Director also receives an annual restricted stock award having a value of $12,500. The restricted stock vests in full after one year.

            Once vested, the delivery of the shares of restricted stock (including reinvested dividends) is deferred under our Director Deferred Compensation Plan until the director retires, dies or becomes disabled or otherwise no longer serves as a director. The directors may vote and are entitled to receive dividends on the underlying shares; however, any dividends on the shares of restricted stock must be reinvested in shares of common stock and held in the deferred compensation plan until the shares of restricted stock are delivered to the former director.

Stock Based Compensation

            Awards under our stock based compensation plans primarily take the form of LTIP units and restricted stock grants. These awards are all performance based and are based on various corporate and business unit performance measures as further described below. In the aggregate, we recorded compensation expense, net of capitalization, related to these stock based compensation arrangements of approximately $31.8 million, $26.2 million, and $21.5 million for the years ended December 31, 2012, 2011 and 2010, respectively, which is included within home and regional office costs and general and administrative costs in the accompanying statements of operations and comprehensive income.

            LTIP Programs.    On March 16, 2010, the Compensation Committee approved three long-term, performance based incentive compensation programs, or the 2010 LTIP programs, for certain senior executive officers. Awards under the LTIP programs take the form of LTIP units, a form of limited partnership interest issued by the Operating Partnership, and will be considered earned if, and only to the extent to which, applicable total shareholder return, or TSR, performance benchmarks, as defined, are achieved during the performance period. Once earned, LTIP units will become the equivalent of units only after a two year service-based vesting period, beginning after the end of the performance period. Awarded LTIP units not earned are forfeited. During the performance period, participants are entitled to receive on the LTIP units awarded to them distributions equal to 10% of the regular quarterly distributions paid on a unit of the Operating Partnership. As a result, we account for these LTIP units as participating securities under the two-class method of computing earnings per share. The 2010 LTIP programs had one, two and three year performance periods, which ended on December 31, 2010, 2011 and 2012, respectively. In the first quarter of 2011, the Compensation Committee determined the extent to which the performance measures were achieved and 133,673 LTIP units were earned under the one-year 2010 LTIP program and, pursuant to the award agreements, will vest in two equal installments in 2012 and 2013. In the first quarter of 2012, the Compensation Committee determined the extent to which the performance measures were achieved and 337,006 LTIP units were earned under the two-year 2010 LTIP program and, pursuant to the award agreements, will vest in two equal installments in 2013 and 2014.

            During July 2011, the Compensation Committee approved a new three-year long-term performance based incentive compensation program, or the 2011-2013 LTIP program, and awarded LTIP units to certain senior executive officers. The 2011-2013 LTIP program has a three year performance period ending on December 31, 2013. During March 2012, the Compensation Committee approved a three-year long-term performance based incentive compensation program, or the 2012-2014 LTIP program, and awarded LTIP units to certain senior executive officers. The 2012-2014 LTIP program has a three year performance period ending December 31, 2014 and will be considered earned if, and only to the extent to which, applicable TSR performance benchmarks are achieved during the performance period. One-half of the earned LTIP units will vest on January 1 of each of the second and third years following the end of the applicable performance period, subject to the participant maintaining employment with us through those dates.

            The 2010 LTIP program awards have an aggregate grant date fair value, adjusted for estimated forfeitures, of $7.2 million for the one-year program, $14.8 million for the two-year program and $23.0 million for the three-year program. Both the 2011-2013 LTIP program and 2012-2014 LTIP program have aggregate grant date fair values of $35.0 million, adjusted for estimated forfeitures. Grant date fair values were estimated based upon the results of a Monte Carlo model, and the resulting expense will be recorded regardless of whether the TSR benchmarks are achieved, if the required service is delivered throughout the performance period. The grant date fair values are being amortized into expense over the period from the grant date to the date at which the awards, if any, become vested.

            Restricted Stock.    The 1998 plan also provides for shares of restricted stock to be granted to certain employees at no cost to those employees, subject to achievement of certain financial and return-based performance measures established by the Compensation Committee related to the most recent year's performance. Once granted, the shares of restricted stock then vest annually over a three or four-year period (equally each year) beginning on January 1 of each year. The cost of restricted stock grants, which is based upon the stock's fair market value on the grant date, is charged to earnings ratably over the vesting period. Through December 31, 2012 a total of 5,340,313 shares of restricted stock, net of forfeitures, have been awarded under the plan. Information regarding restricted stock awards is summarized in the following table for each of the years presented:

	For the Year Ended December 31,
	2012	2011	2010
Restricted stock awarded during the year, net of forfeitures	114,066	116,885	116,726
Weighted average fair value of shares granted during the year	$146.70	$110.12	$85.17
Amortization expense	$14,001	$14,018	$16,839

            Other Compensation Arrangements.    On July 6, 2011, in connection with the execution of a long-term employment agreement, the Compensation Committee granted David Simon, our Chairman and CEO, a retention award in the form of 1,000,000 LTIP units for his continued service as our Chairman and Chief Executive Officer through July 5, 2019. The award vests in one-third increments on July 5th of 2017, 2018 and 2019, subject to continued employment. The grant date fair value of the retention award was $120.3 million which is being recognized as expense over the eight-year term of his employment agreement on a straight-line basis.

            Information relating to employee options from December 31, 2009 through December 31, 2012 is as follows:

	Options	Weighted Average Exercise Price Per Share
Shares under option at December 31, 2009	505,682	$28.88

Granted (1)	—	—
Exercised (none were forfeited during the period)	(178,683)	23.03

Shares under option at December 31, 2010	326,999	$29.75

Granted	—	—
Exercised (none were forfeited during the period)	(324,720)	29.61

Shares under option at December 31, 2011	2,279	$50.17

Granted	—	—
Exercised (none were forfeited during the period)	(712)	50.17

Shares under option at December 31, 2012	1,567	$50.17

(1)
Since 2001, we have not granted any options to officers, directors or employees, except for a series of reload options we assumed as part of a prior business combination.

            All 1,567 options outstanding at December 31, 2012, are exercisable and have an exercise price of $50.17 and a weighted average life of 1.17 years.

            We also maintain a tax-qualified retirement 401(k) savings plan and offer no other post-retirement or post-employment benefits to our employees.

Exchange Rights

            Limited partners in the Operating Partnership have the right to exchange all or any portion of their units for shares of common stock on a one-for-one basis or cash, as determined by the Board of Directors. The amount of cash to be paid if the exchange right is exercised and the cash option is selected will be based on the trading price of our common stock at that time. At December 31, 2012, we had reserved 58,151,188 shares of common stock for possible issuance upon the exchange of units, stock options and Class B common stock.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

11.    Commitments and Contingencies

Litigation

            We are involved from time-to-time in various legal proceedings that arise in the ordinary course of our business, including, but not limited to commercial disputes, environmental matters, and litigation in connection with transactions including acquisitions and divestitures. We believe that such litigation, claims and administrative proceedings will not have a material adverse impact on our financial position or our results of operations. We record a liability when a loss is considered probable and the amount can be reasonably estimated.

            In May 2010, Opry Mills sustained significant flood damage. Insurance proceeds of $50 million have been funded by the insurers and remediation work has been completed. The property was re-opened March 29, 2012. The excess insurance carriers (those providing coverage above $50 million) have denied the claim under the policy for additional proceeds (of up to $150 million) to pay further amounts for restoration costs and business interruption losses. We and our lenders are continuing our efforts through pending litigation to recover our losses under the excess insurance policies for Opry Mills and we believe recovery is probable, but no assurances can be made that our efforts to recover these funds will be successful.

Lease Commitments

            As of December 31, 2012, a total of 28 of the consolidated properties are subject to ground leases. The termination dates of these ground leases range from 2013 to 2090. These ground leases generally require us to make fixed annual rental payments, or a fixed annual rental plus a percentage rent component based upon the revenues or total sales of the property. Some of these leases also include escalation clauses and renewal options. We incurred ground lease expense, which is included in other expense, as follows:

	For the Year Ended December 31,
	2012	2011	2010
Ground lease expense	$43,421	$42,284	$36,750

            Future minimum lease payments due under these ground leases for years ending December 31, excluding applicable extension options, are as follows:

2013	$26,950
2014	28,196
2015	28,921
2016	29,097
2017	29,106
Thereafter	889,307

$1,031,577

Insurance

            We maintain insurance coverage with third party carriers who provide a portion of the coverage for specific layers of potential losses including commercial general liability, fire, flood, extended coverage and rental loss insurance on all of our properties in the United States. The initial portion of coverage not provided by third party carriers is either insured through our wholly-owned captive insurance companies, Rosewood Indemnity, Ltd. and Bridgewood Insurance Company, Ltd., or other financial arrangements controlled by us. The third party carrier has, in turn, agreed to provide evidence of coverage for this layer of losses under the terms and conditions of the carrier's policy. A similar policy written through our captive insurance entities also provides initial coverage for property insurance and certain windstorm risks at the properties located in coastal windstorm locations.

            We currently maintain insurance coverage against acts of terrorism on all of our properties in the United States on an "all risk" basis in the amount of up to $1 billion. The current federal laws which provide this coverage are expected to operate through 2014. Despite the existence of this insurance coverage, any threatened or actual terrorist attacks where we operate could adversely affect our property values, revenues, consumer traffic and tenant sales.

Guarantees of Indebtedness

            Joint venture debt is the liability of the joint venture and is typically secured by the joint venture property, which is non-recourse to us. As of December 31, 2012 and 2011, the Operating Partnership guaranteed joint venture related mortgage or other indebtedness of $84.9 million and $30.2 million, respectively. Mortgages guaranteed by us are secured by the property of the joint venture and that property could be sold in order to satisfy the outstanding obligation.

Concentration of Credit Risk

            Our malls, Premium Outlets, The Mills, and community/lifestyle centers rely heavily upon anchor tenants to attract customers; however, anchor retailers do not contribute materially to our financial results as many anchor retailers own their spaces. All material operations are within the United States and no customer or tenant accounts for 5% or more of our consolidated revenues.

Limited Life Partnerships

            We are the controlling partner in several consolidated partnerships that have a limited life. We estimated the settlement values of these noncontrolling interests as of December 31, 2012 and 2011 as approximately $143 million and $140 million, respectively. The settlement values are based on the estimated fair values upon a hypothetical liquidation of the partnership interests and estimated yield maintenance or prepayment penalties associated with the payment to settle any underlying secured mortgage debt.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

12.    Related Party Transactions

            Our management company provides management, insurance, and other services to Melvin Simon & Associates, Inc., a related party, unconsolidated joint ventures, and other non-owned properties. Amounts for services provided by our management company and its affiliates to our unconsolidated joint ventures and other related parties were as follows:

	For the Year Ended December 31,
	2012	2011	2010
Amounts charged to unconsolidated joint ventures	$119,534	$125,306	$118,905
Amounts charged to properties owned by related parties	4,416	4,353	4,308

            During 2012, 2011 and 2010, we recorded interest income of $2.0 million, $9.8 million and $9.9 million, respectively, net of inter-entity eliminations, related to the loans that we have provided to TMLP and SPG-FCM. In addition, during 2012, 2011 and 2010, we recorded development, royalty and other fees related to our international investments of $15.5 million, $12.3 million, and $10.8 million, respectively, which is included in other income in the accompanying consolidated statements of operations and comprehensive income.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

13.    Quarterly Financial Data (Unaudited)

            Quarterly 2012 and 2011 data is summarized in the table below. Quarterly amounts may not sum to annual amounts due to rounding.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Total revenue	$1,118,969	$1,188,066	$1,228,617	$1,344,431
Operating income	516,721	524,327	564,953	614,598
Consolidated net income	781,829	260,936	306,371	370,496
Net income attributable to common stockholders	645,410	215,445	254,921	315,383
Net income per share — Basic	$2.18	$0.71	$0.84	$1.01
Net income per share — Diluted	$2.18	$0.71	$0.84	$1.01
Weighted average shares outstanding	295,693,410	303,252,359	304,107,489	303,137,350
Diluted weighted average shares outstanding	295,694,520	303,253,401	304,108,559	303,138,422
2011
Total revenue	$1,019,874	$1,040,861	$1,074,360	$1,171,337
Operating income	451,949	470,260	484,556	536,389
Consolidated net income	219,666	250,522	333,781	441,931
Net income attributable to common stockholders	179,412	205,121	274,000	362,930
Net income per share — Basic	$0.61	$0.70	$0.93	$1.24
Net income per share — Diluted	$0.61	$0.70	$0.93	$1.24
Weighted average shares outstanding	293,080,205	293,367,771	293,735,663	293,821,920
Diluted weighted average shares outstanding	293,290,496	293,402,353	293,758,135	293,832,555

Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Schedule III Real Estate and Accumulated Depreciation
Schedule III Real Estate and Accumulated Depreciation
Simon Property Group, Inc. and Subsidiaries Notes to Schedule III as of December 31, 2012 (Dollars in thousands)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Malls
Anderson Mall	Anderson, SC	$20,849	$1,712	$15,227	$851	$20,545	$2,563	$35,772	$38,335	$16,772	1972
Arsenal Mall	Watertown (Boston), MA	560	14,714	47,680	—	9,483	14,714	57,163	71,877	22,232	1999 (4)
Bangor Mall	Bangor, ME	80,000	5,478	59,740	—	11,158	5,478	70,898	76,376	27,294	2004 (5)
Barton Creek Square	Austin, TX	—	2,903	20,929	7,983	64,481	10,886	85,410	96,296	49,695	1981
Battlefield Mall	Springfield, MO	125,000	3,919	27,231	3,000	62,542	6,919	89,773	96,692	57,633	1970
Bay Park Square	Green Bay, WI	—	6,358	25,623	4,106	26,111	10,464	51,734	62,198	24,863	1980
Bowie Town Center	Bowie (Washington, D.C.), MD	—	2,710	65,044	235	7,170	2,945	72,214	75,159	29,912	2001
Boynton Beach Mall	Boynton Beach (Miami), FL	—	22,240	78,804	4,666	27,431	26,906	106,235	133,141	48,423	1985
Brea Mall	Brea (Los Angeles), CA	—	39,500	209,202	—	27,131	39,500	236,333	275,833	97,144	1998 (4)
Broadway Square	Tyler, TX	—	11,306	32,431	—	23,033	11,306	55,464	66,770	27,424	1994 (4)
Brunswick Square	East Brunswick (New York), NJ	78,189	8,436	55,838	—	32,327	8,436	88,165	96,601	44,428	1973
Burlington Mall	Burlington (Boston), MA	—	46,600	303,618	19,600	95,324	66,200	398,942	465,142	147,321	1998 (4)
Castleton Square	Indianapolis, IN	—	26,250	98,287	7,434	74,644	33,684	172,931	206,615	76,170	1972
Charlottesville Fashion Square	Charlottesville, VA	—	—	54,738	—	18,530	—	73,268	73,268	31,308	1997 (4)
Chautauqua Mall	Lakewood, NY	—	3,116	9,641	—	16,082	3,116	25,723	28,839	13,469	1971
Chesapeake Square	Chesapeake (Virginia Beach), VA	66,502	11,534	70,461	—	19,273	11,534	89,734	101,268	49,251	1989
Cielo Vista Mall	El Paso, TX	—	1,005	15,262	608	48,983	1,613	64,245	65,858	36,779	1974
College Mall	Bloomington, IN	—	1,003	16,245	720	43,966	1,723	60,211	61,934	32,033	1965
Columbia Center	Kennewick, WA	—	17,441	66,580	—	25,705	17,441	92,285	109,726	40,407	1987
Copley Place	Boston, MA	—	—	378,045	—	100,167	—	478,212	478,212	150,522	2002 (4)
Coral Square	Coral Springs (Miami), FL	—	13,556	93,630	—	19,025	13,556	112,655	126,211	64,184	1984
Cordova Mall	Pensacola, FL	—	18,626	73,091	7,321	56,062	25,947	129,153	155,100	45,228	1998 (4)
Cottonwood Mall	Albuquerque, NM	—	10,122	69,958	—	6,704	10,122	76,662	86,784	39,731	1996
Domain, The	Austin, TX	204,405	40,436	197,010	—	138,250	40,436	335,260	375,696	66,311	2005
Edison Mall	Fort Myers, FL	—	11,529	107,350	—	31,240	11,529	138,590	150,119	56,765	1997 (4)
Empire Mall	Sioux Falls, SD	176,300	35,998	192,186	—	3,454	35,998	195,640	231,638	7,443	1998 (5)
Fashion Mall at Keystone, The	Indianapolis, IN	—	—	120,579	29,145	80,161	29,145	200,740	229,885	73,035	1997 (4)
Firewheel Town Center	Garland (Dallas), TX	—	8,485	82,716	—	28,814	8,485	111,530	120,015	34,470	2004
Forest Mall	Fond Du Lac, WI	—	721	4,491	—	8,864	721	13,355	14,076	8,885	1973
Forum Shops at Caesars, The	Las Vegas, NV	—	—	276,567	—	219,010	—	495,577	495,577	174,529	1992
Great Lakes Mall	Mentor (Cleveland), OH	—	12,302	100,362	—	22,491	12,302	122,853	135,155	54,179	1961

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Greenwood Park Mall	Greenwood (Indianapolis), IN	77,549	2,423	23,445	5,253	115,808	7,676	139,253	146,929	59,907	1979
Gulf View Square	Port Richey (Tampa), FL	—	13,690	39,991	1,688	17,882	15,378	57,873	73,251	28,468	1980
Haywood Mall	Greenville, SC	—	11,585	133,893	6	21,633	11,591	155,526	167,117	78,018	1998 (4)
Independence Center	Independence (Kansas City), MO	200,000	5,042	45,798	—	34,528	5,042	80,326	85,368	38,595	1994 (4)
Ingram Park Mall	San Antonio, TX	142,009	733	17,163	73	22,993	806	40,156	40,962	25,147	1979
Irving Mall	Irving (Dallas), TX	—	6,737	17,479	2,533	39,951	9,270	57,430	66,700	35,859	1971
Jefferson Valley Mall	Yorktown Heights (New York), NY	—	4,868	30,304	—	26,948	4,868	57,252	62,120	34,350	1983
King of Prussia — The Court & The Plaza	King of Prussia (Philadelphia), PA	137,022	175,063	1,128,200	—	38,109	175,063	1,166,309	1,341,372	57,957	2003 (5)
Knoxville Center	Knoxville, TN	—	5,006	21,617	3,712	32,740	8,718	54,357	63,075	33,102	1984
La Plaza Mall	McAllen, TX	—	1,375	9,828	6,569	49,809	7,944	59,637	67,581	27,555	1976
Laguna Hills Mall	Laguna Hills (Los Angeles), CA	—	27,928	55,446	—	14,865	27,928	70,311	98,239	30,324	1997 (4)
Lakeline Mall	Cedar Park (Austin), TX	—	10,088	81,568	14	16,465	10,102	98,033	108,135	45,620	1995
Lenox Square	Atlanta, GA	—	38,058	492,411	—	70,361	38,058	562,772	600,830	223,056	1998 (4)
Lima Mall	Lima, OH	—	7,659	35,338	—	13,126	7,659	48,464	56,123	24,387	1965
Lincolnwood Town Center	Lincolnwood (Chicago), IL	—	7,834	63,480	—	7,609	7,834	71,089	78,923	42,987	1990
Lindale Mall	Cedar Rapids, IA	—	14,106	58,286	—	1,213	14,106	59,499	73,605	3,091	1998 (5)
Livingston Mall	Livingston (New York), NJ	—	22,214	105,250	—	43,362	22,214	148,612	170,826	55,154	1998 (4)
Longview Mall	Longview, TX	—	259	3,567	124	8,762	383	12,329	12,712	7,001	1978
Mall at Chestnut Hill, The	Chestnut Hill (Boston), MA	—	449	25,102	—	5,774	449	30,876	31,325	4,400	2002 (5)
Mall of Georgia	Buford (Atlanta), GA	—	47,492	326,633	—	6,563	47,492	333,196	380,688	114,566	1999 (5)
Maplewood Mall	St. Paul (Minneapolis), MN	—	17,119	80,758	—	23,994	17,119	104,752	121,871	34,363	2002 (4)
Markland Mall	Kokomo, IN	—	—	7,568	—	16,355	—	23,923	23,923	12,193	1968
McCain Mall	N. Little Rock, AR	—	—	9,515	10,530	24,179	10,530	33,694	44,224	7,931	1973
Melbourne Square	Melbourne, FL	—	15,762	55,891	4,160	28,565	19,922	84,456	104,378	36,439	1982
Menlo Park Mall	Edison (New York), NJ	—	65,684	223,252	—	42,010	65,684	265,262	330,946	118,948	1997 (4)
Mesa Mall	Grand Junction, CO	87,250	12,784	80,639	—	479	12,784	81,118	93,902	4,330	1998 (5)
Midland Park Mall	Midland, TX	84,664	687	9,213	—	23,098	687	32,311	32,998	17,344	1980
Miller Hill Mall	Duluth, MN	—	2,965	18,092	1,811	30,560	4,776	48,652	53,428	34,316	1973
Montgomery Mall	North Wales (Philadelphia), PA	82,303	27,105	86,915	2,279	38,443	29,384	125,358	154,742	40,300	2004 (5)
Muncie Mall	Muncie, IN	—	172	5,776	52	27,587	224	33,363	33,587	19,415	1970
North East Mall	Hurst (Dallas), TX	—	128	12,966	19,010	150,838	19,138	163,804	182,942	81,628	1971
Northfield Square	Bourbonnais, IL	25,894	362	53,396	—	3,362	362	56,758	57,120	37,771	2004 (5)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Northgate Mall	Seattle, WA	—	24,369	115,992	—	96,300	24,369	212,292	236,661	82,221	1987
Northlake Mall	Atlanta, GA	—	33,400	98,035	—	3,694	33,400	101,729	135,129	67,719	1998 (4)
Northwoods Mall	Peoria, IL	—	1,185	12,779	2,164	38,570	3,349	51,349	54,698	31,587	1983
Oak Court Mall	Memphis, TN	—	15,673	57,304	—	9,622	15,673	66,926	82,599	33,577	1997 (4)
Ocean County Mall	Toms River (New York), NJ	—	20,404	124,945	—	29,219	20,404	154,164	174,568	62,088	1998 (4)
Orange Park Mall	Orange Park (Jacksonville), FL	—	12,998	65,121	—	41,605	12,998	106,726	119,724	51,597	1994 (4)
Orland Square	Orland Park (Chicago), IL	—	35,514	129,906	—	42,165	35,514	172,071	207,585	71,335	1997 (4)
Oxford Valley Mall	Langhorne (Philadelphia), PA	68,870	24,544	100,287	2,279	10,622	26,823	110,909	137,732	62,695	2003 (4)
Paddock Mall	Ocala, FL	—	11,198	39,727	—	21,179	11,198	60,906	72,104	24,616	1980
Penn Square Mall	Oklahoma City, OK	96,422	2,043	155,958	—	36,779	2,043	192,737	194,780	82,924	2002 (4)
Pheasant Lane Mall	Nashua, NH	—	3,902	155,068	550	43,692	4,452	198,760	203,212	68,554	2004 (5)
Phipps Plaza	Atlanta, GA	—	16,725	210,610	2,225	37,651	18,950	248,261	267,211	99,917	1998 (4)
Plaza Carolina	Carolina (San Juan), PR	180,271	15,493	279,560	—	47,922	15,493	327,482	342,975	87,560	2004 (4)
Port Charlotte Town Center	Port Charlotte, FL	47,074	5,471	58,570	—	15,535	5,471	74,105	79,576	37,559	1989
Prien Lake Mall	Lake Charles, LA	—	1,842	2,813	3,053	40,794	4,895	43,607	48,502	23,019	1972
Richmond Town Square	Richmond Heights (Cleveland), OH	—	2,600	12,112	—	55,979	2,600	68,091	70,691	49,129	1966
River Oaks Center	Calumet City (Chicago), IL	—	30,560	101,224	—	12,187	30,560	113,411	143,971	52,256	1997 (4)
Rockaway Townsquare	Rockaway (New York), NJ	—	41,918	212,257	—	39,672	41,918	251,929	293,847	97,163	1998 (4)
Rolling Oaks Mall	San Antonio, TX	—	1,929	38,609	—	13,768	1,929	52,377	54,306	30,420	1988
Roosevelt Field	Garden City (New York), NY	—	163,160	702,008	48	48,594	163,208	750,602	913,810	300,608	1998 (4)
Ross Park Mall	Pittsburgh, PA	—	23,541	90,203	—	85,760	23,541	175,963	199,504	80,243	1986
Rushmore Mall	Rapid City, SD	94,000	18,839	67,364	—	662	18,839	68,026	86,865	4,410	1998 (5)
Santa Rosa Plaza	Santa Rosa, CA	—	10,400	87,864	—	24,670	10,400	112,534	122,934	42,272	1998 (4)
Shops at Riverside, The	Hackensack (New York), NJ	130,000	13,521	238,746	—	2,629	13,521	241,375	254,896	7,283	2007 (4) (5) (6)
South Hills Village	Pittsburgh, PA	—	23,445	125,840	1,472	43,463	24,917	169,303	194,220	63,938	1997 (4)
South Shore Plaza	Braintree (Boston), MA	—	101,200	301,495	—	156,347	101,200	457,842	559,042	148,427	1998 (4)
Southdale Center	Edina (Minneapolis), MN	152,834	43,154	184,967	—	28,426	43,154	213,393	256,547	5,976	2007 (4) (5) (6)
Southern Hills Mall	Sioux City, IA	101,500	15,025	75,984	—	483	15,025	76,467	91,492	4,204	1998 (5)
Southern Park Mall	Youngstown, OH	—	16,982	77,767	97	26,514	17,079	104,281	121,360	49,986	1970
SouthPark	Charlotte, NC	191,933	42,092	188,055	100	169,654	42,192	357,709	399,901	131,496	2002 (4)
Southridge Mall	Greendale (Milwaukee), WI	124,000	12,284	129,411	2,389	14,879	14,673	144,290	158,963	5,067	2007 (4) (5) (6)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
St. Charles Towne Center	Waldorf (Washington, D.C.), MD	—	7,710	52,934	1,180	30,482	8,890	83,416	92,306	44,345	1990
Stanford Shopping Center	Palo Alto (San Francisco), CA	240,000	—	339,537	—	14,593	—	354,130	354,130	100,075	2003 (4)
Summit Mall	Akron, OH	65,000	15,374	51,137	—	45,290	15,374	96,427	111,801	40,458	1965
Sunland Park Mall	El Paso, TX	29,626	2,896	28,900	—	9,462	2,896	38,362	41,258	24,744	1988
Tacoma Mall	Tacoma (Seattle), WA	—	37,803	125,826	—	83,980	37,803	209,806	247,609	84,581	1987
Tippecanoe Mall	Lafayette, IN	—	2,897	8,439	5,517	46,612	8,414	55,051	63,465	36,266	1973
Town Center at Aurora	Aurora (Denver), CO	—	9,959	56,832	6	57,375	9,965	114,207	124,172	54,298	1998 (4)
Town Center at Boca Raton	Boca Raton (Miami), FL	—	64,200	307,317	—	163,508	64,200	470,825	535,025	183,348	1998 (4)
Town Center at Cobb	Kennesaw (Atlanta), GA	200,000	32,355	158,225	—	17,561	32,355	175,786	208,141	72,445	1998 (5)
Towne East Square	Wichita, KS	—	8,525	18,479	4,108	43,045	12,633	61,524	74,157	36,939	1975
Towne West Square	Wichita, KS	49,998	972	21,203	61	13,061	1,033	34,264	35,297	22,329	1980
Treasure Coast Square	Jensen Beach, FL	—	11,124	72,990	3,067	37,072	14,191	110,062	124,253	51,005	1987
Tyrone Square	St. Petersburg (Tampa), FL	—	15,638	120,962	—	32,185	15,638	153,147	168,785	70,132	1972
University Park Mall	Mishawaka, IN	—	16,768	112,158	7,000	53,686	23,768	165,844	189,612	118,204	1996 (4)
Upper Valley Mall	Springfield, OH	44,060	8,421	38,745	—	10,746	8,421	49,491	57,912	23,549	1979
Valle Vista Mall	Harlingen, TX	40,000	1,398	17,159	329	20,701	1,727	37,860	39,587	22,531	1983
Virginia Center Commons	Glen Allen, VA	—	9,764	50,547	4,149	14,528	13,913	65,075	78,988	27,445	1991
Walt Whitman Shops	Huntington Station (New York), NY	118,262	51,700	111,258	3,789	74,283	55,489	185,541	241,030	74,742	1998 (4)
Washington Square	Indianapolis, IN	25,749	6,319	36,495	—	11,673	6,319	48,168	54,487	45,266	1974
West Ridge Mall	Topeka, KS	65,778	5,453	34,132	1,168	23,810	6,621	57,942	64,563	31,382	1988
Westminster Mall	Westminster (Los Angeles), CA	—	43,464	84,709	—	34,387	43,464	119,096	162,560	47,449	1998 (4)
White Oaks Mall	Springfield, IL	50,000	3,024	35,692	2,102	54,921	5,126	90,613	95,739	35,220	1977
Wolfchase Galleria	Memphis, TN	225,000	15,881	128,276	—	11,197	15,881	139,473	155,354	64,214	2002 (4)
Woodland Hills Mall	Tulsa, OK	94,036	34,211	187,123	—	15,645	34,211	202,768	236,979	83,941	2004 (5)
Premium Outlets
Albertville Premium Outlets	Albertville (Minneapolis), MN	—	3,900	97,059	—	4,771	3,900	101,830	105,730	33,371	2004 (4)
Allen Premium Outlets	Allen (Dallas), TX	—	13,855	43,687	97	13,640	13,952	57,327	71,279	20,626	2004 (4)
Aurora Farms Premium Outlets	Aurora (Cleveland), OH	—	2,370	24,326	—	3,801	2,370	28,127	30,497	16,611	2004 (4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Birch Run Premium Outlets	Birch Run (Detroit), MI	105,967	11,560	77,856	—	2,185	11,560	80,041	91,601	10,066	2010 (4)
Calhoun Premium Outlets	Calhoun, GA	20,368	1,745	12,529	—	223	1,745	12,752	14,497	3,408	2010 (4)
Camarillo Premium Outlets	Camarillo (Los Angeles), CA	—	16,670	224,721	482	63,684	17,152	288,405	305,557	76,517	2004 (4)
Carlsbad Premium Outlets	Carlsbad (San Diego), CA	—	12,890	184,990	96	2,768	12,986	187,758	200,744	49,589	2004 (4)
Carolina Premium Outlets	Smithfield (Raleigh), NC	50,423	3,175	59,863	5,311	3,719	8,486	63,582	72,068	24,339	2004 (4)
Chicago Premium Outlets	Aurora (Chicago), IL	—	659	118,005	—	3,926	659	121,931	122,590	42,486	2004 (4)
Cincinnati Premium Outlets	Monroe (Cincinnati), OH	—	14,117	71,520	—	4,318	14,117	75,838	89,955	13,306	2008
Clinton Crossing Premium Outlets	Clinton, CT	—	2,060	107,556	1,532	2,340	3,592	109,896	113,488	34,390	2004 (4)
Columbia Gorge Premium Outlets	Troutdale (Portland), OR	—	7,900	16,492	—	2,797	7,900	19,289	27,189	8,939	2004 (4)
Desert Hills Premium Outlets	Cabazon (Palm Springs), CA	—	3,440	338,679	—	9,236	3,440	347,915	351,355	87,907	2004 (4)
Edinburgh Premium Outlets	Edinburgh (Indianapolis), IN	—	2,857	47,309	—	12,565	2,857	59,874	62,731	21,592	2004 (4)
Ellenton Premium Outlets	Ellenton (Tampa), FL	104,311	15,807	182,412	—	2,749	15,807	185,161	200,968	25,617	2010 (4)
Folsom Premium Outlets	Folsom (Sacramento), CA	—	9,060	50,281	—	3,751	9,060	54,032	63,092	21,344	2004 (4)
Gaffney Premium Outlets	Gaffney (Greenville/Charlotte), SC	36,964	4,056	32,371	—	1,417	4,056	33,788	37,844	5,084	2010 (4)
Gilroy Premium Outlets	Gilroy (San Jose), CA	—	9,630	194,122	—	6,743	9,630	200,865	210,495	61,503	2004 (4)
Grand Prairie Premium Outlets	Grand Prairie (Dallas), TX	—	9,497	201,586	—	—	9,497	201,586	211,083	1,581	2012
Grove City Premium Outlets	Grove City (Pittsburgh), PA	112,611	6,421	121,880	—	1,049	6,421	122,929	129,350	18,480	2010 (4)
Gulfport Premium Outlets	Gulfport, MS	25,124	—	27,949	—	756	—	28,705	28,705	4,716	2010 (4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Hagerstown Premium Outlets	Hagerstown (Baltimore/Washington DC), MD	89,037	3,576	85,883	—	355	3,576	86,238	89,814	10,973	2010 (4)
Houston Premium Outlets	Cypress (Houston), TX	—	9,090	69,350	—	47,261	9,090	116,611	125,701	21,868	2007
Jackson Premium Outlets	Jackson (New York), NJ	—	6,413	104,013	3	4,554	6,416	108,567	114,983	28,934	2004 (4)
Jersey Shore Premium Outlets	Tinton Falls (New York), NJ	69,882	15,390	50,979	—	74,770	15,390	125,749	141,139	24,880	2007
Johnson Creek Premium Outlets	Johnson Creek, WI	—	2,800	39,546	—	5,785	2,800	45,331	48,131	13,963	2004 (4)
Kittery Premium Outlets	Kittery, ME	—	11,832	94,994	—	6,525	11,832	101,519	113,351	25,052	2004 (4)
Las Americas Premium Outlets	San Diego, CA	180,000	45,168	251,878	—	5,673	45,168	257,551	302,719	40,325	2007 (4)
Las Vegas Premium Outlets — North	Las Vegas, NV	—	25,435	134,973	16,536	68,054	41,971	203,027	244,998	58,867	2004 (4)
Las Vegas Premium Outlets — South	Las Vegas, NV	—	13,085	160,777	—	22,512	13,085	183,289	196,374	41,640	2004 (4)
Lebanon Premium Outlets	Lebanon (Nashville), TN	15,447	1,758	10,189	—	839	1,758	11,028	12,786	1,955	2010 (4)
Lee Premium Outlets	Lee, MA	50,844	9,167	52,212	—	851	9,167	53,063	62,230	8,290	2010 (4)
Leesburg Corner Premium Outlets	Leesburg (Washington D.C.), VA	—	7,190	162,023	—	3,734	7,190	165,757	172,947	53,590	2004 (4)
Liberty Village Premium Outlets	Flemington (New York), NJ	—	5,670	28,904	—	1,904	5,670	30,808	36,478	14,388	2004 (4)
Lighthouse Place Premium Outlets	Michigan City, IN	—	6,630	94,138	—	7,570	6,630	101,708	108,338	37,036	2004 (4)
Livermore Premium Outlets	Livermore (San Francisco), CA	—	21,925	310,941	—	—	21,925	310,941	332,866	1,401	2012
Merrimack Premium Outlets	Merrimack, NH	—	17,028	118,428	—	—	17,028	118,428	135,456	3,125	2012
Napa Premium Outlets	Napa, CA	—	11,400	45,023	—	2,370	11,400	47,393	58,793	16,094	2004 (4)
North Bend Premium Outlets	North Bend (Seattle), WA	—	2,143	36,197	—	2,498	2,143	38,695	40,838	10,248	2004 (4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
North Georgia Premium Outlets	Dawsonville (Atlanta), GA	—	4,300	132,325	—	1,903	4,300	134,228	138,528	41,324	2004 (4)
Orlando Premium Outlets — International Dr	Orlando, FL	—	32,727	472,815	—	1,944	32,727	474,759	507,486	44,992	2010 (4)
Orlando Premium Outlets — Vineland Ave	Orlando, FL	—	14,040	304,410	20,808	47,276	34,848	351,686	386,534	85,753	2004 (4)
Osage Beach Premium Outlets	Osage Beach, MO	—	9,460	85,804	—	5,419	9,460	91,223	100,683	30,680	2004 (4)
Petaluma Village Premium Outlets	Petaluma (San Francisco), CA	—	13,322	13,710	—	235	13,322	13,945	27,267	8,466	2004 (4)
Philadelphia Premium Outlets	Limerick (Philadelphia), PA	—	16,676	105,249	—	15,621	16,676	120,870	137,546	31,542	2006
Pismo Beach Premium Outlets	Pismo Beach, CA	33,850	4,317	19,044	—	962	4,317	20,006	24,323	3,817	2010 (4)
Pleasant Prairie Premium Outlets	Pleasant Prairie (Chicago, IL — Milwaukee), WI	96,364	16,823	126,686	—	2,477	16,823	129,163	145,986	14,405	2010 (4)
Puerto Rico Premium Outlets	Barceloneta, PR	72,152	20,586	114,021	—	1,577	20,586	115,598	136,184	13,429	2010 (4)
Queenstown Premium Outlets	Queenstown (Baltimore), MD	66,150	8,129	61,950	—	1,732	8,129	63,682	71,811	7,454	2010 (4)
Rio Grande Valley Premium Outlets	Mercedes (McAllen), TX	—	12,229	41,547	—	33,555	12,229	75,102	87,331	23,300	2005
Round Rock Premium Outlets	Round Rock (Austin), TX	—	14,706	82,252	—	748	14,706	83,000	97,706	28,133	2005
San Marcos Premium Outlets	San Marcos (Austin — San Antonio), TX	142,834	13,180	287,179	—	1,513	13,180	288,692	301,872	27,599	2010 (4)
Seattle Premium Outlets	Tulalip (Seattle), WA	—	—	103,722	—	33,750	—	137,472	137,472	36,061	2004 (4)
St. Augustine Premium Outlets	St. Augustine (Jacksonville), FL	—	6,090	57,670	2	8,070	6,092	65,740	71,832	23,677	2004 (4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
The Crossings Premium Outlets	Tannersville, PA	115,000	7,720	172,931	—	10,764	7,720	183,695	191,415	49,419	2004 (4)
Vacaville Premium Outlets	Vacaville, CA	—	9,420	84,850	—	9,299	9,420	94,149	103,569	34,681	2004 (4)
Waikele Premium Outlets	Waipahu (Honolulu), HI	—	22,630	77,316	—	3,977	22,630	81,293	103,923	27,338	2004 (4)
Waterloo Premium Outlets	Waterloo, NY	—	3,230	75,277	—	6,954	3,230	82,231	85,461	29,648	2004 (4)
Williamsburg Premium Outlets	Williamsburg, VA	102,862	10,323	223,789	—	995	10,323	224,784	235,107	21,926	2010 (4)
Woodbury Common Premium Outlets	Central Valley (New York), NY	—	11,110	862,559	1,658	15,264	12,768	877,823	890,591	229,166	2004 (4)
Wrentham Village Premium Outlets	Wrentham (Boston), MA	—	4,900	282,031	—	7,897	4,900	289,928	294,828	82,913	2004 (4)
The Mills
Great Mall	Milpitas (San Jose), CA	270,000	70,496	463,101	—	2,611	70,496	465,712	536,208	13,733	2007 (4) (5) (6)
Gurnee Mills	Gurnee (Chicago), IL	321,000	41,133	297,911	—	427	41,133	298,338	339,471	9,121	2007 (4) (5) (6)
Opry Mills	Nashville, TN	383,925	51,000	327,503	—	6,750	51,000	334,253	385,253	9,324	2007 (4) (5) (6)
Potomac Mills	Woodbridge (Washington, D.C.), VA	410,000	61,771	425,370	—	12,577	61,771	437,947	499,718	13,339	2007 (4) (5) (6)
Sawgrass Mills	Sunrise (Miami), FL	820,000	194,002	1,638,612	—	18,484	194,002	1,657,096	1,851,098	46,697	2007 (4) (5) (6)
Community/Lifestyle Centers
ABQ Uptown	Albuquerque, NM	—	6,374	75,333	4,054	2,207	10,428	77,540	87,968	4,440	2011 (4)
Arboretum	Austin, TX	—	7,640	36,774	71	12,434	7,711	49,208	56,919	19,781	1998 (4)
Bloomingdale Court	Bloomingdale (Chicago), IL	25,562	8,422	26,184	—	12,718	8,422	38,902	47,324	20,772	1987

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Charles Towne Square	Charleston, SC	—	—	1,768	370	10,636	370	12,404	12,774	9,008	1976
Chesapeake Center	Chesapeake (Virginia Beach), VA	—	4,410	11,241	—	—	4,410	11,241	15,651	7,126	1989
Concord Mills Marketplace	Concord (Charlotte), NC	12,492	8,261	21,717	—	—	8,261	21,717	29,978	703	2007 (4) (5) (6)
Countryside Plaza	Countryside (Chicago), IL	—	332	8,507	2,554	9,898	2,886	18,405	21,291	9,558	1977
Dare Centre	Kill Devil Hills, NC	—	—	5,702	—	336	—	6,038	6,038	1,801	2004 (4)
DeKalb Plaza	King of Prussia (Philadelphia), PA	2,530	1,955	3,405	—	1,182	1,955	4,587	6,542	2,284	2003 (4)
Empire East	Sioux Falls, SD	—	3,350	10,552	—	1,151	3,350	11,703	15,053	451	1998 (5)
Forest Plaza	Rockford, IL	18,074	4,132	16,818	453	12,329	4,585	29,147	33,732	13,292	1985
Gateway Centers	Austin, TX	—	24,549	81,437	—	11,282	24,549	92,719	117,268	30,691	2004 (4)
Great Lakes Plaza	Mentor (Cleveland), OH	—	1,028	2,025	—	3,820	1,028	5,845	6,873	2,242	1976
Greenwood Plus	Greenwood (Indianapolis), IN	—	1,129	1,792	—	4,568	1,129	6,360	7,489	3,488	1979
Henderson Square	King of Prussia (Philadelphia), PA	13,632	4,223	15,124	—	838	4,223	15,962	20,185	4,341	2003 (4)
Highland Lakes Center	Orlando, FL	—	7,138	25,284	—	2,118	7,138	27,402	34,540	20,064	1991
Keystone Shoppes	Indianapolis, IN	—	—	4,232	2,118	1,317	2,118	5,549	7,667	2,309	1997 (4)
Lake Plaza	Waukegan (Chicago), IL	—	2,487	6,420	—	1,173	2,487	7,593	10,080	4,271	1986
Lake View Plaza	Orland Park (Chicago), IL	15,618	4,702	17,543	—	13,211	4,702	30,754	35,456	16,390	1986
Lakeline Plaza	Cedar Park (Austin), TX	16,933	5,822	30,875	—	8,913	5,822	39,788	45,610	17,475	1998
Lima Center	Lima, OH	—	1,781	5,151	—	7,850	1,781	13,001	14,782	6,334	1978
Lincoln Crossing	O'Fallon (St. Louis), IL	—	674	2,192	—	845	674	3,037	3,711	1,558	1990
Lincoln Plaza	King of Prussia (Philadelphia), PA	—	—	21,299	—	3,483	—	24,782	24,782	12,071	2003 (4)
MacGregor Village	Cary, NC	—	502	8,897	—	320	502	9,217	9,719	2,264	2004 (4)
Mall of Georgia Crossing	Buford (Atlanta), GA	24,934	9,506	32,892	—	960	9,506	33,852	43,358	15,014	2004 (5)
Markland Plaza	Kokomo, IN	—	206	738	—	6,180	206	6,918	7,124	3,649	1974
Martinsville Plaza	Martinsville, VA	—	—	584	—	461	—	1,045	1,045	818	1967
Matteson Plaza	Matteson (Chicago), IL	—	1,771	9,737	—	3,577	1,771	13,314	15,085	7,640	1988
Muncie Towne Plaza	Muncie, IN	7,039	267	10,509	87	1,836	354	12,345	12,699	5,712	1998
Naples Outlet Center	Naples, FL	16,005	1,514	519	—	14	1,514	533	2,047	300	2010 (4)
New Castle Plaza	New Castle, IN	—	128	1,621	—	1,511	128	3,132	3,260	1,749	1966
North Ridge Plaza	Joliet (Chicago), IL	—	2,831	7,699	—	4,510	2,831	12,209	15,040	6,454	1985
North Ridge Shopping Center	Raleigh, NC	12,500	385	12,838	—	1,075	385	13,913	14,298	3,388	2004 (4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Northwood Plaza	Fort Wayne, IN	—	148	1,414	—	1,990	148	3,404	3,552	2,192	1974
Palms Crossing	McAllen, TX	37,747	13,496	45,925	—	9,252	13,496	55,177	68,673	13,279	2006
Regency Plaza	St. Charles (St. Louis), MO	—	616	4,963	—	582	616	5,545	6,161	2,987	1988
Richardson Square	Richardson (Dallas), TX	—	6,285	—	990	15,137	7,275	15,137	22,412	2,601	1977
Rockaway Commons	Rockaway (New York), NJ	—	5,149	26,435	—	8,289	5,149	34,724	39,873	10,859	1998 (4)
Rockaway Town Plaza	Rockaway (New York), NJ	—	—	18,698	2,225	3,089	2,225	21,787	24,012	5,380	2004
Shops at Arbor Walk, The	Austin, TX	42,662	930	42,546	—	4,871	930	47,417	48,347	10,709	2005
Shops at North East Mall, The	Hurst (Dallas), TX	—	12,541	28,177	402	4,770	12,943	32,947	45,890	17,475	1999
St. Charles Towne Plaza	Waldorf (Washington, D.C.), MD	—	8,377	18,993	—	3,952	8,377	22,945	31,322	12,341	1987
Terrace at the Florida Mall	Orlando, FL	—	2,150	7,623	—	5,457	2,150	13,080	15,230	6,546	1989
Tippecanoe Plaza	Lafayette, IN	—	—	745	234	5,231	234	5,976	6,210	3,639	1974
University Center	Mishawaka, IN	—	3,071	7,413	—	1,954	3,071	9,367	12,438	8,398	1980
Washington Plaza	Indianapolis, IN	—	941	1,697	—	1,220	941	2,917	3,858	2,615	1976
Waterford Lakes Town Center	Orlando, FL	—	8,679	72,836	—	15,723	8,679	88,559	97,238	43,632	1999
West Ridge Plaza	Topeka, KS	—	1,376	4,560	—	2,380	1,376	6,940	8,316	3,571	1988
White Oaks Plaza	Springfield, IL	14,079	3,169	14,267	—	4,140	3,169	18,407	21,576	8,916	1986
Wolf Ranch Town Center	Georgetown (Austin), TX	—	21,403	51,547	—	10,847	21,403	62,394	83,797	16,969	2004
Other Properties
Factory Stores of America — Lebanon	Lebanon, MO	—	24	214	—	41	24	255	279	222	2004 (4)
Florida Keys Outlet Center	Florida City, FL	10,645	1,560	1,748	—	863	1,560	2,611	4,171	759	2010 (4)
Huntley Outlet Center	Huntley, IL	29,776	3,495	2,027	—	273	3,495	2,300	5,795	503	2010 (4)
Outlet Marketplace	Orlando, FL	—	3,367	1,557	—	92	3,367	1,649	5,016	550	2010 (4)
The Shoppes at Branson Meadows	Branson, MO	—	—	5,205	—	640	—	5,845	5,845	2,149	2004 (4)
Development Projects
Phoenix Premium Outlet	Chandler (Phoenix), AZ	—	—	19,315	—	—	—	19,315	19,315	—
Other pre-development costs		—	115,220	66,662	—	—	115,220	66,662	181,882	1,822
Other		—	2,614	9,343	—	908	2,614	10,251	12,865	1,989

		$8,018,252	3,486,463	$24,763,596	$250,419	$5,423,899	$3,736,882	$30,187,495	$33,924,377	$8,836,695

Simon Property Group, Inc. and Subsidiaries

Notes to Schedule III as of December 31, 2012

(Dollars in thousands)

(1) Reconciliation of Real Estate Properties:

            The changes in real estate assets for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Balance, beginning of year	$29,333,330	$27,192,223	$25,023,715
Acquisitions and consolidations (5)	4,438,848	2,068,452	2,200,102
Improvements	833,083	552,455	273,255
Disposals and deconsolidations	(680,884)	(479,800)	(304,849)

Balance, close of year	$33,924,377	$29,333,330	$27,192,223

            The unaudited aggregate cost of real estate assets for federal income tax purposes as of December 31, 2012 was $27,028,879. We utilize bonus depreciation for tax purposes when available.

(2) Reconciliation of Accumulated Depreciation:

            The changes in accumulated depreciation and amortization for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Balance, beginning of year	$8,148,170	$7,485,821	$6,806,670
Depreciation expense	1,069,607	906,554	874,450
Disposals and deconsolidations	(381,082)	(244,205)	(195,299)

Balance, close of year	$8,836,695	$8,148,170	$7,485,821

            Depreciation of our investment in buildings and improvements reflected in the consolidated statements of operations and comprehensive income is calculated over the estimated original lives of the assets as noted below.

  •
  Buildings and Improvements — typically 10-40 years for the structure, 15 years for landscaping and parking lot, and 10 years for HVAC equipment.

  •
  Tenant Allowances and Improvements — shorter of lease term or useful life.

(3)
Initial cost generally represents net book value at December 20, 1993, except for acquired properties and new developments after December 20, 1993. Initial cost also includes any new developments that are opened during the current year. Costs of disposals and impairments of property are first reflected as a reduction to cost capitalized subsequent to acquisition.

(4)
Not developed/constructed by us or our predecessors. The date of construction represents the initial acquisition date for assets in which we have acquired multiple interests.

(5)
Initial cost for these properties is the cost at the date of consolidation for properties previously accounted for under the equity method of accounting.

(6)
Amounts represent preliminary purchase price allocation and are subject to change upon finalization.

(7)
Encumbrances represent face amount of mortgage debt and exclude any premiums or discounts.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Investment Properties

  Investment Properties

            We record investment properties at cost. Investment properties include costs of acquisitions; development, predevelopment, and construction (including allocable salaries and related benefits); tenant allowances and improvements; and interest and real estate taxes incurred during construction. We capitalize improvements and replacements from repair and maintenance when the repair and maintenance extends the useful life, increases capacity, or improves the efficiency of the asset. All other repair and maintenance items are expensed as incurred. We capitalize interest on projects during periods of construction until the projects are ready for their intended purpose based on interest rates in place during the construction period. The amount of interest capitalized during each year is as follows:

	For the Year Ended December 31,
	2012	2011	2010
Capitalized interest	$21,145	$5,815	$3,715

            We record depreciation on buildings and improvements utilizing the straight-line method over an estimated original useful life, which is generally 10 to 40 years. We review depreciable lives of investment properties periodically and we make adjustments when necessary to reflect a shorter economic life. We amortize tenant allowances and tenant improvements utilizing the straight-line method over the term of the related lease or occupancy term of the tenant, if shorter. We record depreciation on equipment and fixtures utilizing the straight-line method over seven to ten years.

            We review investment properties for impairment on a property-by-property basis whenever events or changes in circumstances indicate that the carrying value of investment properties may not be recoverable. These circumstances include, but are not limited to, declines in a property's cash flows, ending occupancy or total sales per square foot. We measure any impairment of investment property when the estimated undiscounted operating income before depreciation and amortization plus its residual value is less than the carrying value of the property. To the extent impairment has occurred, we charge to income the excess of carrying value of the property over its estimated fair value. We estimate fair value using unobservable data such as operating income, estimated capitalization rates, or multiples, leasing prospects and local market information. We may decide to sell properties that are held for use and the sale prices of these properties may differ from their carrying values. We also review our investments, including investments in unconsolidated entities, if events or circumstances change indicating that the carrying amount of our investments may not be recoverable. We will record an impairment charge if we determine that a decline in the fair value of the investments is other-than-temporary. Changes in economic and operating conditions that occur subsequent to our review of recoverability of investment property and other investments could impact the assumptions used in that assessment and could result in future charges to earnings if assumptions regarding those investments differ from actual results.

Purchase Accounting Allocation

  Purchase Accounting Allocation

            We allocate the purchase price of acquisitions and any excess investment in unconsolidated entities to the various components of the acquisition based upon the fair value of each component which may be derived from various observable or unobservable inputs and assumptions. Also, we may utilize third party valuation specialists. These components typically include buildings, land and intangibles related to in-place leases and we estimate:

  •
  the fair value of land and related improvements and buildings on an as-if-vacant basis,

  •
  the market value of in-place leases based upon our best estimate of current market rents and amortize the resulting market rent adjustment into revenues,

  •
  the value of costs to obtain tenants, including tenant allowances and improvements and leasing commissions, and

  •
  the value of revenue and recovery of costs foregone during a reasonable lease-up period, as if the space was vacant.

            Amounts allocated to building are depreciated over the estimated remaining life of the acquired building or related improvements. We amortize amounts allocated to tenant improvements, in-place lease assets and other lease-related intangibles over the remaining life of the underlying leases. We also estimate the value of other acquired intangible assets, if any, which are amortized over the remaining life of the underlying related intangibles.

Discontinued Operations

  Discontinued Operations

            We reclassify any material operations and gains or losses on disposal related to consolidated properties disposed of during the period to discontinued operations. During 2012, we reported a net gain of approximately $21.1 million, or $.06 per diluted share, on our consolidated property disposition activity. During 2011, we reported a net loss of approximately $42.4 million, or $0.12 per diluted share, on our consolidated property disposition activity. During 2010, we reported a net gain of approximately $5.7 million upon the disposal of four retail properties. These gains and losses are reported in gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net in the consolidated statements of operations and comprehensive income. The gains and losses on the disposition of these assets and the operating results were not significant to our consolidated results of operations during each of the three years ended December 31, 2012.

Cash and Cash Equivalents

  Cash and Cash Equivalents

            We consider all highly liquid investments purchased with an original maturity of 90 days or less to be cash and cash equivalents. Cash equivalents are carried at cost, which approximates fair value. Cash equivalents generally consist of commercial paper, bankers acceptances, Eurodollars, repurchase agreements, and money market deposits or securities. Financial instruments that potentially subject us to concentrations of credit risk include our cash and cash equivalents and our trade accounts receivable. We place our cash and cash equivalents with institutions with high credit quality. However, at certain times, such cash and cash equivalents may be in excess of FDIC and SIPC insurance limits. See Notes 4, 8, and 10 for disclosures about non-cash investing and financing transactions.

Marketable and Non-Marketable Securities

  Marketable and Non-Marketable Securities

            Marketable securities consist primarily of the investments of our captive insurance subsidiaries, available-for-sale securities, our deferred compensation plan investments, and certain investments held to fund the debt service requirements of debt previously secured by investment properties that have been sold.

            The types of securities included in the investment portfolio of our captive insurance subsidiaries typically include U.S. Treasury or other U.S. government securities as well as corporate debt securities with maturities ranging from less than 1 to 10 years. These securities are classified as available-for-sale and are valued based upon quoted market prices. The amortized cost of debt securities, which approximates fair value, held by our captive insurance subsidiaries is adjusted for amortization of premiums and accretion of discounts to maturity. Changes in the values of these securities are recognized in accumulated other comprehensive income (loss) until the gain or loss is realized or until any unrealized loss is deemed to be other-than-temporary. We review any declines in value of these securities for other-than-temporary impairment and consider the severity and duration of any decline in value. To the extent an other-than-temporary impairment is deemed to have occurred, an impairment charge is recorded and a new cost basis is established. Subsequent changes are then recognized through other comprehensive income (loss) unless another other-than-temporary impairment is deemed to have occurred. Net unrealized gains recorded in other comprehensive income (loss) as of December 31, 2012 and 2011 were approximately $2.6 million and $41.9 million, respectively, and represent the valuation and related currency adjustments for our marketable securities.

            On October 23, 2012 we completed the sale of all of our investments in Capital Shopping Centres Group PLC, or CSCG, and Capital & Counties Properties PLC, or CAPC. These investments were accounted for as available-for-sale securities and their value was adjusted to their quoted market price, including a related foreign exchange component, through other comprehensive income (loss). At the date of sale, we owned 35.4 million shares of CSCG and 38.9 million shares of CAPC. The aggregate proceeds received from the sale were $327.1 million, and we recognized a gain on the sale of $82.7 million, which is included in marketable and non-marketable securities charges and realized gains, net in the accompanying consolidated statements of operations and comprehensive income. An other-than-temporary impairment charge was previously recognized in operating income in 2009. The gain includes $79.4 million that was reclassified from accumulated other comprehensive income (loss). At December 31, 2011 we owned 35.4 million shares each of CSCG and of CAPC, and these investments had a market value of $170.7 million and $100.9 million, respectively, with an aggregate net unrealized gain of approximately $39.7 million.

            Our insurance subsidiaries are required to maintain statutory minimum capital and surplus as well as maintain a minimum liquidity ratio. Therefore, our access to these securities may be limited. Our deferred compensation plan investments are classified as trading securities and are valued based upon quoted market prices. The investments have a matching liability as the amounts are fully payable to the employees that earned the compensation. Changes in value of these securities and changes to the matching liability to employees are both recognized in earnings and, as a result, there is no impact to consolidated net income.

            As of December 31, 2012 and 2011, we also had investments of $24.9 million which must be used to fund the debt service requirements of mortgage debt related to investment properties sold that previously collateralized the debt. These investments are classified as held-to-maturity and are recorded at amortized cost as we have the ability and intent to hold these investments to maturity.

            At December 31, 2012 and 2011, we had investments of $98.9 million and $105.1 million, respectively, in non-marketable securities that we account for under the cost method. We regularly evaluate these investments for any other-than-temporary impairment in their estimated fair value in order to determine whether an adjustment in the carrying value is required as of December 31, 2012 and 2011. During the fourth quarter of 2012, as a result of the significance and duration of impairment, represented by the excess of the carrying value over the estimated fair value of certain cost method investments, we recognized other-than-temporary non-cash charges of $71.0 million, which is included in marketable and non-marketable securities charges and realized gains, net in the accompanying consolidated statements of operations and comprehensive income. The fair value of the remaining investment for these securities that were impaired is not material and was based on Level 2 fair value inputs.

Fair Value Measurements

  Fair Value Measurements

            Level 1 fair value inputs are quoted prices for identical items in active, liquid and visible markets such as stock exchanges. Level 2 fair value inputs are observable information for similar items in active or inactive markets, and appropriately consider counterparty creditworthiness in the valuations. Level 3 fair value inputs reflect our best estimate of inputs and assumptions market participants would use in pricing an asset or liability at the measurement date. The inputs are unobservable in the market and significant to the valuation estimate. We have no investments for which fair value is measured on a recurring basis using Level 3 inputs.

            We hold marketable securities that totaled $170.2 million and $417.0 million at December 31, 2012 and 2011, respectively, and are primarily considered to have Level 1 fair value inputs. In addition, we have derivative instruments which are classified as having Level 2 inputs which consist primarily of interest rate swap agreements and foreign currency forward contracts with a gross liability balance of $1.5 million and $12.2 million at December 31, 2012 and 2011, respectively, and a gross asset value of $3.0 million and $14.9 million at December 31, 2012 and 2011, respectively. We also have interest rate cap agreements with nominal values.

            Note 8 includes a discussion of the fair value of debt measured using Level 2 inputs. Notes 3 and 4 include a discussion of the fair values recorded in purchase accounting and impairment, using Level 2 and Level 3 inputs. Level 3 inputs to our purchase accounting and impairment include our estimations of net operating results of the property, capitalization rates and discount rates.

Use of Estimates

  Use of Estimates

            We prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reported period. Our actual results could differ from these estimates.

Segment Disclosure

  Segment Disclosure

            Our primary business is the ownership, development, and management of retail real estate. We have aggregated our retail operations, including malls, Premium Outlets, The Mills, community/lifestyle centers, and our international investments into one reportable segment because they have similar economic characteristics and we provide similar products and services to similar types of, and in many cases, the same tenants.

Deferred Costs and Other Assets

  Deferred Costs and Other Assets

            Deferred costs and other assets include the following as of December 31:

	2012	2011
Deferred financing and lease costs, net	$334,337	$308,380
In-place lease intangibles, net	358,141	200,098
Acquired above market lease intangibles, net	128,893	75,950
Marketable securities of our captive insurance companies	119,424	100,721
Goodwill	20,098	20,098
Other marketable and non-marketable securities	150,264	421,529
Loans held for investment	—	162,832
Prepaids, notes receivable and other assets, net	459,577	343,936

	$1,570,734	$1,633,544

Deferred Financing and Lease Costs

  Deferred Financing and Lease Costs

            Our deferred costs consist primarily of financing fees we incurred in order to obtain long-term financing and internal and external leasing commissions and related costs. We record amortization of deferred financing costs on a straight-line basis over the terms of the respective loans or agreements. Our deferred leasing costs consist primarily of capitalized salaries and related benefits in connection with lease originations. We record amortization of deferred leasing costs on a straight-line basis over the terms of the related leases. Details of these deferred costs as of December 31 are as follows:

	2012	2011
Deferred financing and lease costs	$576,821	$528,273
Accumulated amortization	(242,484)	(219,893)

Deferred financing and lease costs, net	$334,337	$308,380

            We report amortization of deferred financing costs, amortization of premiums, and accretion of discounts as part of interest expense. Amortization of deferred leasing costs is a component of depreciation and amortization expense. We amortize debt premiums and discounts, which are included in mortgages and other indebtedness, over the remaining terms of the related debt instruments. These debt premiums or discounts arise either at the debt issuance or as part of the purchase price allocation of the fair value of debt assumed in acquisitions. The accompanying consolidated statements of operations and comprehensive income include amortization as follows:

	For the Year Ended December 31,
	2012	2011	2010
Amortization of deferred financing costs	$27,163	$28,697	$27,806
Amortization of debt premiums, net of discounts	(33,504)	(8,439)	(9,066)
Amortization of deferred leasing costs	43,176	43,110	34,801

Loans Held for Investment

  Loans Held for Investment

            From time to time, we may make investments in mortgage loans or mezzanine loans of third parties that own and operate commercial real estate assets located in the United States. Mortgage loans are secured, in part, by mortgages recorded against the underlying properties which are not owned by us. Mezzanine loans are secured, in part, by pledges of ownership interests of the entities that own the underlying real estate. Loans held for investment are carried at cost, net of any premiums or discounts which are accreted or amortized over the life of the related loan receivable utilizing the effective interest method. We evaluate the collectability of both interest and principal of each of these loans quarterly to determine whether the value has been impaired. A loan is deemed to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the existing contractual terms. When a loan is impaired, the amount of the loss accrual is calculated by comparing the carrying amount of the loan held for investment to its estimated realizable value.

            At December 31, 2011, we had investments in three mortgage and mezzanine loans with an aggregate carrying value of $162.8 million. In the second and third quarters of 2012, these loans were repaid in their entirety. During 2012, 2011, and 2010, we recorded $6.8 million, $24.3 million and $4.6 million, respectively, in interest income earned from these loans.

Intangibles

  Intangibles

            The average life of in-place lease intangibles is approximately 4.7 years, is amortized over the remaining life of the leases of the related property on the straight-line basis and is included with depreciation and amortization in the consolidated statements of operations and comprehensive income. The amount of in-place lease intangibles and acquired above-market lease intangibles increased during 2012 primarily as a result of the acquisition of a controlling interest in nine properties as further discussed in Note 7. The fair market value of above and below market leases is amortized into revenue over the remaining lease life as a component of reported minimum rents. The weighted average remaining life of these intangibles is approximately 5.9 years. The unamortized amount of below market leases is included in accounts payable, accrued expenses, intangibles and deferred revenues in the consolidated balance sheets and was $199.2 million and $134.4 million as of December 31, 2012 and 2011, respectively. The amount of amortization of above and below market leases, net for the years ended December 31, 2012, 2011, and 2010 was $16.5 million, $17.6 million, and $15.2 million, respectively. If a lease is terminated prior to the original lease termination, any remaining unamortized intangible is written off to earnings.

            Details of intangible assets as of December 31 are as follows:

	2012	2011
In-place lease intangibles	$480,517	$245,844
Accumulated amortization	(122,376)	(45,746)

In-place lease intangibles, net	$358,141	$200,098

Acquired above market lease intangibles	$248,357	$178,564
Accumulated amortization	(119,464)	(102,614)

Acquired above market lease intangibles, net	$128,893	$75,950

            Estimated future amortization and the increasing (decreasing) effect on minimum rents for our above and below market leases as of December 31, 2012 are as follows:

	Below Market Leases	Above Market Leases	Impact to Minimum Rent, Net
2013	$ 43,664	$(24,899)	$18,765
2014	36,343	(22,492)	13,851
2015	31,233	(19,837)	11,396
2016	27,279	(17,903)	9,376
2017	20,000	(14,022)	5,978
Thereafter	40,720	(29,740)	10,980

	$199,239	$(128,893)	$70,346

Derivative Financial Instruments

  Derivative Financial Instruments

            We record all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. We use a variety of derivative financial instruments in the normal course of business to selectively manage or hedge a portion of the risks associated with our indebtedness and interest payments. Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we primarily use interest rate swaps and caps. We require that hedging derivative instruments be highly effective in reducing the risk exposure that they are designated to hedge. As a result, there was no significant ineffectiveness from any of our derivative activities during the period. We formally designate any instrument that meets these hedging criteria as a hedge at the inception of the derivative contract. We have no credit-risk-related hedging or derivative activities.

            As of December 31, 2012, we had the following outstanding interest rate derivatives related to managing our interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	3	$483.7 million
Interest Rate Caps	6	$442.4 million

            The carrying value of our interest rate swap agreements, at fair value, is a net liability balance of $1.5 million and $10.0 million at December 31, 2012 and 2011, respectively, and is included in other liabilities. The interest rate cap agreements were of nominal value at December 31, 2012 and 2011 and we generally do not apply hedge accounting to these arrangements.

            We are also exposed to fluctuations in foreign exchange rates on financial instruments which are denominated in foreign currencies, primarily in Japan and Europe. We use currency forward contracts and foreign currency denominated debt to manage our exposure to changes in foreign exchange rates on certain Yen and Euro-denominated receivables and net investments. Currency forward contracts involve fixing the Yen:USD or Euro:USD exchange rate for delivery of a specified amount of foreign currency on a specified date. The currency forward contracts are typically cash settled in US dollars for their fair value at or close to their settlement date. Approximately ¥3.3 billion remains as of December 31, 2012 for all forward contracts that we expect to settle through January 5, 2015. The December 31, 2012 asset balance related to these forward contracts was $3.0 million and is included in deferred costs and other assets. We have reported the changes in fair value for these forward contracts in earnings. The underlying currency adjustments on the foreign currency denominated receivables are also reported in income and generally offset the amounts in earnings for these forward contracts.

            In 2011, we entered into a Euro:USD forward contract with a €141.3 million notional value which was designated as a net investment hedge. The December 31, 2011 asset balance related to this forward was $14.9 million and is included in deferred costs and other assets. We applied hedge accounting to this Euro-forward contract and the change in fair value was reflected in other comprehensive income. Changes in the value of this hedge are offset by changes in the underlying hedged Euro-denominated joint venture investment. In connection with our sale of Gallerie Commerciali Italia, S.p.A., or GCI, as further discussed in Note 7, this hedge was terminated in January 2012.

            The total gross accumulated other comprehensive loss related to our derivative activities, including our share of the other comprehensive loss from joint venture properties, approximated $78.1 million and $115.8 million as of December 31, 2012 and 2011, respectively.

Noncontrolling Interests and Temporary Equity

  Noncontrolling Interests and Temporary Equity

            Details of the carrying amount of our noncontrolling interests are as follows as of December 31:

	2012	2011
Limited partners' interests in the Operating Partnership	$983,363	$953,622
Nonredeemable noncontrolling deficit interests in properties, net	(877)	(59,000)

Total noncontrolling interests reflected in equity	$982,486	$894,622

            Net income attributable to noncontrolling interests (which includes nonredeemable noncontrolling interests in consolidated properties, limited partners' interests in the Operating Partnership, redeemable noncontrolling interests in consolidated properties, and preferred distributions payable by the Operating Partnership) is a component of consolidated net income. In addition, the individual components of other comprehensive income (loss) are presented in the aggregate for both controlling and noncontrolling interests, with the portion attributable to noncontrolling interests deducted from comprehensive income attributable to common stockholders.

            A rollforward of noncontrolling interests for the years ending December 31 is as follows:

	2012	2011	2010
Noncontrolling interests, beginning of period	$894,622	$802,972	$724,825
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties	274,701	210,240	134,161
Distributions to noncontrolling interest holders	(239,207)	(212,526)	(178,082)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedge agreements	5,634	(15,814)	(309)
Net loss on derivative instruments reclassified from accumulated comprehensive income (loss) into interest expense	3,021	2,774	2,689
Currency translation adjustments	2,435	(1,484)	(3,452)
Changes in available-for-sale securities and other	(6,807)	(6,340)	3,074

	4,283	(20,864)	2,002

Adjustment to limited partners' interest from increased (decreased) ownership in the Operating Partnership	99,834	(36,032)	(103,728)
Units issued to limited partners	31,324	9,084	213,861
Units exchanged for common shares	(144,197)	(9,465)	(3,866)
Units redeemed	(38,904)	—	—
Purchase of noncontrolling interests, noncontrolling interests in newly consolidated properties and other	100,030	151,213	13,799

Noncontrolling interests, end of period	$982,486	$894,622	$802,972

Accumulated Other Comprehensive Income (Loss)

  Accumulated Other Comprehensive Income (Loss)

            The components of our accumulated other comprehensive income (loss) consisted of the following as of December 31:

	2012	2011
Cumulative translation adjustments	$(30,620)	$(39,820)
Accumulated derivative losses, net	(78,139)	(115,833)
Net unrealized gains on marketable securities, net	2,613	41,861

Total accumulated other comprehensive loss	(106,146)	(113,792)

Less: Accumulated other comprehensive loss attributable to noncontrolling interests	15,246	19,529

Total accumulated other comprehensive loss net of noncontrolling interests	$(90,900)	$(94,263)

Revenue Recognition

  Revenue Recognition

            We, as a lessor, retain substantially all of the risks and benefits of ownership of the investment properties and account for our leases as operating leases. We accrue minimum rents on a straight-line basis over the terms of their respective leases. Substantially all of our retail tenants are also required to pay overage rents based on sales over a stated base amount during the lease year. We recognize overage rents only when each tenant's sales exceed the applicable sales threshold. We amortize any tenant inducements as a reduction of revenue utilizing the straight-line method over the term of the related lease or occupancy term of the tenant, if shorter.

            We structure our leases to allow us to recover a significant portion of our property operating, real estate taxes, repairs and maintenance, and advertising and promotion expenses from our tenants. A substantial portion of our leases, other than those for anchor stores, require the tenant to reimburse us for a substantial portion of our operating expenses, including common area maintenance, or CAM, real estate taxes and insurance. This significantly reduces our exposure to increases in costs and operating expenses resulting from inflation. Such property operating expenses typically include utility, insurance, security, janitorial, landscaping, food court and other administrative expenses. We accrue reimbursements from tenants for recoverable portions of all these expenses as revenue in the period the applicable expenditures are incurred. As of December 31, 2012 for approximately 93% of our leases in the U.S. mall portfolio, we receive a fixed payment from the tenant for the CAM component. When not reimbursed by the fixed-CAM component, CAM expense reimbursements are based on the tenant's proportionate share of the allocable operating expenses and CAM capital expenditures for the property. We also receive escrow payments for these reimbursements from substantially all our non-fixed CAM tenants and monthly fixed CAM payments throughout the year. We recognize differences between estimated recoveries and the final billed amounts in the subsequent year. These differences were not material in any period presented. Our advertising and promotional costs are expensed as incurred.

Management Fees and Other Revenues

  Management Fees and Other Revenues

            Management fees and other revenues are generally received from our unconsolidated joint venture properties as well as third parties. Management fee revenue is earned based on a contractual percentage of joint venture property revenue. Development fee revenue is earned on a contractual percentage of hard costs to develop a property. Leasing fee revenue is earned on a contractual per square foot charge based on the square footage of current year leasing activity. We recognize revenue for these services provided when earned based on the underlying activity.

            Insurance premiums written and ceded are recognized on a pro-rata basis over the terms of the policies. Insurance losses are reflected in property operating expenses in the accompanying consolidated statements of operations and comprehensive income and include estimates for losses incurred but not reported as well as losses pending settlement. Estimates for losses are based on evaluations by third-party actuaries and management's estimates. Total insurance reserves for our insurance subsidiaries and other self-insurance programs as of December 31, 2012 and 2011 approximated $112.8 million and $115.1 million, respectively, and are included in other liabilities in the consolidated balance sheets. Information related to the securities included in the investment portfolio of our captive insurance subsidiaries is included within the "Marketable and Non-Marketable Securities" section above.

            We recognize fee revenues from our co-branded gift card programs when the fees are earned under the related arrangements with the card issuer. Generally, these revenues are recorded at the issuance of the gift card for handling fees.

Allowance for Credit Losses

  Allowance for Credit Losses

            We record a provision for credit losses based on our judgment of a tenant's creditworthiness, ability to pay and probability of collection. In addition, we also consider the retail sector in which the tenant operates and our historical collection experience in cases of bankruptcy, if applicable. Accounts are written off when they are deemed to be no longer collectible. Presented below is the activity in the allowance for credit losses during the following years:

	For the Year Ended December 31,
	2012	2011	2010
Balance, beginning of period	$27,500	$31,650	$45,187
Consolidation of previously unconsolidated properties	2,075	860	426
Provision for credit losses	12,809	6,505	3,130
Accounts written off, net of recoveries	(9,254)	(11,515)	(17,093)

Balance, end of period	$33,130	$27,500	$31,650

Income Taxes

  Income Taxes

            We and certain subsidiaries of the Operating Partnership have elected to be taxed as REITs under Sections 856 through 860 of the Internal Revenue Code and applicable Treasury regulations relating to REIT qualification. In order to maintain this REIT status, the regulations require the entity to distribute at least 90% of taxable income to its owners and meet certain other asset and income tests as well as other requirements. We intend to continue to adhere to these requirements and maintain our REIT status and that of the REIT subsidiaries. As REITs, these entities will generally not be liable for federal corporate income taxes as long as they continue to distribute in excess of 100% of their taxable income. Thus, we made no provision for federal income taxes for these entities in the accompanying consolidated financial statements. If we or any of the REIT subsidiaries fail to qualify as a REIT, we or that entity will be subject to tax at regular corporate rates for the years in which it failed to qualify. If we lose our REIT status we could not elect to be taxed as a REIT for four years unless our failure to qualify was due to reasonable cause and certain other conditions were satisfied.

            We have also elected taxable REIT subsidiary, or TRS, status for some of our subsidiaries. This enables us to provide services that would otherwise be considered impermissible for REITs and participate in activities that do not qualify as "rents from real property". For these entities, deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities at the enacted tax rates expected to be in effect when the temporary differences reverse. A valuation allowance for deferred tax assets is provided if we believe all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from the change in circumstances that causes a change in our judgment about the realizability of the related deferred tax asset is included in income.

            As of December 31, 2012 and 2011, we had a net deferred tax asset of $4.1 million and $5.6 million, respectively, related to our TRS subsidiaries. The net deferred tax asset is included in deferred costs and other assets in the accompanying consolidated balance sheets and consists primarily of operating losses and other carryforwards for federal income tax purposes as well as the timing of the deductibility of losses or reserves from insurance subsidiaries. No valuation allowance has been recorded as we believe these amounts will be realized.

            We are also subject to certain other taxes, including state and local taxes, franchise taxes, as well as income-based and withholding taxes on dividends from certain of our international investments, which are included in income and other taxes in the consolidated statement of operations and comprehensive income.

Corporate and Transaction Related Expenses

  Corporate and Transaction Related Expenses

            Home and regional office costs primarily include compensation and personnel related costs, travel, building and office costs, and other expenses for our corporate home office and regional offices. General and administrative expense primarily includes executive compensation, benefits and travel expenses as well as costs of being a public company including certain legal costs, audit fees, regulatory fees, and certain other professional fees.

            We expense acquisition and potential acquisition costs related to business combinations and disposition related costs as they are incurred. We incurred a minimal amount of transaction expenses during the years ended December 31, 2012 and 2011. During the year ended December 31, 2010, we incurred costs in connection with the acquisition of Prime Outlets Acquisition Company, or the Prime acquisition, and other potential acquisitions, as further discussed in Note 4. In addition, during 2010, we settled, in cash, a transaction-related dispute and recorded a charge to earnings. These expenses are included within transaction expenses in the accompanying statements of operations and comprehensive income and totaled $69.0 million during the year ended December 31, 2010.

Basis of Presentation and Consolidation (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Consolidation
Schedule of weighted average ownership interest in the operating partnership

	For the Year Ended December 31,
	2012	2011	2010
Weighted average ownership interest	83.9%	82.9%	83.2%

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of interest capitalized

	For the Year Ended December 31,
	2012	2011	2010
Capitalized interest	$21,145	$5,815	$3,715

Schedule of deferred costs and other assets

	2012	2011
Deferred financing and lease costs, net	$334,337	$308,380
In-place lease intangibles, net	358,141	200,098
Acquired above market lease intangibles, net	128,893	75,950
Marketable securities of our captive insurance companies	119,424	100,721
Goodwill	20,098	20,098
Other marketable and non-marketable securities	150,264	421,529
Loans held for investment	—	162,832
Prepaids, notes receivable and other assets, net	459,577	343,936

	$1,570,734	$1,633,544

Schedule of deferred financing and leasing costs

	2012	2011
Deferred financing and lease costs	$576,821	$528,273
Accumulated amortization	(242,484)	(219,893)

Deferred financing and lease costs, net	$334,337	$308,380

Schedule of amortization, included in statements of operations and comprehensive income

	For the Year Ended December 31,
	2012	2011	2010
Amortization of deferred financing costs	$27,163	$28,697	$27,806
Amortization of debt premiums, net of discounts	(33,504)	(8,439)	(9,066)
Amortization of deferred leasing costs	43,176	43,110	34,801

Schedule of intangible assets

	2012	2011
In-place lease intangibles	$480,517	$245,844
Accumulated amortization	(122,376)	(45,746)

In-place lease intangibles, net	$358,141	$200,098

Acquired above market lease intangibles	$248,357	$178,564
Accumulated amortization	(119,464)	(102,614)

Acquired above market lease intangibles, net	$128,893	$75,950

Schedule of estimated future amortization and the increasing (decreasing) effect on minimum rents for above and below market leases

	Below Market Leases	Above Market Leases	Impact to Minimum Rent, Net
2013	$ 43,664	$(24,899)	$18,765
2014	36,343	(22,492)	13,851
2015	31,233	(19,837)	11,396
2016	27,279	(17,903)	9,376
2017	20,000	(14,022)	5,978
Thereafter	40,720	(29,740)	10,980

	$199,239	$(128,893)	$70,346

Schedule of outstanding interest rate derivatives related to interest rate risk

   As of December 31, 2012, we had the following outstanding interest rate derivatives related to managing our interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	3	$483.7 million
Interest Rate Caps	6	$442.4 million

Schedule of carrying amount of noncontrolling interests

	2012	2011
Limited partners' interests in the Operating Partnership	$983,363	$953,622
Nonredeemable noncontrolling deficit interests in properties, net	(877)	(59,000)

Total noncontrolling interests reflected in equity	$982,486	$894,622

Schedule of rollforward of noncontrolling interests

	2012	2011	2010
Noncontrolling interests, beginning of period	$894,622	$802,972	$724,825
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties	274,701	210,240	134,161
Distributions to noncontrolling interest holders	(239,207)	(212,526)	(178,082)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedge agreements	5,634	(15,814)	(309)
Net loss on derivative instruments reclassified from accumulated comprehensive income (loss) into interest expense	3,021	2,774	2,689
Currency translation adjustments	2,435	(1,484)	(3,452)
Changes in available-for-sale securities and other	(6,807)	(6,340)	3,074

	4,283	(20,864)	2,002

Adjustment to limited partners' interest from increased (decreased) ownership in the Operating Partnership	99,834	(36,032)	(103,728)
Units issued to limited partners	31,324	9,084	213,861
Units exchanged for common shares	(144,197)	(9,465)	(3,866)
Units redeemed	(38,904)	—	—
Purchase of noncontrolling interests, noncontrolling interests in newly consolidated properties and other	100,030	151,213	13,799

Noncontrolling interests, end of period	$982,486	$894,622	$802,972

Schedule of accumulated other comprehensive loss by components

	2012	2011
Cumulative translation adjustments	$(30,620)	$(39,820)
Accumulated derivative losses, net	(78,139)	(115,833)
Net unrealized gains on marketable securities, net	2,613	41,861

Total accumulated other comprehensive loss	(106,146)	(113,792)

Less: Accumulated other comprehensive loss attributable to noncontrolling interests	15,246	19,529

Total accumulated other comprehensive loss net of noncontrolling interests	$(90,900)	$(94,263)

Schedule of activity in the allowance for credit losses including the activity related to discontinued operations

	For the Year Ended December 31,
	2012	2011	2010
Balance, beginning of period	$27,500	$31,650	$45,187
Consolidation of previously unconsolidated properties	2,075	860	426
Provision for credit losses	12,809	6,505	3,130
Accounts written off, net of recoveries	(9,254)	(11,515)	(17,093)

Balance, end of period	$33,130	$27,500	$31,650

Per Share Data (Tables)	12 Months Ended
Dec. 31, 2012
Per Share Data
Schedule of computation of basic and diluted earnings per share

	For the Year Ended December 31,
	2012	2011	2010
Net Income available to Common Stockholders — Basic	$1,431,159	$1,021,462	$610,424
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options	—	39	97

Net Income available to Common Stockholders — Diluted	$1,431,159	$1,021,501	$610,521

Weighted Average Shares Outstanding — Basic	303,137,350	293,504,064	291,076,008
Effect of stock options	1,072	69,408	274,460

Weighted Average Shares Outstanding — Diluted	303,138,422	293,573,472	291,350,468

Schedule of taxable nature of dividend declared

	For the Year Ended December 31,
	2012	2011	2010
Total dividends paid per common share	$4.10	$3.50	$2.60

Percent taxable as ordinary income	99.50%	98.30%	53.82%
Percent taxable as long-term capital gains	0.50%	1.70%	39.68%
Percent nontaxable as return of capital	—	—	6.50%

	100.0%	100.0%	100.0%

Investment Properties (Tables)	12 Months Ended
Dec. 31, 2012
Investment Properties
Schedule of investment properties

	2012	2011
Land	$3,736,882	$3,136,981
Buildings and improvements	30,187,495	26,196,349

Total land, buildings and improvements	33,924,377	29,333,330
Furniture, fixtures and equipment	328,144	323,716

Investment properties at cost	34,252,521	29,657,046
Less — accumulated depreciation	9,068,388	8,388,130

Investment properties at cost, net	$25,184,133	$21,268,916

Construction in progress included above	$329,663	$464,076

Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Entities
Schedule of amounts of assets acquired and liabilities assumed

Preliminary Allocations
(in millions)
Investment properties	$4,228
Cash and cash equivalents	91
Tenant Receivables and accrued revenue, net	1
Deferred costs and other assets (including intangibles)	264

Total Assets	$4,584

Mortgages and other indebtedness, including premiums	$2,672
Accounts payable, accrued expenses, intangibles and other	164
Other Liabilities	6

Total Liabilities	$2,842

Summary of investments in joint ventures and share of income from such joint ventures, balance sheet

	December 31, 2012	December 31, 2011
BALANCE SHEETS
Assets:
Investment properties, at cost	$14,607,291	$20,481,657
Less — accumulated depreciation	4,926,511	5,264,565

	9,680,780	15,217,092
Cash and cash equivalents	619,546	806,895
Tenant receivables and accrued revenue, net	252,774	359,208
Investment in unconsolidated entities, at equity	39,589	133,576
Deferred costs and other assets	438,399	526,101

Total assets	$11,031,088	$17,042,872

Liabilities and Partners' Deficit:
Mortgages and other indebtedness	$11,584,863	$15,582,321
Accounts payable, accrued expenses, intangibles, and deferred revenue	672,483	775,733
Other liabilities	447,132	981,711

Total liabilities	12,704,478	17,339,765
Preferred units	67,450	67,450
Partners' deficit	(1,740,840)	(364,343)

Total liabilities and partners' deficit	$11,031,088	$17,042,872

Our Share of:
Partners' deficit	$(799,911)	$(32,000)
Add: Excess Investment	2,184,133	714,515

Our net Investment in unconsolidated entities, at equity	$1,384,222	$682,515

Scheduled principal payment repayments on joint venture properties' mortgages and other indebtedness

  As of December 31, 2012, scheduled principal repayments on joint venture properties' mortgages and other indebtedness are as follows:

2013	$1,286,591
2014	1,095,731
2015	2,029,553
2016	1,106,436
2017	1,367,851
Thereafter	4,693,145

Total principal maturities	11,579,307
Net unamortized debt premiums and discounts	5,556

Total mortgages and other indebtedness	$11,584,863

Summary of investments in joint ventures and share of income from such joint ventures, statements of operations

	For the Year Ended December 31,
	2012	2011	2010
STATEMENTS OF OPERATIONS
Revenue:
Minimum rent	$1,487,554	$1,424,038	$1,365,466
Overage rent	176,609	140,822	125,239
Tenant reimbursements	691,564	660,354	655,144
Other income	171,698	150,949	181,210

Total revenue	2,527,425	2,376,163	2,327,059
Operating Expenses:
Property operating	477,338	460,235	446,358
Depreciation and amortization	506,820	485,794	482,836
Real estate taxes	178,739	167,608	174,617
Repairs and maintenance	65,163	64,271	63,185
Advertising and promotion	55,175	50,653	48,205
Provision for (recovery of) credit losses	1,824	4,496	(85)
Other	170,510	148,110	130,195

Total operating expenses	1,455,569	1,381,167	1,345,311

Operating Income	1,071,856	994,996	981,748
Interest expense	(599,400)	(593,408)	(589,769)
Loss from unconsolidated entities	(1,263)	(1,263)	—

Income from Continuing Operations	471,193	400,325	391,979
Loss from operations of discontinued joint venture interests	(20,311)	(57,961)	(60,470)
(Loss) Gain on disposal of discontinued operations, net	(5,354)	347,640	39,676

Net Income	$445,528	$690,004	$371,185

Third-Party Investors' Share of Net Income	$239,931	$384,384	$234,799

Our Share of Net Income	205,597	305,620	136,386
Amortization of Excess Investment	(83,400)	(50,562)	(48,329)
Our Share of Loss (Gain) on Sale or Disposal of Assets and Interests in Unconsolidated Entities, net	9,245	(173,820)	(20,305)
Our Share of Impairment Charge from Investments in Unconsolidated Entities, net	—	—	8,169

Income from Unconsolidated Entities	$131,442	$81,238	$75,921

Indebtedness and Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Indebtedness and Derivative Financial Instruments
Schedule of mortgages and other indebtedness

	2012	2011
Fixed-Rate Debt:
Mortgages and other notes, including $101,104 and $54,250 net premiums, respectively. Weighted average interest and maturity of 5.85% and 4.4 years at December 31, 2012.	$7,677,204	$5,566,600
Unsecured notes, including $38,847 and $29,178 net discounts, respectively. Weighted average interest and maturity of 5.09% and 7.1 years at December 31, 2012.	13,400,154	10,640,775

Total Fixed-Rate Debt	21,077,358	16,207,375
Variable-Rate Debt:
Mortgages and other notes, at face value. Weighted average interest and maturity of 2.57% and 1.5 years at December 31, 2012.	442,152	1,286,401
Credit Facility (see below)	1,593,497	952,664

Total Variable-Rate Debt	2,035,649	2,239,065

Total Mortgages and Other Indebtedness	$23,113,007	$18,446,440

Scheduled principal repayments of indebtedness

2013	$821,637
2014	2,337,975
2015	2,098,028
2016	5,642,023
2017	3,281,808
Thereafter	8,869,279

Total principal maturities	23,050,750
Net unamortized debt premium	62,257

Total mortgages and other indebtedness	$23,113,007

Schedule of cash paid for interest in each period, net of any amounts capitalized

	For the Year Ended December 31,
	2012	2011	2010
Cash paid for interest	$1,122,223	$979,436	$1,015,989

Schedule of fair value of fixed rate mortgages and other indebtedness

	2012	2011
Fair value of fixed-rate mortgages and other indebtedness	$23,373	$17,905
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.24%	3.60%

Rentals under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Rentals under Operating Leases
Schedule of future minimum rentals to be received under noncancelable tenant operating leases for each of the next five years and thereafter

2013	$2,572,612
2014	2,363,435
2015	2,083,716
2016	1,810,189
2017	1,524,365
Thereafter	4,079,160

$14,433,477

Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity
Schedule of Limited Partners' Preferred Interests in the Operating Partnership and Other Noncontrolling Redeemable Interests in Properties

	2012	2011
7.50% Cumulative Redeemable Preferred Units, 260,000 units authorized, 255,373 issued and outstanding	$25,537	$25,537
Other noncontrolling redeemable interests in properties	152,469	242,408

Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	$178,006	$267,945

Schedule of restricted stock awards

	For the Year Ended December 31,
	2012	2011	2010
Restricted stock awarded during the year, net of forfeitures	114,066	116,885	116,726
Weighted average fair value of shares granted during the year	$146.70	$110.12	$85.17
Amortization expense	$14,001	$14,018	$16,839

Schedule of Director Options and Employee Options activity

	Options	Weighted Average Exercise Price Per Share
Shares under option at December 31, 2009	505,682	$28.88

Granted (1)	—	—
Exercised (none were forfeited during the period)	(178,683)	23.03

Shares under option at December 31, 2010	326,999	$29.75

Granted	—	—
Exercised (none were forfeited during the period)	(324,720)	29.61

Shares under option at December 31, 2011	2,279	$50.17

Granted	—	—
Exercised (none were forfeited during the period)	(712)	50.17

Shares under option at December 31, 2012	1,567	$50.17

(1)
Since 2001, we have not granted any options to officers, directors or employees, except for a series of reload options we assumed as part of a prior business combination.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of ground lease expense incurred, included in other expense

	For the Year Ended December 31,
	2012	2011	2010
Ground lease expense	$43,421	$42,284	$36,750

Schedule of future minimum lease payments due under ground leases

2013	$26,950
2014	28,196
2015	28,921
2016	29,097
2017	29,106
Thereafter	889,307

$1,031,577

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Schedule of related party transactions

	For the Year Ended December 31,
	2012	2011	2010
Amounts charged to unconsolidated joint ventures	$119,534	$125,306	$118,905
Amounts charged to properties owned by related parties	4,416	4,353	4,308

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited)
Schedule of quarterly financial data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Total revenue	$1,118,969	$1,188,066	$1,228,617	$1,344,431
Operating income	516,721	524,327	564,953	614,598
Consolidated net income	781,829	260,936	306,371	370,496
Net income attributable to common stockholders	645,410	215,445	254,921	315,383
Net income per share — Basic	$2.18	$0.71	$0.84	$1.01
Net income per share — Diluted	$2.18	$0.71	$0.84	$1.01
Weighted average shares outstanding	295,693,410	303,252,359	304,107,489	303,137,350
Diluted weighted average shares outstanding	295,694,520	303,253,401	304,108,559	303,138,422
2011
Total revenue	$1,019,874	$1,040,861	$1,074,360	$1,171,337
Operating income	451,949	470,260	484,556	536,389
Consolidated net income	219,666	250,522	333,781	441,931
Net income attributable to common stockholders	179,412	205,121	274,000	362,930
Net income per share — Basic	$0.61	$0.70	$0.93	$1.24
Net income per share — Diluted	$0.61	$0.70	$0.93	$1.24
Weighted average shares outstanding	293,080,205	293,367,771	293,735,663	293,821,920
Diluted weighted average shares outstanding	293,290,496	293,402,353	293,758,135	293,832,555

Organization (Details)	Dec. 31, 2012 U.S. and Puerto Rico property Item	Dec. 31, 2012 U.S. and Puerto Rico Malls property	Dec. 31, 2012 U.S. and Puerto Rico Premium Outlets property	Dec. 31, 2012 U.S. and Puerto Rico Community/Lifestyle Centers property	Dec. 31, 2012 U.S. and Puerto Rico Other shopping centers or outlet centers property	Dec. 31, 2012 U.S. and Puerto Rico The Mills property	Dec. 31, 2012 Japan property	Dec. 31, 2011 Japan property	Dec. 31, 2012 Japan Premium Outlets property	Dec. 31, 2012 South Korea property	Dec. 31, 2011 South Korea property	Dec. 31, 2012 South Korea Premium Outlets property	Dec. 31, 2012 Mexico property	Dec. 31, 2011 Mexico property	Dec. 31, 2012 Mexico Premium Outlets property	Dec. 31, 2012 Malaysia property	Dec. 31, 2011 Malaysia property	Dec. 31, 2012 Malaysia Premium Outlets property	Dec. 31, 2012 Europe country	May 21, 2012 Europe	Dec. 31, 2012 Europe Shopping centers Minimum property
Owned, developed and managed retail properties:
Number of income-producing properties	317	160	63	68	13	13	8	8	8	2	2	2	1	1	1	1	1	1			260
Number of U.S. states containing property locations	38
Interest in income-producing properties, under joint venture arrangements (as a percent)																			28.90%	28.90%
Number of countries																			13

Basis of Presentation and Consolidation (Details)	12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010	Dec. 04, 2012 property
Properties:
Percentage of control below which a property is not wholly owned but may be consolidated based on control	100.00%
Ownership interests acquired (as a percent)				50.00%
Number of properties in which additional interest is acquired				2
Wholly owned properties included in consolidation	221
Partially owned properties included in consolidation	18
Total number of joint venture properties	90
Number of joint venture properties managed by the entity	74
Number of International joint venture properties	12
Number of joint venture properties managed by others	16
Ownership interest:
Weighted average ownership percentage in the Operating Partnership	83.90%	82.90%	83.20%
Ownership percentage in the Operating Partnership	85.60%	82.80%

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Properties
Capitalized interest	$ 21,145	$ 5,815	$ 3,715
Buildings and improvements | Minimum
Investment properties
Useful life	10 years
Buildings and improvements | Maximum
Investment properties
Useful life	40 years
Equipment and fixtures | Minimum
Investment properties
Useful life	7 years
Equipment and fixtures | Maximum
Investment properties
Useful life	10 years

Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations
Gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net	$ 510,030	$ 216,629	$ 312,867
Sale of Consolidated Properties
Discontinued Operations
Gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net	$ 21,100	$ (42,400)	$ 5,700
Net gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, per diluted share (in dollars per share)	$ 0.06	$ 0.12
Number of consolidated properties sold			4

Summary of Significant Accounting Policies (Details 3) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Available for sale securities Securities in captive insurance subsidiary portfolio Minimum	Dec. 31, 2012 Available for sale securities Securities in captive insurance subsidiary portfolio Maximum	Oct. 23, 2012 Available for sale securities Original investment de-merged into CSCG and CAPC	Dec. 31, 2011 Available for sale securities Original investment de-merged into CSCG and CAPC	Oct. 23, 2012 Available for sale securities CSCG	Dec. 31, 2011 Available for sale securities CSCG	Oct. 23, 2012 Available for sale securities CAPC	Dec. 31, 2011 Available for sale securities CAPC	Dec. 31, 2012 Held-to-maturity securities	Dec. 31, 2011 Held-to-maturity securities
Marketable and Non-Marketable Securities
Investment maturity period			1 year	10 years
Net unrealized gains (losses) recorded in other comprehensive income (loss)	$ 2,613,000	$ 41,861,000
Number of shares owned							35.4	35.4	38.9	35.4
Proceeds received from the sale of investments					327,100,000
Gain recognized on sale of investment					82,700,000
Amount included in gain reclassified from accumulated other comprehensive income (loss)					79,400,000
Market value of investments								170,700,000		100,900,000
Aggregate unrealized gain (loss) on available-for-sale investments, net						39,700,000
Investments used to fund debt service requirements											24,900,000	24,900,000
Value of non-marketable security accounted for under the cost method	98,900,000	105,100,000
Other-than-temporary non-cash charges	$ 71,000,000

Summary of Significant Accounting Policies (Details 4) (Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1
Fair Value Measurement:
Marketable securities with Level 1 fair value inputs	$ 170.2	$ 417
Level 2
Fair Value Measurement:
Interest rate swap agreements and foreign currency forward contracts, gross liability balance	1.5	12.2
Interest rate swap agreements and foreign currency forward contracts, gross asset balance	$ 3	$ 14.9

Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Disclosure
Number of reportable segments	1
Deferred costs and other assets
Deferred financing and lease costs, net	$ 334,337	$ 308,380
In-place lease intangibles, net	358,141	200,098
Acquired above market lease intangibles, net	128,893	75,950
Marketable securities of our captive insurance companies	119,424	100,721
Goodwill	20,098	20,098
Other marketable and non-marketable securities	150,264	421,529
Loans held for investment		162,832
Prepaids, notes receivable and other assets, net	459,577	343,936
Deferred costs and other assets	1,570,734	1,633,544
Deferred Financing and Lease Costs
Deferred financing and lease costs, gross	576,821	528,273
Accumulated amortization	(242,484)	(219,893)
Deferred financing and lease costs, net	334,337	308,380
Amortization, included in statements of operations and comprehensive income
Amortization of deferred financing costs	27,163	28,697	27,806
Amortization of debt premiums, net of discounts	(33,504)	(8,439)	(9,066)
Amortization of deferred leasing costs	$ 43,176	$ 43,110	$ 34,801

Summary of Significant Accounting Policies (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Item	Dec. 31, 2010
Loans Held for Investment
Number of mortgage and mezzanine loans secured by real estate		3
Aggregate carrying values of mortgages and mezzanine loans		$ 162,832,000
Interest income on loans held for investment	$ 6,800,000	$ 24,300,000	$ 4,600,000

Summary of Significant Accounting Policies (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Number of properties acquired	9
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2013	$ 18,765,000
2014	13,851,000
2015	11,396,000
2016	9,376,000
2017	5,978,000
Thereafter	10,980,000
Lease intangibles assets, net	70,346,000
In-place lease intangibles
Intangible Assets
Average life of in-place lease intangibles	4 years 8 months 12 days
Lease intangibles assets, gross	480,517,000	245,844,000
Accumulated amortization	(122,376,000)	(45,746,000)
Lease intangibles assets, net	358,141,000	200,098,000
Above and below market leases
Intangible Assets
Weighted average remaining life of intangible	P5Y10M24D
Amount of amortization expenses	16,500,000	17,600,000	15,200,000
Below Market Leases
Intangible Assets
Unamortized below market leases included in accounts payable, accrued expenses, intangibles and deferred revenues	199,200,000	134,400,000
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2013	43,664,000
2014	36,343,000
2015	31,233,000
2016	27,279,000
2017	20,000,000
Thereafter	40,720,000
Lease intangibles assets, net	199,239,000
Above Market Leases
Intangible Assets
Lease intangibles assets, gross	248,357,000	178,564,000
Accumulated amortization	(119,464,000)	(102,614,000)
Lease intangibles assets, net	128,893,000	75,950,000
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2013	(24,899,000)
2014	(22,492,000)
2015	(19,837,000)
2016	(17,903,000)
2017	(14,022,000)
Thereafter	(29,740,000)
Lease intangibles assets, net	$ (128,893,000)

Summary of Significant Accounting Policies (Details 8)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Interest rate swap USD ($) instrument	Dec. 31, 2011 Interest rate swap USD ($)	Dec. 31, 2012 Interest rate cap USD ($) instrument	Dec. 31, 2012 USD-Yen currency forward contract USD ($)	Dec. 31, 2012 USD-Yen currency forward contract JPY (¥)	Dec. 31, 2011 USD-Euro currency forward contract USD ($)	Dec. 31, 2011 USD-Euro currency forward contract EUR (€)
Derivative financial instruments
Number of Instruments			3		6
Notional Amount			$ 483,700,000		$ 442,400,000				€ 141,300,000
Interest rate net derivative liability, fair value			1,500,000	10,000,000
Notional amount, foreign currency derivatives (in Japanese Yen)							3,300,000,000
Asset value of forwards included in deferred costs and other assets						3,000,000		14,900,000
Gross accumulated other comprehensive income or loss related to derivative activities	$ 78,139,000	$ 115,833,000

Summary of Significant Accounting Policies (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling interests, carrying amounts, reclassified to permanent equity:
Limited partners' interests in the Operating Partnership	$ 983,363	$ 953,622
Nonredeemable noncontrolling deficit interests in properties, net	(877)	(59,000)
Total noncontrolling interests reflected in equity	$ 982,486	$ 894,622

Summary of Significant Accounting Policies (Details 10) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling interests:
Balance	$ 5,544,288,000	$ 5,633,752,000	$ 5,182,962,000
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedge agreements	16,652,000	(91,933,000)	(3,493,000)
Net loss on derivative instruments reclassified from accumulated other comprehensive income (loss) into interest expense	21,042,000	16,169,000	15,769,000
Currency translation adjustments	9,200,000	(8,462,000)	(20,590,000)
Changes in available-for-sale securities and other	(39,248,000)	(37,431,000)	19,934,000
Other comprehensive income (loss)	7,646,000	(121,657,000)	11,620,000
Balance	6,893,089,000	5,544,288,000	5,633,752,000
Accumulated Other Comprehensive Income (Loss)
Cumulative translation adjustments	(30,620,000)	(39,820,000)
Accumulated derivative losses, net	(78,139,000)	(115,833,000)
Net unrealized gains on marketable securities, net	2,613,000	41,861,000
Total accumulated other comprehensive loss	(106,146,000)	(113,792,000)
Less: Accumulated other comprehensive loss attributable to noncontrolling interests	15,246,000	19,529,000
Total accumulated other comprehensive loss net of noncontrolling interests	(90,900,000)	(94,263,000)
Revenue Recognition
Leases for which fixed payment is received for CAM component (as a percent)	93.00%
Management Fees and Other Revenues
Insurance reserve for insurance subsidiaries and other self-insurance programs	112,800,000	115,100,000
Allowance for Credit Losses
Balance, beginning of period	27,500,000	31,650,000	45,187,000
Consolidation of previously unconsolidated properties	2,075,000	860,000	426,000
Provision for credit losses	12,809,000	6,505,000	3,130,000
Accounts written off, net of recoveries	(9,254,000)	(11,515,000)	(17,093,000)
Balance, end of period	33,130,000	27,500,000	31,650,000
Income Taxes
Deferred tax assets related to TRS subsidiaries, net	4,100,000	5,600,000
Corporate and Transaction Related Expenses
Transaction expenses			68,972,000
Noncontrolling Interests
Noncontrolling interests:
Balance	894,622,000	802,972,000	724,825,000
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties	274,701,000	210,240,000	134,161,000
Distributions to noncontrolling interest holders	(239,207,000)	(212,526,000)	(178,082,000)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedge agreements	5,634,000	(15,814,000)	(309,000)
Net loss on derivative instruments reclassified from accumulated other comprehensive income (loss) into interest expense	3,021,000	2,774,000	2,689,000
Currency translation adjustments	2,435,000	(1,484,000)	(3,452,000)
Changes in available-for-sale securities and other	(6,807,000)	(6,340,000)	3,074,000
Other comprehensive income (loss)	4,283,000	(20,864,000)	2,002,000
Adjustment to limited partners' interest from increased (decreased) ownership in the Operating Partnership	99,834,000	(36,032,000)	(103,728,000)
Units issued to limited partners	31,324,000	9,084,000	213,861,000
Units exchanged for common shares	(144,197,000)	(9,465,000)	(3,866,000)
Units Redeemed	(38,904,000)
Purchase of noncontrolling interests, noncontrolling interests in newly consolidated properties and other	100,030,000	151,213,000	13,799,000
Balance	$ 982,486,000	$ 894,622,000	$ 802,972,000

Real Estate Acquisitions and Dispositions (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended						0 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended
	Sep. 30, 2011 property	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 04, 2012 property	Dec. 31, 2012 Maximum	Dec. 31, 2012 Consolidated retail properties property	Dec. 31, 2012 Unconsolidated retail properties property	Dec. 31, 2012 Consolidated and Unconsolidated Retail Properties	May 31, 2012 The Domain in Austin, TX property	Dec. 31, 2012 Sale of Consolidated Properties	Dec. 31, 2011 Sale of Consolidated Properties	Dec. 31, 2010 Sale of Consolidated Properties property	Mar. 31, 2012 Sale of Consolidated Properties	Dec. 31, 2012 Previous unconsolidated mall property	Dec. 31, 2010 Previous unconsolidated mall	Aug. 31, 2011 King of Prussia	Aug. 25, 2011 King of Prussia	Mar. 22, 2012 The Mills acquisition property	Mar. 14, 2012 Klepierre	Jan. 06, 2012 Del Amo Fashion Center	Jun. 04, 2012 Outlet centers Destin, Florida sqft	Dec. 04, 2012 Grand Prairie, Texas and Livermore California outlets property	Dec. 31, 2012 Grand Prairie, Texas and Livermore California outlets	May 28, 2010 Houston Galleria	Aug. 31, 2012 Retail Property property	Mar. 31, 2012 Retail Property property	Dec. 31, 2012 Retail Property property	Dec. 31, 2010 Retail Property property	Jul. 19, 2011 Albuquerque, New Mexico lifestyle center	Aug. 30, 2010 Prime Outlets Acquisition Company and Affiliated Entities property	Dec. 31, 2011 Dissolved Joint Venture Partnership property	Dec. 31, 2011 Dissolved Joint Venture Partnership	Sep. 30, 2012 Dissolved Joint Venture Partnership
Real Estate Acquisitions and Dispositions
Acquisition, consideration paid																							$ 260,900,000
Ownership interests acquired (as a percent)					50.00%															28.70%		50.00%	50.00%		19.00%
Joint venture ownership percentage		50.00%																														50.00%	50.00%
Area of lifestyle center acquired (in square feet)																						465,000
Cost of acquisition including assumption of debt																			1,500,000,000	2,000,000,000		70,500,000									2,300,000,000
Number of joint ventures in which additional interest is acquired					2														26				2
Number of consolidated properties received in distribution																																6
Gain due to acquisition of controlling interest																13,000,000	82,900,000																168,300,000
Investment property, amortization period						40 years
Investment properties																																		585,000,000
Lease related intangibles																																		59,100,000
Additional business acquisition percentage of ownership acquired																		83.75%			25.00%									100.00%
Initial Investment Percentage of Business Acquired																									31.50%
Cumulative Investment Ownership (as a percent)																		96.10%						100.00%	50.40%							100.00%	100.00%
Mortgage indebtedness assumed																		160,100,000													1,200,000,000			468,800,000
Acquisition, number of outlet centers acquired																															21
Gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net		510,030,000	216,629,000	312,867,000					15,500,000	12,400,000	21,100,000	(42,400,000)	5,700,000
Number of properties disposed							8	4		2			4		1											3	1	3	3
Aggregate carrying value of consolidated properties disposed of												355,400,000	91,400,000	115,000,000
Debt obligation related to consolidated properties disposed of												177,000,000	91,300,000	115,000,000
Net proceeds from disposal of retail properties		383,804,000	136,013,000	301,425,000								136,000,000	5,800,000
Mortgage indebtedness repaid																															310,700,000
Percentage of consideration paid in cash																							90.00%								80.00%
Percentage of consideration paid in units																							10.00%								20.00%
Extinguishment of construction loans																							162,500,000
Operating partnership capital account units, issued (in shares)																															1.7
Operating partnership capital account, amount																															$ 154,500,000
Number of unconsolidated properties held by our joint venture	9

Per Share Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Feb. 28, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Data
Net Income attributable to Common Stockholders - Basic		$ 315,383	$ 254,921	$ 215,445	$ 645,410	$ 362,930	$ 274,000	$ 205,121	$ 179,412	$ 1,431,159	$ 1,021,462	$ 610,424
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options											39	97
Net Income attributable to Common Stockholders - Diluted										$ 1,431,159	$ 1,021,501	$ 610,521
Weighted Average Shares Outstanding - Basic		303,137,350	304,107,489	303,252,359	295,693,410	293,821,920	293,735,663	293,367,771	293,080,205	303,137,350	293,504,064	291,076,008
Effect of stock options (in shares)										1,072	69,408	274,460
Weighted Average Shares Outstanding - Diluted		303,138,422	304,108,559	303,253,401	295,694,520	293,832,555	293,758,135	293,402,353	293,290,496	303,138,422	293,573,472	291,350,468
Dividends paid per common share (in dollars per share)										$ 4.1	$ 3.5	$ 2.6
Percent taxable as ordinary income										99.50%	98.30%	53.82%
Percent taxable as long-term capital gains										0.50%	1.70%	39.68%
Percent nontaxable as return of capital												6.50%
Total percentage of dividends paid										100.00%	100.00%	100.00%
Dividends declared per common share (in dollars per share)	$ 1.15

Investment Properties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Properties
Land	$ 3,736,882	$ 3,136,981
Buildings and improvements	30,187,495	26,196,349
Total land, buildings and improvements	33,924,377	29,333,330
Furniture, fixtures and equipment	328,144	323,716
Investment properties at cost	34,252,521	29,657,046
Less - accumulated depreciation	9,068,388	8,388,130
Investment properties, net	25,184,133	21,268,916
Construction in progress, included above	$ 329,663	$ 464,076

Investments in Unconsolidated Entities (Details) (USD $)	12 Months Ended				12 Months Ended	1 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended			10 Months Ended	12 Months Ended			3 Months Ended					12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010	Dec. 04, 2012 property	Dec. 31, 2012 Maximum	Jan. 31, 2012 GCI	Jan. 09, 2012 GCI	Dec. 31, 2011 GCI	Mar. 22, 2012 SPG-FCM property	Dec. 31, 2012 SPG-FCM	Jan. 31, 2013 Shops at Mission Viejo	Dec. 31, 2012 Shops at Mission Viejo	Dec. 30, 2012 Shops at Mission Viejo	Dec. 31, 2012 Shops at Mission Viejo IMI	Dec. 31, 2012 Woodfield Mall	Dec. 31, 2012 Woodfield Mall IMI	Dec. 30, 2012 Woodfield Mall IMI	Dec. 31, 2012 Klepierre	Dec. 31, 2012 Klepierre	May 21, 2012 Klepierre	Mar. 14, 2012 Klepierre	Dec. 31, 2011 Dissolved Joint Venture Partnership	Sep. 30, 2012 Dissolved Joint Venture Partnership	Jan. 06, 2012 Del Amo Fashion Center	Dec. 31, 2012 The Mills acquisition property	Mar. 22, 2012 The Mills acquisition property	Dec. 31, 2012 The Mills acquisition Maximum	Dec. 31, 2012 The Mills acquisition Preliminary Allocations	Dec. 31, 2012 United States joint ventures property	Dec. 31, 2011 United States joint ventures property	Dec. 31, 2012 Japan joint ventures property	Dec. 31, 2011 Japan joint ventures property	Dec. 31, 2012 Mexico joint venture property	Dec. 31, 2011 Mexico joint venture property	Dec. 31, 2012 South Korea joint ventures property	Dec. 31, 2011 South Korea joint ventures property	Dec. 31, 2012 Malaysia joint venture property	Dec. 31, 2011 Malaysia joint venture property	Jan. 09, 2012 Italy property
Real Estate Joint Ventures and Investments
Number of income-producing properties																													78	87	8	8	1	1	2	2	1	1	45
Interest in income-producing properties, under joint venture arrangements (as a percent)																					28.70%
Joint venture ownership percentage	50.00%											51.00%		49.00%	50.00%	50.00%						50.00%
Ownership interest (as a percent)								49.00%					100.00%				100.00%	28.90%	28.90%	28.90%				50.00%							40.00%				50.00%
Aggregate face amount of mortgage notes											$ 295,000,000				$ 425,000,000
Weighted average interest rates on mortgage notes (as a percent)											3.61%				4.50%
Number of joint ventures in which additional interest is acquired				2					26																26
Number of remaining unconsolidated properties in which additional interest is acquired									16
Number of income-producing properties acquired	9																									9
Cost of acquisition including assumption of debt									1,500,000,000												2,000,000,000
Debt obligation related to consolidated properties disposed of									562,100,000
Trust preferred securities retired									100,000,000
Related party debt obligations extinguished during the period									558,400,000
Mortgage indebtedness assumed									2,600,000,000														468,800,000
Gain due to acquisition of controlling interest										488,700,000												168,300,000
Other than temporary impairment charge										22,400,000
Life of joint ventures with excess investment					40 years																						40 years
Investment in unconsolidated properties in which additional interest is obtained										1,000,000,000
Investment in unconsolidated entities, at equity	2,108,966,000	1,378,084,000																													314,200,000	349,500,000			62,900,000	43,800,000
Investment properties																							585,000,000					4,228,000,000
Cash and cash equivalents																												91,000,000
Tenant receivables and accrued revenue, net																												1,000,000
Deferred costs and other assets (including intangibles)																												264,000,000
Total assets																												4,584,000,000
Mortgages and other indebtedness, including premiums																												2,672,000,000
Accounts payable, accrued expenses, intangibles and other																												164,000,000
Other liabilities																												6,000,000
Total liabilities																												2,842,000,000
Additional business acquisition percentage of ownership acquired																								25.00%
Purchase price of business acquired																								50,000,000
Number of shares owned in acquired entity																		57,634,148	57,634,148
Quoted market price of shares owned in acquired entity (in dollars per share)																		$ 39.67	$ 39.67
Excess investment in acquisition of joint venture																					1,200,000,000
Income from unconsolidated entities	131,907,000	81,238,000	75,921,000															500,000
Total assets																		17,200,000,000	17,200,000,000
Total liabilities																		12,400,000,000	12,400,000,000
Noncontrolling interests																		1,900,000,000	1,900,000,000
Total revenues of Klepierre																			1,100,000,000
Operating income of Klepierre																			394,700,000
Consolidated net income of Klepierre																			323,600,000
Proceeds from sale of interest in joint venture						375,800,000
Gain on sale of or disposal of assets and interests in unconsolidated entities, net						28,800,000
Accumulated losses reclassified							$ 39,500,000

Investments in Unconsolidated Entities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan To SPG-FCM
Interest income from SPG-FCM and Mills loans, net of inter-entity eliminations	$ 2	$ 9.8	$ 9.9

Investments in Unconsolidated Entities (Details 3) (USD $)	3 Months Ended								12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended						1 Months Ended
	Dec. 31, 2012 property	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Dissolved Joint Venture Partnership	Apr. 30, 2011 Malls	Dec. 31, 2012 Malls property	Aug. 31, 2012 Non-core retail property property	Mar. 31, 2012 Non-core retail property property	Dec. 31, 2012 Non-core retail property property	Dec. 31, 2010 Non-core retail property property	Mar. 22, 2012 The Mills acquisition property	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum The Mills acquisition	Dec. 31, 2012 Real Estate joint ventures	Dec. 31, 2011 Real Estate joint ventures	Dec. 31, 2010 Real Estate joint ventures	Dec. 31, 2012 Real Estate joint ventures Maximum	Dec. 31, 2010 Real Estate joint ventures Italy
Schedule of Equity Method Investments
Number of income-producing properties	9								9											9
Joint venture ownership percentage	50.00%								50.00%				50.00%
Number of properties disposed															1	3	1	3	3
Assets:
Investment properties at cost	$ 34,252,521,000				$ 29,657,046,000				$ 34,252,521,000	$ 29,657,046,000													$ 14,607,291,000	$ 20,481,657,000
Less - accumulated depreciation	9,068,388,000				8,388,130,000				9,068,388,000	8,388,130,000													4,926,511,000	5,264,565,000
Investment properties, net	25,184,133,000				21,268,916,000				25,184,133,000	21,268,916,000													9,680,780,000	15,217,092,000
Cash and cash equivalents	1,184,518,000				798,650,000				1,184,518,000	798,650,000	796,718,000	3,957,718,000											619,546,000	806,895,000
Tenant receivables and accrued revenue, net	521,301,000				486,731,000				521,301,000	486,731,000													252,774,000	359,208,000
Investment in unconsolidated entities, at equity	2,108,966,000				1,378,084,000				2,108,966,000	1,378,084,000													39,589,000	133,576,000
Deferred costs and other assets	1,570,734,000				1,633,544,000				1,570,734,000	1,633,544,000													438,399,000	526,101,000
Total assets	32,586,606,000				26,216,925,000				32,586,606,000	26,216,925,000													11,031,088,000	17,042,872,000
Liabilities and Partners' Deficit:
Mortgages and other indebtedness	23,113,007,000				18,446,440,000				23,113,007,000	18,446,440,000													11,584,863,000	15,582,321,000
Accounts payable, accrued expenses, intangibles, and deferred revenues	1,374,172,000				1,091,712,000				1,374,172,000	1,091,712,000													672,483,000	775,733,000
Other liabilities	303,588,000				170,971,000				303,588,000	170,971,000													447,132,000	981,711,000
Total liabilities	25,515,511,000				20,404,692,000				25,515,511,000	20,404,692,000													12,704,478,000	17,339,765,000
Preferred units																							67,450,000	67,450,000
Partners' deficit																							(1,740,840,000)	(364,343,000)
Total liabilities and equity	32,586,606,000				26,216,925,000				32,586,606,000	26,216,925,000													11,031,088,000	17,042,872,000
Our Share of:
Partners' deficit																							(799,911,000)	(32,000,000)
Add: Excess Investment																							2,184,133,000	714,515,000
Our net Investment in unconsolidated entities, at equity																							1,384,222,000	682,515,000
Life of joint ventures with excess investment																					40 years	40 years				40 years
Debt Maturity and Other
2013	821,637,000								821,637,000														1,286,591,000
2014	2,337,975,000								2,337,975,000														1,095,731,000
2015	2,098,028,000								2,098,028,000														2,029,553,000
2016	5,642,023,000								5,642,023,000														1,106,436,000
2017	3,281,808,000								3,281,808,000														1,367,851,000
Thereafter	8,869,279,000								8,869,279,000														4,693,145,000
Total principal maturities	23,050,750,000								23,050,750,000														11,579,307,000
Net unamortized debt premiums and discounts	62,257,000								62,257,000														5,556,000
Total mortgages and other indebtedness	23,113,007,000				18,446,440,000				23,113,007,000	18,446,440,000													11,584,863,000	15,582,321,000
Interest rate, low end of range (as a percent)																							0.48%
Interest rate, high end of range (as a percent)																							9.35%
Weighted average interest rate (as a percent)																							5.06%
Revenue:
Minimum rent									3,015,866,000	2,664,724,000	2,429,519,000												1,487,554,000	1,424,038,000	1,365,466,000
Overage rent									195,726,000	140,842,000	110,621,000												176,609,000	140,822,000	125,239,000
Tenant reimbursements									1,340,307,000	1,177,269,000	1,083,780,000												691,564,000	660,354,000	655,144,000
Other income									199,819,000	195,587,000	212,503,000												171,698,000	150,949,000	181,210,000
Total revenue	1,344,431,000	1,228,617,000	1,188,066,000	1,118,969,000	1,171,337,000	1,074,360,000	1,040,861,000	1,019,874,000	4,880,084,000	4,306,432,000	3,957,630,000												2,527,425,000	2,376,163,000	2,327,059,000
Operating Expenses:
Property operating									469,755,000	436,571,000	414,264,000												477,338,000	460,235,000	446,358,000
Depreciation and amortization									1,257,569,000	1,065,946,000	982,820,000												506,820,000	485,794,000	482,836,000
Real estate taxes									419,267,000	369,755,000	345,960,000												178,739,000	167,608,000	174,617,000
Repairs and maintenance									116,168,000	113,496,000	102,425,000												65,163,000	64,271,000	63,185,000
Advertising and promotion									118,790,000	107,002,000	97,194,000												55,175,000	50,653,000	48,205,000
Provision for (recovery of) credit losses									12,809,000	6,505,000	3,130,000												1,824,000	4,496,000	(85,000)
Other									90,482,000	89,066,000	65,448,000												170,510,000	148,110,000	130,195,000
Total operating expenses									2,659,484,000	2,363,278,000	2,210,794,000												1,455,569,000	1,381,167,000	1,345,311,000
Operating Income	614,598,000	564,953,000	524,327,000	516,721,000	536,389,000	484,556,000	470,260,000	451,949,000	2,220,600,000	1,943,154,000	1,746,836,000												1,071,856,000	994,996,000	981,748,000
Interest expense									(1,127,025,000)	(983,526,000)	(1,027,091,000)												(599,400,000)	(593,408,000)	(589,769,000)
Loss from unconsolidated entities									131,907,000	81,238,000	75,921,000												(1,263,000)	(1,263,000)
Net Income from continuing operations																							471,193,000	400,325,000	391,979,000
Loss from operations of discontinued joint venture interests																							(20,311,000)	(57,961,000)	(60,470,000)
(Loss) Gain on disposal of discontinued operations, net		(9,200,000)												7,800,000									(5,354,000)	347,640,000	39,676,000
Net Income																							445,528,000	690,004,000	371,185,000
Third-Party Investors' Share of Net Income																							239,931,000	384,384,000	234,799,000
Our Share of Net Income																							205,597,000	305,620,000	136,386,000
Amortization of Excess Investment																							(83,400,000)	(50,562,000)	(48,329,000)
Our Share of Loss (Gain) on Sale or Disposal of Assets and Interests in Unconsolidated Entities, net																							9,245,000	(173,820,000)	(20,305,000)
Our Share of Impairment Charge from Investments in Unconsolidated Entities																									8,169,000
Income from unconsolidated entities																							131,442,000	81,238,000	75,921,000
Impairment charge from investments in unconsolidated entities																											$ (8,200,000)

Indebtedness and Derivative Financial Instruments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Secured Debt Item property	Dec. 31, 2011 Secured Debt	Dec. 31, 2012 Secured Debt Mortgages property	Mar. 31, 2012 Secured Debt Mortgages The Mills acquisition property	Dec. 31, 2012 Secured Debt Term loan	Dec. 31, 2012 Unsecured Debt Senior unsecured notes	Dec. 31, 2011 Unsecured Debt Senior unsecured notes	Mar. 13, 2012 Unsecured Debt Senior unsecured notes 2.15%	Mar. 13, 2012 Unsecured Debt Senior unsecured notes 3.375%	Mar. 13, 2012 Unsecured Debt Senior unsecured notes 4.75%	Dec. 17, 2012 Unsecured Debt Senior unsecured notes 1.50% due February 2018	Dec. 17, 2012 Unsecured Debt Senior unsecured notes 2.75% due February 2023	Dec. 31, 2012 Unsecured Debt Senior unsecured notes 5.75% to 6.88%	Dec. 31, 2012 Unsecured Debt Credit Facility and the Supplemental Facility Item	Dec. 31, 2011 Unsecured Debt Credit Facility and the Supplemental Facility	Dec. 31, 2012 Unsecured Debt Credit Facility	Dec. 31, 2012 Unsecured Debt Credit Facility Euro	Jun. 30, 2012 Unsecured Debt Credit Facility Yen	Jun. 30, 2012 Unsecured Debt Supplemental Facility	Dec. 31, 2012 Unsecured Debt Supplemental Facility	Jun. 01, 2012 Unsecured Debt Supplemental Facility	Mar. 31, 2012 Unsecured Debt Term loan	Nov. 01, 2011 Unsecured Debt Term loan
Fixed-Rate Debt:
Fixed-rate mortgages and other indebtedness	$ 21,077,358,000	$ 16,207,375,000	$ 7,677,204,000	$ 5,566,600,000				$ 13,400,154,000	$ 10,640,775,000
Weighted-average interest rate, fixed-rate debt (as a percent)			5.85%					5.09%
Net premiums			101,104,000	54,250,000
Net discount								38,847,000	29,178,000
Weighted average maturity period, fixed-rate debt			4 years 4 months 24 days					7 years 1 month 6 days
Variable-Rate Debt:
Variable-rate mortgages and other indebtedness	2,035,649,000	2,239,065,000	442,152,000	1,286,401,000
Credit facility, amount outstanding																1,593,497,000	952,664,000	1,300,000,000				259,200,000
Weighted average interest rate, variable-rate debt (as a percent)			2.57%
Weighted average maturity period, variable-rate debt			1 year 6 months
Total Mortgages and Other Indebtedness	23,113,007,000	18,446,440,000	8,000,000,000	6,800,000,000		2,600,000,000		13,400,000,000											1,200,000,000	285,000,000
Number of non-recourse mortgage notes under which the Company and subsidiaries are borrowers			78
Number of properties secured by non-recourse mortgage notes			78
Number of cross-defaulted and cross-collateralized mortgage pools			7
Total number of properties pledged as collateral for cross defaulted and cross collateralized mortgages			27
Maximum borrowing capacity																		4,000,000,000				2,000,000,000	2,000,000,000		900,000,000
Available borrowing capacity																4,400,000,000
Optional expanded maximum borrowing capacity																		5,000,000,000				2,500,000,000
Number of credit facilities																2
Reference rate																		LIBOR				LIBOR
Interest added to reference rate (as a percent)																		1.00%				1.00%
Additional facility fee (as a percent)																		0.15%				0.15%
Maximum amount outstanding during period																3,100,000,000
Credit facility, weighted average amount outstanding																1,900,000,000
Letters of credit outstanding																		45,200,000
Average interest rate (as a percent)					3.95%
Interest rate on debt (as a percent)										2.15%	3.38%	4.75%	1.50%	2.75%
Number of unencumbered properties on repayment of debt					19
Interest rate, low end of range (as a percent)															5.75%
Interest rate, high end of range (as a percent)															6.88%
Multi-currency tranche																		2,000,000,000
Debt issued										600,000,000	600,000,000	550,000,000	750,000,000	500,000,000							285,000,000			160,000,000
Amount of debt redeemed					$ 536,200,000		$ 735,000,000								$ 231,000,000
Number of properties encumbered by assumption of debt in acquisition						9

Indebtedness and Derivative Financial Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Maturity and Other
2013	$ 821,637,000
2014	2,337,975,000
2015	2,098,028,000
2016	5,642,023,000
2017	3,281,808,000
Thereafter	8,869,279,000
Total principal maturities	23,050,750,000
Net unamortized debt premiums	62,257,000
Total mortgages and other indebtedness	23,113,007,000	18,446,440,000
Cash paid for interest	1,122,223,000	979,436,000	1,015,989,000
Derivative financial instruments
Unamortized balance of benefits from treasury and interest rate hedge agreements	78,000,000	89,700,000
Amount expected to be reclassified from accumulated other comprehensive loss to earnings within the next year	13,200,000
Accumulated derivative losses from joint venture	400,000	14,000,000
Fair value of debt
Carrying value of fixed-rate mortgages and other indebtedness	21,000,000,000	15,900,000,000
Fair value of fixed-rate mortgages and other indebtedness	23,373,000	17,905,000
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages (as a percent)	3.24%	3.60%
Interest rate swap
Derivative financial instruments
Interest rate net derivative liability, fair value	1,500,000	10,000,000
Notional Amount	483,700,000
Fixed rate swap agreements, weighted average fixed pay rate (as a percent)	2.52%
Fixed rate swap agreements, weighted average variable receive rate (as a percent)	0.58%
Interest rate cap
Derivative financial instruments
Notional Amount	$ 442,400,000

Rentals under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Future minimum rentals to be received under noncancelable tenant operating leases
2013	$ 2,572,612
2014	2,363,435
2015	2,083,716
2016	1,810,189
2017	1,524,365
Thereafter	4,079,160
Future minimum rental receivables	$ 14,433,477
Percentage of future minimum rentals receivable attributable to leases with an affiliate of a limited partner in the Operating Partnership	0.60%

Equity (Details) (USD $) In Billions, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended
	Dec. 04, 2012 property	Sep. 25, 2012	Jul. 20, 2012	Mar. 31, 2012	Dec. 31, 2012 Item person partner	Dec. 31, 2011	Dec. 31, 2010	Mar. 14, 2012
Equity
Number of partnership units exchanged for common stock		6,526,245			921,676
Shares of common stock issued in a public offering				9,137,500	9,137,500
Offering price per share (in dollars per share)								$ 137
Proceeds from offering, net of issue costs				$ 1.2
Operating Partnership redeemed units (in shares)			2,000,000
Operating Partnership, redemption price per unit			$ 124
Operating Partnership issued units in connection with the acquisition	205,335
Ownership interests acquired (as a percent)	50.00%
Number of properties in which additional interest is acquired	2
Equity
Minimum number of additional classes or series of common stock that the Board is authorized to reclassify from excess common stock					1
Right to elect number of board of directors					4
Shares of common stock issued to limited partners in exchange for units					6,795,296	584,432	247,640
Number of limited partners exchanging units					31
Common stock issued related to employee stock options exercised (in shares)					712	324,720	178,683
Melvin Simon Family Enterprises Trust
Equity
Shares of common stock issued to limited partners in exchange for units		5,873,620
Common Stock
Equity
Number of votes entitled to holders of common stock for each share held					1
Class B common stock | Common Stock
Equity
Class B shares outstanding					8,000
Number of voting trusts					2

Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Item	Dec. 31, 2011
Redeemable preferred stock
Temporary equity stated dividend rate percentage	8.38%	8.38%
Number of Series of Units Classified Into Temporary Equity	1
Other noncontrolling redeemable interests in properties	$ 152,469	$ 242,408
Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	178,006	267,945
7.5% Cumulative Redeemable Preferred Units
Redeemable preferred stock
Temporary equity stated dividend rate percentage	7.50%	7.50%
Temporary equity, shares authorized	260,000	260,000
Temporary equity, shares issued	255,373	255,373
Temporary equity, shares outstanding	255,373	255,373
Limited partners' preferred interest in the Operating Partnership	$ 25,537	$ 25,537
Cumulative quarterly distributions on preferred units (in dollars per share)	$ 7.5
Temporary equity redemption price (in dollars per share)	$ 100
Liquidation preference (in dollars per share)	$ 100

Equity (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity
Preferred stock stated dividend rate percentage	8.38%	8.38%
Series J 8 3/8% Cumulative Redeemable Preferred Stock
Equity
Preferred stock stated dividend rate percentage	8.38%	8.38%
Redemption price of preferred stock (in dollars per share)	50
Premium received on preferred stock issued	7.5
Preferred stock unamortized premium	4.9	5.2

Equity (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted stock issued under 1998 Stock Incentive Plan Minimum	Dec. 31, 2012 Restricted stock issued under 1998 Stock Incentive Plan Maximum	Mar. 16, 2010 LTIP programs Item	Dec. 31, 2012 LTIP programs	Mar. 31, 2011 One-year 2010 LTIP Program Item	Dec. 31, 2012 One-year 2010 LTIP Program	Mar. 31, 2012 Two-year 2010 LTIP Program Item	Dec. 31, 2012 Two-year 2010 LTIP Program	Dec. 31, 2012 Three-year 2010 LTIP Program	Dec. 31, 2012 2011-2013 LTIP Program	Dec. 31, 2012 2012-2014 LTIP Program	Jul. 31, 2011 LTIP Retention Award to Chairman and CEO
Equity
Compensation expense, net of capitalization	$ 31.8	$ 26.2	$ 21.5
Long Term Incentive Performance Programs
Award of restricted stock to employees (in shares)								133,673							1,000,000
Percent of distributions of Operating Partnership that participants are entitled to receive during performance period							10.00%
Vesting period				3 years	4 years
Service period															8 years
Post performance period service based vesting period							2 years				2 years	2 years	2 years	2 years
Vesting rights							0.5
Vesting rights															0.33
Number of programs approved						3
Performance period									1 year		2 years	3 years	3 years	3 years
Aggregate grant date fair value									$ 7.2		$ 14.8	$ 23	$ 35	$ 35	$ 120.3
Units earned under LTIP program (in shares)										337,006
Vesting period (in installments)								2		2

Equity (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012 Item	Dec. 31, 2011	Dec. 31, 2010
Equity
Notes Receivable from Former CPI Stockholders	$ 15,300,000
Options
Exercised (in shares)	(712)	(324,720)	(178,683)
Exchange Rights
Limited partners units, exchange ratio	1
Common stock reserved for possible conversion (in shares)	58,151,188
1998 Stock Incentive Plan
Stock-based incentive plan awards
Shares reserved for issuance (in shares)	17,300,000
Employee Options
Stock-based incentive plan awards
Vesting period	3 years
Expiration period	10 years
Options
Shares under option at the beginning of the period	2,279	326,999	505,682
Exercised (in shares)	(712)	(324,720)	(178,683)
Shares under option at the end of the period	1,567	2,279	326,999
Weighted Average Exercise Price Per Share
Shares under option at the beginning of the period (in dollars per share)	$ 50.17	29.75	28.88
Exercised (in dollars per share)	$ 50.17	29.61	23.03
Shares under option at the end of the period (in dollars per share)	$ 50.17	50.17	29.75
Weighted average life of outstanding options	1 year 2 months 1 day
Restricted stock issued under 1998 Stock Incentive Plan
Stock-based incentive plan awards
Total number of shares awarded, net of forfeiture	5,340,313
Restricted stock awarded during the year, net of forfeitures	114,066	116,885	116,726
Weighted average fair value of shares granted during the year (in dollars per share)	$ 146.7	110.12	85.17
Amortization expense	14,001,000	14,018,000	16,839,000
Restricted stock issued under 1998 Stock Incentive Plan | Automatic Awards for Eligible Directors
Stock-based incentive plan awards
Vesting period	1 year
Value of restricted shares awarded to directors on initial election	82,500
Value of restricted shares awarded to director on re-election	82,500
Value of additional restricted shares awarded to director serving as the chairperson of the Audit and Compensation Committees	10,000
Value of additional restricted shares awarded to a director serving as chairperson of a Governance and Nominating Committees	7,500
Value of additional restricted shares awarded to the Lead Director	$ 12,500

Commitments and Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Insurance proceeds funded by insurers	$ 50,000,000
Minimum insurance coverage	50,000,000
Additional insurance proceeds	150,000,000
Lease Commitments
Properties subject to ground leases		28
Ground lease expense		43,421,000	42,284,000	36,750,000
Future minimum lease payments due under ground leases
2013		26,950,000
2014		28,196,000
2015		28,921,000
2016		29,097,000
2017		29,106,000
Thereafter		889,307,000
Total		1,031,577,000
Insurance
Insurance coverage, acts of terrorism		1,000,000,000
Limited Life Partnerships
Approximate settlement values of noncontrolling interest		143,000,000	140,000,000
Joint Venture Mortgage and Indebtedness
Guarantees of Joint Venture Indebtedness:
Loan guarantee		$ 84,900,000	$ 30,200,000

Commitments and Contingencies (Details 5) (Consolidated revenues, Concentration of credit risk, Maximum)	12 Months Ended
Dec. 31, 2012
Consolidated revenues | Concentration of credit risk | Maximum
Concentration of Credit Risk
Percentage of consolidated revenues from a single customer or tenant	5.00%

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions
Amounts charged to unconsolidated joint ventures	$ 119,534,000	$ 125,306,000	$ 118,905,000
Amounts charged to properties owned by related parties	4,416,000	4,353,000	4,308,000
Interest income from SPG-FCM and TMLP loans, net of inter-entity eliminations	2,000,000	9,800,000	9,900,000
Development royalty and other fees	$ 15,500,000	$ 12,300,000	$ 10,800,000

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited)
Total revenue	$ 1,344,431	$ 1,228,617	$ 1,188,066	$ 1,118,969	$ 1,171,337	$ 1,074,360	$ 1,040,861	$ 1,019,874	$ 4,880,084	$ 4,306,432	$ 3,957,630
Operating Income	614,598	564,953	524,327	516,721	536,389	484,556	470,260	451,949	2,220,600	1,943,154	1,746,836
Consolidated net income	370,496	306,371	260,936	781,829	441,931	333,781	250,522	219,666	1,719,632	1,245,900	753,514
Net income attributable to common stockholders	$ 315,383	$ 254,921	$ 215,445	$ 645,410	$ 362,930	$ 274,000	$ 205,121	$ 179,412	$ 1,431,159	$ 1,021,462	$ 610,424
Net income (loss) per share - Basic	$ 1.01	$ 0.84	$ 0.71	$ 2.18	$ 1.24	$ 0.93	$ 0.7	$ 0.61	$ 4.72	$ 3.48	$ 2.1
Net income (loss) per share - Diluted	$ 1.01	$ 0.84	$ 0.71	$ 2.18	$ 1.24	$ 0.93	$ 0.7	$ 0.61	$ 4.72	$ 3.48	$ 2.1
Weighted Average Shares Outstanding - Basic	303,137,350	304,107,489	303,252,359	295,693,410	293,821,920	293,735,663	293,367,771	293,080,205	303,137,350	293,504,064	291,076,008
Weighted average shares outstanding - diluted	303,138,422	304,108,559	303,253,401	295,694,520	293,832,555	293,758,135	293,402,353	293,290,496	303,138,422	293,573,472	291,350,468

Schedule III Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	$ 8,018,252
Initial Cost
Land	3,486,463
Buildings and Improvements	24,763,596
Costs Capitalized Subsequent to Acquisition
Land	250,419
Buildings and Improvements	5,423,899
Gross Amounts At Which Carried At Close of Period
Land	3,736,882
Buildings and Improvements	30,187,495
Total	33,924,377
Accumulated Depreciation	8,836,695
Malls | Anderson Mall, Anderson, SC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	20,849
Initial Cost
Land	1,712
Buildings and Improvements	15,227
Costs Capitalized Subsequent to Acquisition
Land	851
Buildings and Improvements	20,545
Gross Amounts At Which Carried At Close of Period
Land	2,563
Buildings and Improvements	35,772
Total	38,335
Accumulated Depreciation	16,772
Malls | Arsenal Mall, Watertown (Boston), MA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	560
Initial Cost
Land	14,714
Buildings and Improvements	47,680
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,483
Gross Amounts At Which Carried At Close of Period
Land	14,714
Buildings and Improvements	57,163
Total	71,877
Accumulated Depreciation	22,232
Malls | Bangor Mall, Bangor, ME
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	80,000
Initial Cost
Land	5,478
Buildings and Improvements	59,740
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,158
Gross Amounts At Which Carried At Close of Period
Land	5,478
Buildings and Improvements	70,898
Total	76,376
Accumulated Depreciation	27,294
Malls | Barton Creek Square, Austin, TX
Initial Cost
Land	2,903
Buildings and Improvements	20,929
Costs Capitalized Subsequent to Acquisition
Land	7,983
Buildings and Improvements	64,481
Gross Amounts At Which Carried At Close of Period
Land	10,886
Buildings and Improvements	85,410
Total	96,296
Accumulated Depreciation	49,695
Malls | Battlefield Mall, Springfield, MO
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	125,000
Initial Cost
Land	3,919
Buildings and Improvements	27,231
Costs Capitalized Subsequent to Acquisition
Land	3,000
Buildings and Improvements	62,542
Gross Amounts At Which Carried At Close of Period
Land	6,919
Buildings and Improvements	89,773
Total	96,692
Accumulated Depreciation	57,633
Malls | Bay Park Square, Green Bay, WI
Initial Cost
Land	6,358
Buildings and Improvements	25,623
Costs Capitalized Subsequent to Acquisition
Land	4,106
Buildings and Improvements	26,111
Gross Amounts At Which Carried At Close of Period
Land	10,464
Buildings and Improvements	51,734
Total	62,198
Accumulated Depreciation	24,863
Malls | Bowie Town Center, Bowie (Washington, D.C.), MD
Initial Cost
Land	2,710
Buildings and Improvements	65,044
Costs Capitalized Subsequent to Acquisition
Land	235
Buildings and Improvements	7,170
Gross Amounts At Which Carried At Close of Period
Land	2,945
Buildings and Improvements	72,214
Total	75,159
Accumulated Depreciation	29,912
Malls | Boynton Beach Mall, Boynton Beach (Miami), FL
Initial Cost
Land	22,240
Buildings and Improvements	78,804
Costs Capitalized Subsequent to Acquisition
Land	4,666
Buildings and Improvements	27,431
Gross Amounts At Which Carried At Close of Period
Land	26,906
Buildings and Improvements	106,235
Total	133,141
Accumulated Depreciation	48,423
Malls | Brea Mall, Brea (Los Angeles), CA
Initial Cost
Land	39,500
Buildings and Improvements	209,202
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	27,131
Gross Amounts At Which Carried At Close of Period
Land	39,500
Buildings and Improvements	236,333
Total	275,833
Accumulated Depreciation	97,144
Malls | Broadway Square, Tyler, TX
Initial Cost
Land	11,306
Buildings and Improvements	32,431
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	23,033
Gross Amounts At Which Carried At Close of Period
Land	11,306
Buildings and Improvements	55,464
Total	66,770
Accumulated Depreciation	27,424
Malls | Brunswick Square, East Brunswick (New York), NJ
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	78,189
Initial Cost
Land	8,436
Buildings and Improvements	55,838
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	32,327
Gross Amounts At Which Carried At Close of Period
Land	8,436
Buildings and Improvements	88,165
Total	96,601
Accumulated Depreciation	44,428
Malls | Burlington Mall, Burlington (Boston), MA
Initial Cost
Land	46,600
Buildings and Improvements	303,618
Costs Capitalized Subsequent to Acquisition
Land	19,600
Buildings and Improvements	95,324
Gross Amounts At Which Carried At Close of Period
Land	66,200
Buildings and Improvements	398,942
Total	465,142
Accumulated Depreciation	147,321
Malls | Castleton Square, Indianapolis, IN
Initial Cost
Land	26,250
Buildings and Improvements	98,287
Costs Capitalized Subsequent to Acquisition
Land	7,434
Buildings and Improvements	74,644
Gross Amounts At Which Carried At Close of Period
Land	33,684
Buildings and Improvements	172,931
Total	206,615
Accumulated Depreciation	76,170
Malls | Charlottesville Fashion Square, Charlottesville, VA
Initial Cost
Buildings and Improvements	54,738
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	18,530
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	73,268
Total	73,268
Accumulated Depreciation	31,308
Malls | Chautauqua Mall, Lakewood, NY
Initial Cost
Land	3,116
Buildings and Improvements	9,641
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,082
Gross Amounts At Which Carried At Close of Period
Land	3,116
Buildings and Improvements	25,723
Total	28,839
Accumulated Depreciation	13,469
Malls | Chesapeake Square, Chesapeake (Virginia Beach), VA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	66,502
Initial Cost
Land	11,534
Buildings and Improvements	70,461
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	19,273
Gross Amounts At Which Carried At Close of Period
Land	11,534
Buildings and Improvements	89,734
Total	101,268
Accumulated Depreciation	49,251
Malls | Cielo Vista Mall, El Paso, TX
Initial Cost
Land	1,005
Buildings and Improvements	15,262
Costs Capitalized Subsequent to Acquisition
Land	608
Buildings and Improvements	48,983
Gross Amounts At Which Carried At Close of Period
Land	1,613
Buildings and Improvements	64,245
Total	65,858
Accumulated Depreciation	36,779
Malls | College Mall, Bloomington, IN
Initial Cost
Land	1,003
Buildings and Improvements	16,245
Costs Capitalized Subsequent to Acquisition
Land	720
Buildings and Improvements	43,966
Gross Amounts At Which Carried At Close of Period
Land	1,723
Buildings and Improvements	60,211
Total	61,934
Accumulated Depreciation	32,033
Malls | Columbia Center, Kennewick, WA
Initial Cost
Land	17,441
Buildings and Improvements	66,580
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	25,705
Gross Amounts At Which Carried At Close of Period
Land	17,441
Buildings and Improvements	92,285
Total	109,726
Accumulated Depreciation	40,407
Malls | Copley Place, Boston, MA
Initial Cost
Buildings and Improvements	378,045
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	100,167
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	478,212
Total	478,212
Accumulated Depreciation	150,522
Malls | Coral Square, Coral Springs (Miami), FL
Initial Cost
Land	13,556
Buildings and Improvements	93,630
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	19,025
Gross Amounts At Which Carried At Close of Period
Land	13,556
Buildings and Improvements	112,655
Total	126,211
Accumulated Depreciation	64,184
Malls | Cordova Mall, Pensacola, FL
Initial Cost
Land	18,626
Buildings and Improvements	73,091
Costs Capitalized Subsequent to Acquisition
Land	7,321
Buildings and Improvements	56,062
Gross Amounts At Which Carried At Close of Period
Land	25,947
Buildings and Improvements	129,153
Total	155,100
Accumulated Depreciation	45,228
Malls | Cottonwood Mall, Albuquerque, NM
Initial Cost
Land	10,122
Buildings and Improvements	69,958
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,704
Gross Amounts At Which Carried At Close of Period
Land	10,122
Buildings and Improvements	76,662
Total	86,784
Accumulated Depreciation	39,731
Malls | Domain, The, Austin, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	204,405
Initial Cost
Land	40,436
Buildings and Improvements	197,010
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	138,250
Gross Amounts At Which Carried At Close of Period
Land	40,436
Buildings and Improvements	335,260
Total	375,696
Accumulated Depreciation	66,311
Malls | Edison Mall, Fort Myers, FL
Initial Cost
Land	11,529
Buildings and Improvements	107,350
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	31,240
Gross Amounts At Which Carried At Close of Period
Land	11,529
Buildings and Improvements	138,590
Total	150,119
Accumulated Depreciation	56,765
Malls | Empire Mall, Sioux Falls, SD
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	176,300
Initial Cost
Land	35,998
Buildings and Improvements	192,186
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,454
Gross Amounts At Which Carried At Close of Period
Land	35,998
Buildings and Improvements	195,640
Total	231,638
Accumulated Depreciation	7,443
Malls | Fashion Mall at Keystone, The, Indianapolis, IN
Initial Cost
Buildings and Improvements	120,579
Costs Capitalized Subsequent to Acquisition
Land	29,145
Buildings and Improvements	80,161
Gross Amounts At Which Carried At Close of Period
Land	29,145
Buildings and Improvements	200,740
Total	229,885
Accumulated Depreciation	73,035
Malls | Firewheel Town Center, Garland (Dallas), TX
Initial Cost
Land	8,485
Buildings and Improvements	82,716
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	28,814
Gross Amounts At Which Carried At Close of Period
Land	8,485
Buildings and Improvements	111,530
Total	120,015
Accumulated Depreciation	34,470
Malls | Forest Mall, Fond Du Lac, WI
Initial Cost
Land	721
Buildings and Improvements	4,491
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,864
Gross Amounts At Which Carried At Close of Period
Land	721
Buildings and Improvements	13,355
Total	14,076
Accumulated Depreciation	8,885
Malls | Forum Shops at Caesars, The, Las Vegas, NV
Initial Cost
Buildings and Improvements	276,567
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	219,010
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	495,577
Total	495,577
Accumulated Depreciation	174,529
Malls | Great Lakes Mall, Mentor (Cleveland), OH
Initial Cost
Land	12,302
Buildings and Improvements	100,362
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	22,491
Gross Amounts At Which Carried At Close of Period
Land	12,302
Buildings and Improvements	122,853
Total	135,155
Accumulated Depreciation	54,179
Malls | Greenwood Park Mall, Greenwood (Indianapolis), IN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	77,549
Initial Cost
Land	2,423
Buildings and Improvements	23,445
Costs Capitalized Subsequent to Acquisition
Land	5,253
Buildings and Improvements	115,808
Gross Amounts At Which Carried At Close of Period
Land	7,676
Buildings and Improvements	139,253
Total	146,929
Accumulated Depreciation	59,907
Malls | Gulf View Square, Port Richey (Tampa), FL
Initial Cost
Land	13,690
Buildings and Improvements	39,991
Costs Capitalized Subsequent to Acquisition
Land	1,688
Buildings and Improvements	17,882
Gross Amounts At Which Carried At Close of Period
Land	15,378
Buildings and Improvements	57,873
Total	73,251
Accumulated Depreciation	28,468
Malls | Haywood Mall, Greenville, SC
Initial Cost
Land	11,585
Buildings and Improvements	133,893
Costs Capitalized Subsequent to Acquisition
Land	6
Buildings and Improvements	21,633
Gross Amounts At Which Carried At Close of Period
Land	11,591
Buildings and Improvements	155,526
Total	167,117
Accumulated Depreciation	78,018
Malls | Independence Center, Independence (Kansas City), MO
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	200,000
Initial Cost
Land	5,042
Buildings and Improvements	45,798
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	34,528
Gross Amounts At Which Carried At Close of Period
Land	5,042
Buildings and Improvements	80,326
Total	85,368
Accumulated Depreciation	38,595
Malls | Ingram Park Mall, San Antonio, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	142,009
Initial Cost
Land	733
Buildings and Improvements	17,163
Costs Capitalized Subsequent to Acquisition
Land	73
Buildings and Improvements	22,993
Gross Amounts At Which Carried At Close of Period
Land	806
Buildings and Improvements	40,156
Total	40,962
Accumulated Depreciation	25,147
Malls | Irving Mall, Irving (Dallas), TX
Initial Cost
Land	6,737
Buildings and Improvements	17,479
Costs Capitalized Subsequent to Acquisition
Land	2,533
Buildings and Improvements	39,951
Gross Amounts At Which Carried At Close of Period
Land	9,270
Buildings and Improvements	57,430
Total	66,700
Accumulated Depreciation	35,859
Malls | Jefferson Valley Mall, Yorktown Heights (New York), NY
Initial Cost
Land	4,868
Buildings and Improvements	30,304
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	26,948
Gross Amounts At Which Carried At Close of Period
Land	4,868
Buildings and Improvements	57,252
Total	62,120
Accumulated Depreciation	34,350
Malls | King of Prussia - The Court & The Plaza, King of Prussia (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	137,022
Initial Cost
Land	175,063
Buildings and Improvements	1,128,200
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	38,109
Gross Amounts At Which Carried At Close of Period
Land	175,063
Buildings and Improvements	1,166,309
Total	1,341,372
Accumulated Depreciation	57,957
Malls | Knoxville Center, Knoxville, TN
Initial Cost
Land	5,006
Buildings and Improvements	21,617
Costs Capitalized Subsequent to Acquisition
Land	3,712
Buildings and Improvements	32,740
Gross Amounts At Which Carried At Close of Period
Land	8,718
Buildings and Improvements	54,357
Total	63,075
Accumulated Depreciation	33,102
Malls | La Plaza Mall, McAllen, TX
Initial Cost
Land	1,375
Buildings and Improvements	9,828
Costs Capitalized Subsequent to Acquisition
Land	6,569
Buildings and Improvements	49,809
Gross Amounts At Which Carried At Close of Period
Land	7,944
Buildings and Improvements	59,637
Total	67,581
Accumulated Depreciation	27,555
Malls | Laguna Hills Mall, Laguna Hills (Los Angeles), CA
Initial Cost
Land	27,928
Buildings and Improvements	55,446
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,865
Gross Amounts At Which Carried At Close of Period
Land	27,928
Buildings and Improvements	70,311
Total	98,239
Accumulated Depreciation	30,324
Malls | Lakeline Mall, Cedar Park (Austin), TX
Initial Cost
Land	10,088
Buildings and Improvements	81,568
Costs Capitalized Subsequent to Acquisition
Land	14
Buildings and Improvements	16,465
Gross Amounts At Which Carried At Close of Period
Land	10,102
Buildings and Improvements	98,033
Total	108,135
Accumulated Depreciation	45,620
Malls | Lenox Square, Atlanta, GA
Initial Cost
Land	38,058
Buildings and Improvements	492,411
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	70,361
Gross Amounts At Which Carried At Close of Period
Land	38,058
Buildings and Improvements	562,772
Total	600,830
Accumulated Depreciation	223,056
Malls | Lima Mall, Lima, OH
Initial Cost
Land	7,659
Buildings and Improvements	35,338
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,126
Gross Amounts At Which Carried At Close of Period
Land	7,659
Buildings and Improvements	48,464
Total	56,123
Accumulated Depreciation	24,387
Malls | Lincolnwood Town Center, Lincolnwood (Chicago), IL
Initial Cost
Land	7,834
Buildings and Improvements	63,480
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,609
Gross Amounts At Which Carried At Close of Period
Land	7,834
Buildings and Improvements	71,089
Total	78,923
Accumulated Depreciation	42,987
Malls | Lindale Mall, Cedar Rapids, IA
Initial Cost
Land	14,106
Buildings and Improvements	58,286
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,213
Gross Amounts At Which Carried At Close of Period
Land	14,106
Buildings and Improvements	59,499
Total	73,605
Accumulated Depreciation	3,091
Malls | Livingston Mall, Livingston (New York), NJ
Initial Cost
Land	22,214
Buildings and Improvements	105,250
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	43,362
Gross Amounts At Which Carried At Close of Period
Land	22,214
Buildings and Improvements	148,612
Total	170,826
Accumulated Depreciation	55,154
Malls | Longview Mall, Longview, TX
Initial Cost
Land	259
Buildings and Improvements	3,567
Costs Capitalized Subsequent to Acquisition
Land	124
Buildings and Improvements	8,762
Gross Amounts At Which Carried At Close of Period
Land	383
Buildings and Improvements	12,329
Total	12,712
Accumulated Depreciation	7,001
Malls | Mall at Chestnut Hill, The, Chestnut Hill (Boston), MA
Initial Cost
Land	449
Buildings and Improvements	25,102
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,774
Gross Amounts At Which Carried At Close of Period
Land	449
Buildings and Improvements	30,876
Total	31,325
Accumulated Depreciation	4,400
Malls | Mall of Georgia, Buford (Atlanta), GA
Initial Cost
Land	47,492
Buildings and Improvements	326,633
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,563
Gross Amounts At Which Carried At Close of Period
Land	47,492
Buildings and Improvements	333,196
Total	380,688
Accumulated Depreciation	114,566
Malls | Maplewood Mall, St. Paul (Minneapolis), MN
Initial Cost
Land	17,119
Buildings and Improvements	80,758
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	23,994
Gross Amounts At Which Carried At Close of Period
Land	17,119
Buildings and Improvements	104,752
Total	121,871
Accumulated Depreciation	34,363
Malls | Markland Mall, Kokomo, IN
Initial Cost
Buildings and Improvements	7,568
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,355
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	23,923
Total	23,923
Accumulated Depreciation	12,193
Malls | McCain Mall, N. Little Rock, AR
Initial Cost
Buildings and Improvements	9,515
Costs Capitalized Subsequent to Acquisition
Land	10,530
Buildings and Improvements	24,179
Gross Amounts At Which Carried At Close of Period
Land	10,530
Buildings and Improvements	33,694
Total	44,224
Accumulated Depreciation	7,931
Malls | Melbourne Square, Melbourne, FL
Initial Cost
Land	15,762
Buildings and Improvements	55,891
Costs Capitalized Subsequent to Acquisition
Land	4,160
Buildings and Improvements	28,565
Gross Amounts At Which Carried At Close of Period
Land	19,922
Buildings and Improvements	84,456
Total	104,378
Accumulated Depreciation	36,439
Malls | Menlo Park Mall, Edison (New York), NJ
Initial Cost
Land	65,684
Buildings and Improvements	223,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	42,010
Gross Amounts At Which Carried At Close of Period
Land	65,684
Buildings and Improvements	265,262
Total	330,946
Accumulated Depreciation	118,948
Malls | Mesa Mall, Grand Junction, CO
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	87,250
Initial Cost
Land	12,784
Buildings and Improvements	80,639
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	479
Gross Amounts At Which Carried At Close of Period
Land	12,784
Buildings and Improvements	81,118
Total	93,902
Accumulated Depreciation	4,330
Malls | Midland Park Mall, Midland, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	84,664
Initial Cost
Land	687
Buildings and Improvements	9,213
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	23,098
Gross Amounts At Which Carried At Close of Period
Land	687
Buildings and Improvements	32,311
Total	32,998
Accumulated Depreciation	17,344
Malls | Miller Hill Mall, Duluth, MN
Initial Cost
Land	2,965
Buildings and Improvements	18,092
Costs Capitalized Subsequent to Acquisition
Land	1,811
Buildings and Improvements	30,560
Gross Amounts At Which Carried At Close of Period
Land	4,776
Buildings and Improvements	48,652
Total	53,428
Accumulated Depreciation	34,316
Malls | Montgomery Mall, North Wales (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	82,303
Initial Cost
Land	27,105
Buildings and Improvements	86,915
Costs Capitalized Subsequent to Acquisition
Land	2,279
Buildings and Improvements	38,443
Gross Amounts At Which Carried At Close of Period
Land	29,384
Buildings and Improvements	125,358
Total	154,742
Accumulated Depreciation	40,300
Malls | Muncie Mall, Muncie, IN
Initial Cost
Land	172
Buildings and Improvements	5,776
Costs Capitalized Subsequent to Acquisition
Land	52
Buildings and Improvements	27,587
Gross Amounts At Which Carried At Close of Period
Land	224
Buildings and Improvements	33,363
Total	33,587
Accumulated Depreciation	19,415
Malls | North East Mall, Hurst (Dallas), TX
Initial Cost
Land	128
Buildings and Improvements	12,966
Costs Capitalized Subsequent to Acquisition
Land	19,010
Buildings and Improvements	150,838
Gross Amounts At Which Carried At Close of Period
Land	19,138
Buildings and Improvements	163,804
Total	182,942
Accumulated Depreciation	81,628
Malls | Northfield Square, Bourbonnais, IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,894
Initial Cost
Land	362
Buildings and Improvements	53,396
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,362
Gross Amounts At Which Carried At Close of Period
Land	362
Buildings and Improvements	56,758
Total	57,120
Accumulated Depreciation	37,771
Malls | Northgate Mall, Seattle, WA
Initial Cost
Land	24,369
Buildings and Improvements	115,992
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	96,300
Gross Amounts At Which Carried At Close of Period
Land	24,369
Buildings and Improvements	212,292
Total	236,661
Accumulated Depreciation	82,221
Malls | Northlake Mall, Atlanta, GA
Initial Cost
Land	33,400
Buildings and Improvements	98,035
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,694
Gross Amounts At Which Carried At Close of Period
Land	33,400
Buildings and Improvements	101,729
Total	135,129
Accumulated Depreciation	67,719
Malls | Northwoods Mall, Peoria, IL
Initial Cost
Land	1,185
Buildings and Improvements	12,779
Costs Capitalized Subsequent to Acquisition
Land	2,164
Buildings and Improvements	38,570
Gross Amounts At Which Carried At Close of Period
Land	3,349
Buildings and Improvements	51,349
Total	54,698
Accumulated Depreciation	31,587
Malls | Oak Court Mall, Memphis, TN
Initial Cost
Land	15,673
Buildings and Improvements	57,304
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,622
Gross Amounts At Which Carried At Close of Period
Land	15,673
Buildings and Improvements	66,926
Total	82,599
Accumulated Depreciation	33,577
Malls | Ocean County Mall, Toms River (New York), NJ
Initial Cost
Land	20,404
Buildings and Improvements	124,945
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	29,219
Gross Amounts At Which Carried At Close of Period
Land	20,404
Buildings and Improvements	154,164
Total	174,568
Accumulated Depreciation	62,088
Malls | Orange Park Mall, Orange Park (Jacksonville), FL
Initial Cost
Land	12,998
Buildings and Improvements	65,121
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	41,605
Gross Amounts At Which Carried At Close of Period
Land	12,998
Buildings and Improvements	106,726
Total	119,724
Accumulated Depreciation	51,597
Malls | Orland Square, Orland Park (Chicago), IL
Initial Cost
Land	35,514
Buildings and Improvements	129,906
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	42,165
Gross Amounts At Which Carried At Close of Period
Land	35,514
Buildings and Improvements	172,071
Total	207,585
Accumulated Depreciation	71,335
Malls | Oxford Valley Mall, Langhorne (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	68,870
Initial Cost
Land	24,544
Buildings and Improvements	100,287
Costs Capitalized Subsequent to Acquisition
Land	2,279
Buildings and Improvements	10,622
Gross Amounts At Which Carried At Close of Period
Land	26,823
Buildings and Improvements	110,909
Total	137,732
Accumulated Depreciation	62,695
Malls | Paddock Mall, Ocala, FL
Initial Cost
Land	11,198
Buildings and Improvements	39,727
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	21,179
Gross Amounts At Which Carried At Close of Period
Land	11,198
Buildings and Improvements	60,906
Total	72,104
Accumulated Depreciation	24,616
Malls | Penn Square Mall, Oklahoma City, OK
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	96,422
Initial Cost
Land	2,043
Buildings and Improvements	155,958
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	36,779
Gross Amounts At Which Carried At Close of Period
Land	2,043
Buildings and Improvements	192,737
Total	194,780
Accumulated Depreciation	82,924
Malls | Pheasant Lane Mall, Nashua, NH
Initial Cost
Land	3,902
Buildings and Improvements	155,068
Costs Capitalized Subsequent to Acquisition
Land	550
Buildings and Improvements	43,692
Gross Amounts At Which Carried At Close of Period
Land	4,452
Buildings and Improvements	198,760
Total	203,212
Accumulated Depreciation	68,554
Malls | Phipps Plaza, Atlanta, GA
Initial Cost
Land	16,725
Buildings and Improvements	210,610
Costs Capitalized Subsequent to Acquisition
Land	2,225
Buildings and Improvements	37,651
Gross Amounts At Which Carried At Close of Period
Land	18,950
Buildings and Improvements	248,261
Total	267,211
Accumulated Depreciation	99,917
Malls | Plaza Carolina, Carolina (San Juan), PR
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	180,271
Initial Cost
Land	15,493
Buildings and Improvements	279,560
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	47,922
Gross Amounts At Which Carried At Close of Period
Land	15,493
Buildings and Improvements	327,482
Total	342,975
Accumulated Depreciation	87,560
Malls | Port Charlotte Town Center, Port Charlotte, FL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	47,074
Initial Cost
Land	5,471
Buildings and Improvements	58,570
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,535
Gross Amounts At Which Carried At Close of Period
Land	5,471
Buildings and Improvements	74,105
Total	79,576
Accumulated Depreciation	37,559
Malls | Prien Lake Mall, Lake Charles, LA
Initial Cost
Land	1,842
Buildings and Improvements	2,813
Costs Capitalized Subsequent to Acquisition
Land	3,053
Buildings and Improvements	40,794
Gross Amounts At Which Carried At Close of Period
Land	4,895
Buildings and Improvements	43,607
Total	48,502
Accumulated Depreciation	23,019
Malls | Richmond Town Square, Richmond Heights (Cleveland), OH
Initial Cost
Land	2,600
Buildings and Improvements	12,112
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	55,979
Gross Amounts At Which Carried At Close of Period
Land	2,600
Buildings and Improvements	68,091
Total	70,691
Accumulated Depreciation	49,129
Malls | River Oaks Center, Calumet City (Chicago), IL
Initial Cost
Land	30,560
Buildings and Improvements	101,224
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,187
Gross Amounts At Which Carried At Close of Period
Land	30,560
Buildings and Improvements	113,411
Total	143,971
Accumulated Depreciation	52,256
Malls | Rockaway Townsquare, Rockaway (New York), NJ
Initial Cost
Land	41,918
Buildings and Improvements	212,257
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	39,672
Gross Amounts At Which Carried At Close of Period
Land	41,918
Buildings and Improvements	251,929
Total	293,847
Accumulated Depreciation	97,163
Malls | Rolling Oaks Mall, San Antonio, TX
Initial Cost
Land	1,929
Buildings and Improvements	38,609
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,768
Gross Amounts At Which Carried At Close of Period
Land	1,929
Buildings and Improvements	52,377
Total	54,306
Accumulated Depreciation	30,420
Malls | Roosevelt Field, Garden City (New York), NY
Initial Cost
Land	163,160
Buildings and Improvements	702,008
Costs Capitalized Subsequent to Acquisition
Land	48
Buildings and Improvements	48,594
Gross Amounts At Which Carried At Close of Period
Land	163,208
Buildings and Improvements	750,602
Total	913,810
Accumulated Depreciation	300,608
Malls | Ross Park Mall, Pittsburgh, PA
Initial Cost
Land	23,541
Buildings and Improvements	90,203
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	85,760
Gross Amounts At Which Carried At Close of Period
Land	23,541
Buildings and Improvements	175,963
Total	199,504
Accumulated Depreciation	80,243
Malls | Rushmore Mall, Rapid City, SD
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	94,000
Initial Cost
Land	18,839
Buildings and Improvements	67,364
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	662
Gross Amounts At Which Carried At Close of Period
Land	18,839
Buildings and Improvements	68,026
Total	86,865
Accumulated Depreciation	4,410
Malls | Santa Rosa Plaza, Santa Rosa, CA
Initial Cost
Land	10,400
Buildings and Improvements	87,864
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	24,670
Gross Amounts At Which Carried At Close of Period
Land	10,400
Buildings and Improvements	112,534
Total	122,934
Accumulated Depreciation	42,272
Malls | Shops at Riverside, The, Hackensack (New York), NJ
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	130,000
Initial Cost
Land	13,521
Buildings and Improvements	238,746
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,629
Gross Amounts At Which Carried At Close of Period
Land	13,521
Buildings and Improvements	241,375
Total	254,896
Accumulated Depreciation	7,283
Malls | South Hills Village, Pittsburgh, PA
Initial Cost
Land	23,445
Buildings and Improvements	125,840
Costs Capitalized Subsequent to Acquisition
Land	1,472
Buildings and Improvements	43,463
Gross Amounts At Which Carried At Close of Period
Land	24,917
Buildings and Improvements	169,303
Total	194,220
Accumulated Depreciation	63,938
Malls | South Shore Plaza, Braintree (Boston), MA
Initial Cost
Land	101,200
Buildings and Improvements	301,495
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	156,347
Gross Amounts At Which Carried At Close of Period
Land	101,200
Buildings and Improvements	457,842
Total	559,042
Accumulated Depreciation	148,427
Malls | Southdale Center, Edina (Minneapolis), MN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	152,834
Initial Cost
Land	43,154
Buildings and Improvements	184,967
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	28,426
Gross Amounts At Which Carried At Close of Period
Land	43,154
Buildings and Improvements	213,393
Total	256,547
Accumulated Depreciation	5,976
Malls | Southern Hills Mall, Sioux City, IA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	101,500
Initial Cost
Land	15,025
Buildings and Improvements	75,984
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	483
Gross Amounts At Which Carried At Close of Period
Land	15,025
Buildings and Improvements	76,467
Total	91,492
Accumulated Depreciation	4,204
Malls | Southern Park Mall, Youngstown, OH
Initial Cost
Land	16,982
Buildings and Improvements	77,767
Costs Capitalized Subsequent to Acquisition
Land	97
Buildings and Improvements	26,514
Gross Amounts At Which Carried At Close of Period
Land	17,079
Buildings and Improvements	104,281
Total	121,360
Accumulated Depreciation	49,986
Malls | SouthPark, Charlotte, NC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	191,933
Initial Cost
Land	42,092
Buildings and Improvements	188,055
Costs Capitalized Subsequent to Acquisition
Land	100
Buildings and Improvements	169,654
Gross Amounts At Which Carried At Close of Period
Land	42,192
Buildings and Improvements	357,709
Total	399,901
Accumulated Depreciation	131,496
Malls | Southridge Mall, Greendale (Milwaukee), WI
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	124,000
Initial Cost
Land	12,284
Buildings and Improvements	129,411
Costs Capitalized Subsequent to Acquisition
Land	2,389
Buildings and Improvements	14,879
Gross Amounts At Which Carried At Close of Period
Land	14,673
Buildings and Improvements	144,290
Total	158,963
Accumulated Depreciation	5,067
Malls | St. Charles Towne Center, Waldorf (Washington, D.C.), MD
Initial Cost
Land	7,710
Buildings and Improvements	52,934
Costs Capitalized Subsequent to Acquisition
Land	1,180
Buildings and Improvements	30,482
Gross Amounts At Which Carried At Close of Period
Land	8,890
Buildings and Improvements	83,416
Total	92,306
Accumulated Depreciation	44,345
Malls | Stanford Shopping Center, Palo Alto (San Francisco), CA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	240,000
Initial Cost
Buildings and Improvements	339,537
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,593
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	354,130
Total	354,130
Accumulated Depreciation	100,075
Malls | Summit Mall, Akron, OH
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	65,000
Initial Cost
Land	15,374
Buildings and Improvements	51,137
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	45,290
Gross Amounts At Which Carried At Close of Period
Land	15,374
Buildings and Improvements	96,427
Total	111,801
Accumulated Depreciation	40,458
Malls | Sunland Park Mall, El Paso, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	29,626
Initial Cost
Land	2,896
Buildings and Improvements	28,900
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,462
Gross Amounts At Which Carried At Close of Period
Land	2,896
Buildings and Improvements	38,362
Total	41,258
Accumulated Depreciation	24,744
Malls | Tacoma Mall, Tacoma (Seattle), WA
Initial Cost
Land	37,803
Buildings and Improvements	125,826
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	83,980
Gross Amounts At Which Carried At Close of Period
Land	37,803
Buildings and Improvements	209,806
Total	247,609
Accumulated Depreciation	84,581
Malls | Tippecanoe Mall, Lafayette, IN
Initial Cost
Land	2,897
Buildings and Improvements	8,439
Costs Capitalized Subsequent to Acquisition
Land	5,517
Buildings and Improvements	46,612
Gross Amounts At Which Carried At Close of Period
Land	8,414
Buildings and Improvements	55,051
Total	63,465
Accumulated Depreciation	36,266
Malls | Town Center at Aurora, Aurora (Denver), CO
Initial Cost
Land	9,959
Buildings and Improvements	56,832
Costs Capitalized Subsequent to Acquisition
Land	6
Buildings and Improvements	57,375
Gross Amounts At Which Carried At Close of Period
Land	9,965
Buildings and Improvements	114,207
Total	124,172
Accumulated Depreciation	54,298
Malls | Town Center at Boca Raton, Boca Raton (Miami), FL
Initial Cost
Land	64,200
Buildings and Improvements	307,317
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	163,508
Gross Amounts At Which Carried At Close of Period
Land	64,200
Buildings and Improvements	470,825
Total	535,025
Accumulated Depreciation	183,348
Malls | Town Center at Cobb, Kennesaw (Atlanta), GA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	200,000
Initial Cost
Land	32,355
Buildings and Improvements	158,225
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	17,561
Gross Amounts At Which Carried At Close of Period
Land	32,355
Buildings and Improvements	175,786
Total	208,141
Accumulated Depreciation	72,445
Malls | Towne East Square, Wichita, KS
Initial Cost
Land	8,525
Buildings and Improvements	18,479
Costs Capitalized Subsequent to Acquisition
Land	4,108
Buildings and Improvements	43,045
Gross Amounts At Which Carried At Close of Period
Land	12,633
Buildings and Improvements	61,524
Total	74,157
Accumulated Depreciation	36,939
Malls | Towne West Square, Wichita, KS
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	49,998
Initial Cost
Land	972
Buildings and Improvements	21,203
Costs Capitalized Subsequent to Acquisition
Land	61
Buildings and Improvements	13,061
Gross Amounts At Which Carried At Close of Period
Land	1,033
Buildings and Improvements	34,264
Total	35,297
Accumulated Depreciation	22,329
Malls | Treasure Coast Square, Jensen Beach, FL
Initial Cost
Land	11,124
Buildings and Improvements	72,990
Costs Capitalized Subsequent to Acquisition
Land	3,067
Buildings and Improvements	37,072
Gross Amounts At Which Carried At Close of Period
Land	14,191
Buildings and Improvements	110,062
Total	124,253
Accumulated Depreciation	51,005
Malls | Tyrone Square, St. Petersburg (Tampa), FL
Initial Cost
Land	15,638
Buildings and Improvements	120,962
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	32,185
Gross Amounts At Which Carried At Close of Period
Land	15,638
Buildings and Improvements	153,147
Total	168,785
Accumulated Depreciation	70,132
Malls | University Park Mall, Mishawaka, IN
Initial Cost
Land	16,768
Buildings and Improvements	112,158
Costs Capitalized Subsequent to Acquisition
Land	7,000
Buildings and Improvements	53,686
Gross Amounts At Which Carried At Close of Period
Land	23,768
Buildings and Improvements	165,844
Total	189,612
Accumulated Depreciation	118,204
Malls | Upper Valley Mall, Springfield, OH
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	44,060
Initial Cost
Land	8,421
Buildings and Improvements	38,745
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,746
Gross Amounts At Which Carried At Close of Period
Land	8,421
Buildings and Improvements	49,491
Total	57,912
Accumulated Depreciation	23,549
Malls | Valle Vista Mall, Harlingen, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	40,000
Initial Cost
Land	1,398
Buildings and Improvements	17,159
Costs Capitalized Subsequent to Acquisition
Land	329
Buildings and Improvements	20,701
Gross Amounts At Which Carried At Close of Period
Land	1,727
Buildings and Improvements	37,860
Total	39,587
Accumulated Depreciation	22,531
Malls | Virginia Center Commons, Glen Allen, VA
Initial Cost
Land	9,764
Buildings and Improvements	50,547
Costs Capitalized Subsequent to Acquisition
Land	4,149
Buildings and Improvements	14,528
Gross Amounts At Which Carried At Close of Period
Land	13,913
Buildings and Improvements	65,075
Total	78,988
Accumulated Depreciation	27,445
Malls | Walt Whitman Shops, Huntington Station (New York), NY
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	118,262
Initial Cost
Land	51,700
Buildings and Improvements	111,258
Costs Capitalized Subsequent to Acquisition
Land	3,789
Buildings and Improvements	74,283
Gross Amounts At Which Carried At Close of Period
Land	55,489
Buildings and Improvements	185,541
Total	241,030
Accumulated Depreciation	74,742
Malls | Washington Square, Indianapolis, IN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,749
Initial Cost
Land	6,319
Buildings and Improvements	36,495
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,673
Gross Amounts At Which Carried At Close of Period
Land	6,319
Buildings and Improvements	48,168
Total	54,487
Accumulated Depreciation	45,266
Malls | West Ridge Mall, Topeka, KS
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	65,778
Initial Cost
Land	5,453
Buildings and Improvements	34,132
Costs Capitalized Subsequent to Acquisition
Land	1,168
Buildings and Improvements	23,810
Gross Amounts At Which Carried At Close of Period
Land	6,621
Buildings and Improvements	57,942
Total	64,563
Accumulated Depreciation	31,382
Malls | Westminster Mall, Westminster (Los Angeles), CA
Initial Cost
Land	43,464
Buildings and Improvements	84,709
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	34,387
Gross Amounts At Which Carried At Close of Period
Land	43,464
Buildings and Improvements	119,096
Total	162,560
Accumulated Depreciation	47,449
Malls | White Oaks Mall, Springfield, IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,000
Initial Cost
Land	3,024
Buildings and Improvements	35,692
Costs Capitalized Subsequent to Acquisition
Land	2,102
Buildings and Improvements	54,921
Gross Amounts At Which Carried At Close of Period
Land	5,126
Buildings and Improvements	90,613
Total	95,739
Accumulated Depreciation	35,220
Malls | Wolfchase Galleria, Memphis, TN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	225,000
Initial Cost
Land	15,881
Buildings and Improvements	128,276
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,197
Gross Amounts At Which Carried At Close of Period
Land	15,881
Buildings and Improvements	139,473
Total	155,354
Accumulated Depreciation	64,214
Malls | Woodland Hills Mall, Tulsa, OK
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	94,036
Initial Cost
Land	34,211
Buildings and Improvements	187,123
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,645
Gross Amounts At Which Carried At Close of Period
Land	34,211
Buildings and Improvements	202,768
Total	236,979
Accumulated Depreciation	83,941
Premium Outlets | Albertville Premium Outlets, Albertville (Minneapolis), MN
Initial Cost
Land	3,900
Buildings and Improvements	97,059
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,771
Gross Amounts At Which Carried At Close of Period
Land	3,900
Buildings and Improvements	101,830
Total	105,730
Accumulated Depreciation	33,371
Premium Outlets | Allen Premium Outlets, Allen (Dallas), TX
Initial Cost
Land	13,855
Buildings and Improvements	43,687
Costs Capitalized Subsequent to Acquisition
Land	97
Buildings and Improvements	13,640
Gross Amounts At Which Carried At Close of Period
Land	13,952
Buildings and Improvements	57,327
Total	71,279
Accumulated Depreciation	20,626
Premium Outlets | Aurora Farms Premium Outlets, Aurora (Cleveland), OH
Initial Cost
Land	2,370
Buildings and Improvements	24,326
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,801
Gross Amounts At Which Carried At Close of Period
Land	2,370
Buildings and Improvements	28,127
Total	30,497
Accumulated Depreciation	16,611
Premium Outlets | Birch Run Premium Outlets, Birch Run (Detroit), MI
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	105,967
Initial Cost
Land	11,560
Buildings and Improvements	77,856
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,185
Gross Amounts At Which Carried At Close of Period
Land	11,560
Buildings and Improvements	80,041
Total	91,601
Accumulated Depreciation	10,066
Premium Outlets | Calhoun Premium Outlets, Calhoun, GA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	20,368
Initial Cost
Land	1,745
Buildings and Improvements	12,529
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	223
Gross Amounts At Which Carried At Close of Period
Land	1,745
Buildings and Improvements	12,752
Total	14,497
Accumulated Depreciation	3,408
Premium Outlets | Camarillo Premium Outlets, Camarillo (Los Angeles), CA
Initial Cost
Land	16,670
Buildings and Improvements	224,721
Costs Capitalized Subsequent to Acquisition
Land	482
Buildings and Improvements	63,684
Gross Amounts At Which Carried At Close of Period
Land	17,152
Buildings and Improvements	288,405
Total	305,557
Accumulated Depreciation	76,517
Premium Outlets | Carlsbad Premium Outlets, Carlsbad (San Diego), CA
Initial Cost
Land	12,890
Buildings and Improvements	184,990
Costs Capitalized Subsequent to Acquisition
Land	96
Buildings and Improvements	2,768
Gross Amounts At Which Carried At Close of Period
Land	12,986
Buildings and Improvements	187,758
Total	200,744
Accumulated Depreciation	49,589
Premium Outlets | Carolina Premium Outlets, Smithfield (Raleigh), NC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,423
Initial Cost
Land	3,175
Buildings and Improvements	59,863
Costs Capitalized Subsequent to Acquisition
Land	5,311
Buildings and Improvements	3,719
Gross Amounts At Which Carried At Close of Period
Land	8,486
Buildings and Improvements	63,582
Total	72,068
Accumulated Depreciation	24,339
Premium Outlets | Chicago Premium Outlets, Aurora (Chicago), IL
Initial Cost
Land	659
Buildings and Improvements	118,005
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,926
Gross Amounts At Which Carried At Close of Period
Land	659
Buildings and Improvements	121,931
Total	122,590
Accumulated Depreciation	42,486
Premium Outlets | Cincinnati Premium Outlets, Monroe (Cincinnati), OH
Initial Cost
Land	14,117
Buildings and Improvements	71,520
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,318
Gross Amounts At Which Carried At Close of Period
Land	14,117
Buildings and Improvements	75,838
Total	89,955
Accumulated Depreciation	13,306
Premium Outlets | Clinton Crossing Premium Outlets, Clinton, CT
Initial Cost
Land	2,060
Buildings and Improvements	107,556
Costs Capitalized Subsequent to Acquisition
Land	1,532
Buildings and Improvements	2,340
Gross Amounts At Which Carried At Close of Period
Land	3,592
Buildings and Improvements	109,896
Total	113,488
Accumulated Depreciation	34,390
Premium Outlets | Columbia Gorge Premium Outlets, Troutdale (Portland), OR
Initial Cost
Land	7,900
Buildings and Improvements	16,492
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,797
Gross Amounts At Which Carried At Close of Period
Land	7,900
Buildings and Improvements	19,289
Total	27,189
Accumulated Depreciation	8,939
Premium Outlets | Desert Hills Premium Outlets, Cabazon (Palm Springs), CA
Initial Cost
Land	3,440
Buildings and Improvements	338,679
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,236
Gross Amounts At Which Carried At Close of Period
Land	3,440
Buildings and Improvements	347,915
Total	351,355
Accumulated Depreciation	87,907
Premium Outlets | Edinburgh Premium Outlets, Edinburgh (Indianapolis), IN
Initial Cost
Land	2,857
Buildings and Improvements	47,309
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,565
Gross Amounts At Which Carried At Close of Period
Land	2,857
Buildings and Improvements	59,874
Total	62,731
Accumulated Depreciation	21,592
Premium Outlets | Ellenton Premium Outlets, Ellenton (Tampa), FL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	104,311
Initial Cost
Land	15,807
Buildings and Improvements	182,412
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,749
Gross Amounts At Which Carried At Close of Period
Land	15,807
Buildings and Improvements	185,161
Total	200,968
Accumulated Depreciation	25,617
Premium Outlets | Folsom Premium Outlets, Folsom (Sacramento), CA
Initial Cost
Land	9,060
Buildings and Improvements	50,281
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,751
Gross Amounts At Which Carried At Close of Period
Land	9,060
Buildings and Improvements	54,032
Total	63,092
Accumulated Depreciation	21,344
Premium Outlets | Gaffney Premium Outlets, Gaffney (Greenville/Charlotte), SC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	36,964
Initial Cost
Land	4,056
Buildings and Improvements	32,371
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,417
Gross Amounts At Which Carried At Close of Period
Land	4,056
Buildings and Improvements	33,788
Total	37,844
Accumulated Depreciation	5,084
Premium Outlets | Gilroy Premium Outlets, Gilroy (San Jose), CA
Initial Cost
Land	9,630
Buildings and Improvements	194,122
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,743
Gross Amounts At Which Carried At Close of Period
Land	9,630
Buildings and Improvements	200,865
Total	210,495
Accumulated Depreciation	61,503
Premium Outlets | Grand Prairie Premium Outlets, Grand Prairie (Dallas), TX
Initial Cost
Land	9,497
Buildings and Improvements	201,586
Gross Amounts At Which Carried At Close of Period
Land	9,497
Buildings and Improvements	201,586
Total	211,083
Accumulated Depreciation	1,581
Premium Outlets | Grove City Premium Outlets, Grove City (Pittsburgh), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	112,611
Initial Cost
Land	6,421
Buildings and Improvements	121,880
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,049
Gross Amounts At Which Carried At Close of Period
Land	6,421
Buildings and Improvements	122,929
Total	129,350
Accumulated Depreciation	18,480
Premium Outlets | Gulfport Premium Outlets, Gulfport, MS
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,124
Initial Cost
Buildings and Improvements	27,949
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	756
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	28,705
Total	28,705
Accumulated Depreciation	4,716
Premium Outlets | Hagerstown Premium Outlets, Hagerstown (Baltimore/Washington DC), MD
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	89,037
Initial Cost
Land	3,576
Buildings and Improvements	85,883
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	355
Gross Amounts At Which Carried At Close of Period
Land	3,576
Buildings and Improvements	86,238
Total	89,814
Accumulated Depreciation	10,973
Premium Outlets | Houston Premium Outlets, Cypress (Houston), TX
Initial Cost
Land	9,090
Buildings and Improvements	69,350
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	47,261
Gross Amounts At Which Carried At Close of Period
Land	9,090
Buildings and Improvements	116,611
Total	125,701
Accumulated Depreciation	21,868
Premium Outlets | Jackson Premium Outlets, Jackson (New York), NJ
Initial Cost
Land	6,413
Buildings and Improvements	104,013
Costs Capitalized Subsequent to Acquisition
Land	3
Buildings and Improvements	4,554
Gross Amounts At Which Carried At Close of Period
Land	6,416
Buildings and Improvements	108,567
Total	114,983
Accumulated Depreciation	28,934
Premium Outlets | Jersey Shore Premium Outlets, Tinton Falls (New York), NJ
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	69,882
Initial Cost
Land	15,390
Buildings and Improvements	50,979
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	74,770
Gross Amounts At Which Carried At Close of Period
Land	15,390
Buildings and Improvements	125,749
Total	141,139
Accumulated Depreciation	24,880
Premium Outlets | Johnson Creek Premium Outlets, Johnson Creek, WI
Initial Cost
Land	2,800
Buildings and Improvements	39,546
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,785
Gross Amounts At Which Carried At Close of Period
Land	2,800
Buildings and Improvements	45,331
Total	48,131
Accumulated Depreciation	13,963
Premium Outlets | Kittery Premium Outlets, Kittery , ME
Initial Cost
Land	11,832
Buildings and Improvements	94,994
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,525
Gross Amounts At Which Carried At Close of Period
Land	11,832
Buildings and Improvements	101,519
Total	113,351
Accumulated Depreciation	25,052
Premium Outlets | Las Americas Premium Outlets, San Diego, CA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	180,000
Initial Cost
Land	45,168
Buildings and Improvements	251,878
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,673
Gross Amounts At Which Carried At Close of Period
Land	45,168
Buildings and Improvements	257,551
Total	302,719
Accumulated Depreciation	40,325
Premium Outlets | Las Vegas Premium Outlets - North, Las Vegas, NV
Initial Cost
Land	25,435
Buildings and Improvements	134,973
Costs Capitalized Subsequent to Acquisition
Land	16,536
Buildings and Improvements	68,054
Gross Amounts At Which Carried At Close of Period
Land	41,971
Buildings and Improvements	203,027
Total	244,998
Accumulated Depreciation	58,867
Premium Outlets | Las Vegas Premium Outlets - South, Las Vegas, NV
Initial Cost
Land	13,085
Buildings and Improvements	160,777
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	22,512
Gross Amounts At Which Carried At Close of Period
Land	13,085
Buildings and Improvements	183,289
Total	196,374
Accumulated Depreciation	41,640
Premium Outlets | Lebanon Premium Outlets, Lebanon (Nashville), TN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,447
Initial Cost
Land	1,758
Buildings and Improvements	10,189
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	839
Gross Amounts At Which Carried At Close of Period
Land	1,758
Buildings and Improvements	11,028
Total	12,786
Accumulated Depreciation	1,955
Premium Outlets | Lee Premium Outlets, Lee, MA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,844
Initial Cost
Land	9,167
Buildings and Improvements	52,212
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	851
Gross Amounts At Which Carried At Close of Period
Land	9,167
Buildings and Improvements	53,063
Total	62,230
Accumulated Depreciation	8,290
Premium Outlets | Leesburg Corner Premium Outlets, Leesburg (Washington D.C.), VA
Initial Cost
Land	7,190
Buildings and Improvements	162,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,734
Gross Amounts At Which Carried At Close of Period
Land	7,190
Buildings and Improvements	165,757
Total	172,947
Accumulated Depreciation	53,590
Premium Outlets | Liberty Village Premium Outlets, Flemington (New York), NJ
Initial Cost
Land	5,670
Buildings and Improvements	28,904
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,904
Gross Amounts At Which Carried At Close of Period
Land	5,670
Buildings and Improvements	30,808
Total	36,478
Accumulated Depreciation	14,388
Premium Outlets | Lighthouse Place Premium Outlets, Michigan City, IN
Initial Cost
Land	6,630
Buildings and Improvements	94,138
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,570
Gross Amounts At Which Carried At Close of Period
Land	6,630
Buildings and Improvements	101,708
Total	108,338
Accumulated Depreciation	37,036
Premium Outlets | Livermore Premium Outlets, Livermore (San Francisco), CA
Initial Cost
Land	21,925
Buildings and Improvements	310,941
Gross Amounts At Which Carried At Close of Period
Land	21,925
Buildings and Improvements	310,941
Total	332,866
Accumulated Depreciation	1,401
Premium Outlets | Merrimack Premium Outlets, Merrimack, NH
Initial Cost
Land	17,028
Buildings and Improvements	118,428
Gross Amounts At Which Carried At Close of Period
Land	17,028
Buildings and Improvements	118,428
Total	135,456
Accumulated Depreciation	3,125
Premium Outlets | Napa Premium Outlets, Napa, CA
Initial Cost
Land	11,400
Buildings and Improvements	45,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,370
Gross Amounts At Which Carried At Close of Period
Land	11,400
Buildings and Improvements	47,393
Total	58,793
Accumulated Depreciation	16,094
Premium Outlets | North Bend Premium Outlets, North Bend (Seattle), WA
Initial Cost
Land	2,143
Buildings and Improvements	36,197
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,498
Gross Amounts At Which Carried At Close of Period
Land	2,143
Buildings and Improvements	38,695
Total	40,838
Accumulated Depreciation	10,248
Premium Outlets | North Georgia Premium Outlets, Dawsonville (Atlanta), GA
Initial Cost
Land	4,300
Buildings and Improvements	132,325
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,903
Gross Amounts At Which Carried At Close of Period
Land	4,300
Buildings and Improvements	134,228
Total	138,528
Accumulated Depreciation	41,324
Premium Outlets | Orlando Premium Outlets - International Dr, Orlando, FL
Initial Cost
Land	32,727
Buildings and Improvements	472,815
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,944
Gross Amounts At Which Carried At Close of Period
Land	32,727
Buildings and Improvements	474,759
Total	507,486
Accumulated Depreciation	44,992
Premium Outlets | Orlando Premium Outlets - Vineland Ave, Orlando, FL
Initial Cost
Land	14,040
Buildings and Improvements	304,410
Costs Capitalized Subsequent to Acquisition
Land	20,808
Buildings and Improvements	47,276
Gross Amounts At Which Carried At Close of Period
Land	34,848
Buildings and Improvements	351,686
Total	386,534
Accumulated Depreciation	85,753
Premium Outlets | Osage Beach Premium Outlets, Osage Beach, MO
Initial Cost
Land	9,460
Buildings and Improvements	85,804
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,419
Gross Amounts At Which Carried At Close of Period
Land	9,460
Buildings and Improvements	91,223
Total	100,683
Accumulated Depreciation	30,680
Premium Outlets | Petaluma Village Premium Outlets, Petaluma (San Francisco), CA
Initial Cost
Land	13,322
Buildings and Improvements	13,710
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	235
Gross Amounts At Which Carried At Close of Period
Land	13,322
Buildings and Improvements	13,945
Total	27,267
Accumulated Depreciation	8,466
Premium Outlets | Philadelphia Premium Outlets, Limerick (Philadelphia), PA
Initial Cost
Land	16,676
Buildings and Improvements	105,249
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,621
Gross Amounts At Which Carried At Close of Period
Land	16,676
Buildings and Improvements	120,870
Total	137,546
Accumulated Depreciation	31,542
Premium Outlets | Pismo Beach Premium Outlets, Pismo Beach, CA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	33,850
Initial Cost
Land	4,317
Buildings and Improvements	19,044
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	962
Gross Amounts At Which Carried At Close of Period
Land	4,317
Buildings and Improvements	20,006
Total	24,323
Accumulated Depreciation	3,817
Premium Outlets | Pleasant Prairie Premium Outlets, Pleasant Prairie (Chicago, IL - Milwaukee), WI
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	96,364
Initial Cost
Land	16,823
Buildings and Improvements	126,686
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,477
Gross Amounts At Which Carried At Close of Period
Land	16,823
Buildings and Improvements	129,163
Total	145,986
Accumulated Depreciation	14,405
Premium Outlets | Puerto Rico Premium Outlets, Barceloneta, PR
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	72,152
Initial Cost
Land	20,586
Buildings and Improvements	114,021
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,577
Gross Amounts At Which Carried At Close of Period
Land	20,586
Buildings and Improvements	115,598
Total	136,184
Accumulated Depreciation	13,429
Premium Outlets | Queenstown Premium Outlets, Queenstown (Baltimore), MD
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	66,150
Initial Cost
Land	8,129
Buildings and Improvements	61,950
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,732
Gross Amounts At Which Carried At Close of Period
Land	8,129
Buildings and Improvements	63,682
Total	71,811
Accumulated Depreciation	7,454
Premium Outlets | Rio Grande Valley Premium Outlets, Mercedes (McAllen), TX
Initial Cost
Land	12,229
Buildings and Improvements	41,547
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	33,555
Gross Amounts At Which Carried At Close of Period
Land	12,229
Buildings and Improvements	75,102
Total	87,331
Accumulated Depreciation	23,300
Premium Outlets | Round Rock Premium Outlets, Round Rock (Austin), TX
Initial Cost
Land	14,706
Buildings and Improvements	82,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	748
Gross Amounts At Which Carried At Close of Period
Land	14,706
Buildings and Improvements	83,000
Total	97,706
Accumulated Depreciation	28,133
Premium Outlets | San Marcos Premium Outlets, San Marcos (Austin - San Antonio), TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	142,834
Initial Cost
Land	13,180
Buildings and Improvements	287,179
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,513
Gross Amounts At Which Carried At Close of Period
Land	13,180
Buildings and Improvements	288,692
Total	301,872
Accumulated Depreciation	27,599
Premium Outlets | Seattle Premium Outlets, Tulalip (Seattle), WA
Initial Cost
Buildings and Improvements	103,722
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	33,750
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	137,472
Total	137,472
Accumulated Depreciation	36,061
Premium Outlets | St. Augustine Premium Outlets, St. Augustine (Jacksonville), FL
Initial Cost
Land	6,090
Buildings and Improvements	57,670
Costs Capitalized Subsequent to Acquisition
Land	2
Buildings and Improvements	8,070
Gross Amounts At Which Carried At Close of Period
Land	6,092
Buildings and Improvements	65,740
Total	71,832
Accumulated Depreciation	23,677
Premium Outlets | The Crossings Premium Outlets, Tannersville , PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	115,000
Initial Cost
Land	7,720
Buildings and Improvements	172,931
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,764
Gross Amounts At Which Carried At Close of Period
Land	7,720
Buildings and Improvements	183,695
Total	191,415
Accumulated Depreciation	49,419
Premium Outlets | Vacaville Premium Outlets, Vacaville , CA
Initial Cost
Land	9,420
Buildings and Improvements	84,850
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,299
Gross Amounts At Which Carried At Close of Period
Land	9,420
Buildings and Improvements	94,149
Total	103,569
Accumulated Depreciation	34,681
Premium Outlets | Waikele Premium Outlets, Waipahu (Honolulu), HI
Initial Cost
Land	22,630
Buildings and Improvements	77,316
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,977
Gross Amounts At Which Carried At Close of Period
Land	22,630
Buildings and Improvements	81,293
Total	103,923
Accumulated Depreciation	27,338
Premium Outlets | Waterloo Premium Outlets, Waterloo , NY
Initial Cost
Land	3,230
Buildings and Improvements	75,277
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,954
Gross Amounts At Which Carried At Close of Period
Land	3,230
Buildings and Improvements	82,231
Total	85,461
Accumulated Depreciation	29,648
Premium Outlets | Williamsburg Premium Outlets, Williamsburg, VA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	102,862
Initial Cost
Land	10,323
Buildings and Improvements	223,789
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	995
Gross Amounts At Which Carried At Close of Period
Land	10,323
Buildings and Improvements	224,784
Total	235,107
Accumulated Depreciation	21,926
Premium Outlets | Woodbury Common Premium Outlets, Central Valley (New York), NY
Initial Cost
Land	11,110
Buildings and Improvements	862,559
Costs Capitalized Subsequent to Acquisition
Land	1,658
Buildings and Improvements	15,264
Gross Amounts At Which Carried At Close of Period
Land	12,768
Buildings and Improvements	877,823
Total	890,591
Accumulated Depreciation	229,166
Premium Outlets | Wrentham Village Premium Outlets, Wrentham (Boston), MA
Initial Cost
Land	4,900
Buildings and Improvements	282,031
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,897
Gross Amounts At Which Carried At Close of Period
Land	4,900
Buildings and Improvements	289,928
Total	294,828
Accumulated Depreciation	82,913
The Mills | Great Mall, Milpitas (San Jose), CA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	270,000
Initial Cost
Land	70,496
Buildings and Improvements	463,101
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,611
Gross Amounts At Which Carried At Close of Period
Land	70,496
Buildings and Improvements	465,712
Total	536,208
Accumulated Depreciation	13,733
The Mills | Gurnee Mills, Gurnee (Chicago), IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	321,000
Initial Cost
Land	41,133
Buildings and Improvements	297,911
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	427
Gross Amounts At Which Carried At Close of Period
Land	41,133
Buildings and Improvements	298,338
Total	339,471
Accumulated Depreciation	9,121
The Mills | Opry Mills, Nashville, TN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	383,925
Initial Cost
Land	51,000
Buildings and Improvements	327,503
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,750
Gross Amounts At Which Carried At Close of Period
Land	51,000
Buildings and Improvements	334,253
Total	385,253
Accumulated Depreciation	9,324
The Mills | Potomac Mills, Woodbridge (Washington, D.C.), VA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	410,000
Initial Cost
Land	61,771
Buildings and Improvements	425,370
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,577
Gross Amounts At Which Carried At Close of Period
Land	61,771
Buildings and Improvements	437,947
Total	499,718
Accumulated Depreciation	13,339
The Mills | Sawgrass Mills, Sunrise (Miami), FL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	820,000
Initial Cost
Land	194,002
Buildings and Improvements	1,638,612
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	18,484
Gross Amounts At Which Carried At Close of Period
Land	194,002
Buildings and Improvements	1,657,096
Total	1,851,098
Accumulated Depreciation	46,697
Community/Lifestyle Centers | ABQ Uptown, Albuquerque, NM
Initial Cost
Land	6,374
Buildings and Improvements	75,333
Costs Capitalized Subsequent to Acquisition
Land	4,054
Buildings and Improvements	2,207
Gross Amounts At Which Carried At Close of Period
Land	10,428
Buildings and Improvements	77,540
Total	87,968
Accumulated Depreciation	4,440
Community/Lifestyle Centers | Arboretum, Austin, TX
Initial Cost
Land	7,640
Buildings and Improvements	36,774
Costs Capitalized Subsequent to Acquisition
Land	71
Buildings and Improvements	12,434
Gross Amounts At Which Carried At Close of Period
Land	7,711
Buildings and Improvements	49,208
Total	56,919
Accumulated Depreciation	19,781
Community/Lifestyle Centers | Bloomingdale Court, Bloomingdale (Chicago), IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,562
Initial Cost
Land	8,422
Buildings and Improvements	26,184
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,718
Gross Amounts At Which Carried At Close of Period
Land	8,422
Buildings and Improvements	38,902
Total	47,324
Accumulated Depreciation	20,772
Community/Lifestyle Centers | Charles Towne Square, Charleston, SC
Initial Cost
Buildings and Improvements	1,768
Costs Capitalized Subsequent to Acquisition
Land	370
Buildings and Improvements	10,636
Gross Amounts At Which Carried At Close of Period
Land	370
Buildings and Improvements	12,404
Total	12,774
Accumulated Depreciation	9,008
Community/Lifestyle Centers | Chesapeake Center, Chesapeake (Virginia Beach), VA
Initial Cost
Land	4,410
Buildings and Improvements	11,241
Gross Amounts At Which Carried At Close of Period
Land	4,410
Buildings and Improvements	11,241
Total	15,651
Accumulated Depreciation	7,126
Community/Lifestyle Centers | Concord Mills Marketplace, Concord (Charlotte), NC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	12,492
Initial Cost
Land	8,261
Buildings and Improvements	21,717
Gross Amounts At Which Carried At Close of Period
Land	8,261
Buildings and Improvements	21,717
Total	29,978
Accumulated Depreciation	703
Community/Lifestyle Centers | Countryside Plaza, Countryside (Chicago), IL
Initial Cost
Land	332
Buildings and Improvements	8,507
Costs Capitalized Subsequent to Acquisition
Land	2,554
Buildings and Improvements	9,898
Gross Amounts At Which Carried At Close of Period
Land	2,886
Buildings and Improvements	18,405
Total	21,291
Accumulated Depreciation	9,558
Community/Lifestyle Centers | Dare Centre, Kill Devil Hills, NC
Initial Cost
Buildings and Improvements	5,702
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	336
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	6,038
Total	6,038
Accumulated Depreciation	1,801
Community/Lifestyle Centers | DeKalb Plaza, King of Prussia (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	2,530
Initial Cost
Land	1,955
Buildings and Improvements	3,405
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,182
Gross Amounts At Which Carried At Close of Period
Land	1,955
Buildings and Improvements	4,587
Total	6,542
Accumulated Depreciation	2,284
Community/Lifestyle Centers | Empire East, Sioux Falls, SD
Initial Cost
Land	3,350
Buildings and Improvements	10,552
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,151
Gross Amounts At Which Carried At Close of Period
Land	3,350
Buildings and Improvements	11,703
Total	15,053
Accumulated Depreciation	451
Community/Lifestyle Centers | Forest Plaza, Rockford, IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	18,074
Initial Cost
Land	4,132
Buildings and Improvements	16,818
Costs Capitalized Subsequent to Acquisition
Land	453
Buildings and Improvements	12,329
Gross Amounts At Which Carried At Close of Period
Land	4,585
Buildings and Improvements	29,147
Total	33,732
Accumulated Depreciation	13,292
Community/Lifestyle Centers | Gateway Centers, Austin, TX
Initial Cost
Land	24,549
Buildings and Improvements	81,437
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,282
Gross Amounts At Which Carried At Close of Period
Land	24,549
Buildings and Improvements	92,719
Total	117,268
Accumulated Depreciation	30,691
Community/Lifestyle Centers | Great Lakes Plaza, Mentor (Cleveland), OH
Initial Cost
Land	1,028
Buildings and Improvements	2,025
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,820
Gross Amounts At Which Carried At Close of Period
Land	1,028
Buildings and Improvements	5,845
Total	6,873
Accumulated Depreciation	2,242
Community/Lifestyle Centers | Greenwood Plus, Greenwood (Indianapolis), IN
Initial Cost
Land	1,129
Buildings and Improvements	1,792
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,568
Gross Amounts At Which Carried At Close of Period
Land	1,129
Buildings and Improvements	6,360
Total	7,489
Accumulated Depreciation	3,488
Community/Lifestyle Centers | Henderson Square, King of Prussia (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	13,632
Initial Cost
Land	4,223
Buildings and Improvements	15,124
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	838
Gross Amounts At Which Carried At Close of Period
Land	4,223
Buildings and Improvements	15,962
Total	20,185
Accumulated Depreciation	4,341
Community/Lifestyle Centers | Highland Lakes Center, Orlando, FL
Initial Cost
Land	7,138
Buildings and Improvements	25,284
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,118
Gross Amounts At Which Carried At Close of Period
Land	7,138
Buildings and Improvements	27,402
Total	34,540
Accumulated Depreciation	20,064
Community/Lifestyle Centers | Keystone Shoppes, Indianapolis, IN
Initial Cost
Buildings and Improvements	4,232
Costs Capitalized Subsequent to Acquisition
Land	2,118
Buildings and Improvements	1,317
Gross Amounts At Which Carried At Close of Period
Land	2,118
Buildings and Improvements	5,549
Total	7,667
Accumulated Depreciation	2,309
Community/Lifestyle Centers | Lake Plaza, Waukegan (Chicago), IL
Initial Cost
Land	2,487
Buildings and Improvements	6,420
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,173
Gross Amounts At Which Carried At Close of Period
Land	2,487
Buildings and Improvements	7,593
Total	10,080
Accumulated Depreciation	4,271
Community/Lifestyle Centers | Lake View Plaza, Orland Park (Chicago), IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,618
Initial Cost
Land	4,702
Buildings and Improvements	17,543
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,211
Gross Amounts At Which Carried At Close of Period
Land	4,702
Buildings and Improvements	30,754
Total	35,456
Accumulated Depreciation	16,390
Community/Lifestyle Centers | Lakeline Plaza, Cedar Park (Austin), TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	16,933
Initial Cost
Land	5,822
Buildings and Improvements	30,875
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,913
Gross Amounts At Which Carried At Close of Period
Land	5,822
Buildings and Improvements	39,788
Total	45,610
Accumulated Depreciation	17,475
Community/Lifestyle Centers | Lima Center, Lima, OH
Initial Cost
Land	1,781
Buildings and Improvements	5,151
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,850
Gross Amounts At Which Carried At Close of Period
Land	1,781
Buildings and Improvements	13,001
Total	14,782
Accumulated Depreciation	6,334
Community/Lifestyle Centers | Lincoln Crossing, O'Fallon (St. Louis), IL
Initial Cost
Land	674
Buildings and Improvements	2,192
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	845
Gross Amounts At Which Carried At Close of Period
Land	674
Buildings and Improvements	3,037
Total	3,711
Accumulated Depreciation	1,558
Community/Lifestyle Centers | Lincoln Plaza, King of Prussia (Philadelphia), PA
Initial Cost
Buildings and Improvements	21,299
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,483
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	24,782
Total	24,782
Accumulated Depreciation	12,071
Community/Lifestyle Centers | MacGregor Village, Cary, NC
Initial Cost
Land	502
Buildings and Improvements	8,897
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	320
Gross Amounts At Which Carried At Close of Period
Land	502
Buildings and Improvements	9,217
Total	9,719
Accumulated Depreciation	2,264
Community/Lifestyle Centers | Mall of Georgia Crossing, Buford (Atlanta), GA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	24,934
Initial Cost
Land	9,506
Buildings and Improvements	32,892
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	960
Gross Amounts At Which Carried At Close of Period
Land	9,506
Buildings and Improvements	33,852
Total	43,358
Accumulated Depreciation	15,014
Community/Lifestyle Centers | Markland Plaza, Kokomo, IN
Initial Cost
Land	206
Buildings and Improvements	738
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,180
Gross Amounts At Which Carried At Close of Period
Land	206
Buildings and Improvements	6,918
Total	7,124
Accumulated Depreciation	3,649
Community/Lifestyle Centers | Martinsville Plaza, Martinsville, VA
Initial Cost
Buildings and Improvements	584
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	461
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	1,045
Total	1,045
Accumulated Depreciation	818
Community/Lifestyle Centers | Matteson Plaza, Matteson (Chicago), IL
Initial Cost
Land	1,771
Buildings and Improvements	9,737
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,577
Gross Amounts At Which Carried At Close of Period
Land	1,771
Buildings and Improvements	13,314
Total	15,085
Accumulated Depreciation	7,640
Community/Lifestyle Centers | Muncie Towne Plaza, Muncie, IN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	7,039
Initial Cost
Land	267
Buildings and Improvements	10,509
Costs Capitalized Subsequent to Acquisition
Land	87
Buildings and Improvements	1,836
Gross Amounts At Which Carried At Close of Period
Land	354
Buildings and Improvements	12,345
Total	12,699
Accumulated Depreciation	5,712
Community/Lifestyle Centers | Naples Outlet Center, Naples, FL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	16,005
Initial Cost
Land	1,514
Buildings and Improvements	519
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14
Gross Amounts At Which Carried At Close of Period
Land	1,514
Buildings and Improvements	533
Total	2,047
Accumulated Depreciation	300
Community/Lifestyle Centers | New Castle Plaza, New Castle, IN
Initial Cost
Land	128
Buildings and Improvements	1,621
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,511
Gross Amounts At Which Carried At Close of Period
Land	128
Buildings and Improvements	3,132
Total	3,260
Accumulated Depreciation	1,749
Community/Lifestyle Centers | North Ridge Plaza, Joliet (Chicago), IL
Initial Cost
Land	2,831
Buildings and Improvements	7,699
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,510
Gross Amounts At Which Carried At Close of Period
Land	2,831
Buildings and Improvements	12,209
Total	15,040
Accumulated Depreciation	6,454
Community/Lifestyle Centers | North Ridge Shopping Center, Raleigh, NC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	12,500
Initial Cost
Land	385
Buildings and Improvements	12,838
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,075
Gross Amounts At Which Carried At Close of Period
Land	385
Buildings and Improvements	13,913
Total	14,298
Accumulated Depreciation	3,388
Community/Lifestyle Centers | Northwood Plaza, Fort Wayne, IN
Initial Cost
Land	148
Buildings and Improvements	1,414
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,990
Gross Amounts At Which Carried At Close of Period
Land	148
Buildings and Improvements	3,404
Total	3,552
Accumulated Depreciation	2,192
Community/Lifestyle Centers | Palms Crossing, McAllen, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	37,747
Initial Cost
Land	13,496
Buildings and Improvements	45,925
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,252
Gross Amounts At Which Carried At Close of Period
Land	13,496
Buildings and Improvements	55,177
Total	68,673
Accumulated Depreciation	13,279
Community/Lifestyle Centers | Regency Plaza, St. Charles (St. Louis), MO
Initial Cost
Land	616
Buildings and Improvements	4,963
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	582
Gross Amounts At Which Carried At Close of Period
Land	616
Buildings and Improvements	5,545
Total	6,161
Accumulated Depreciation	2,987
Community/Lifestyle Centers | Richardson Square, Richardson (Dallas), TX
Initial Cost
Land	6,285
Costs Capitalized Subsequent to Acquisition
Land	990
Buildings and Improvements	15,137
Gross Amounts At Which Carried At Close of Period
Land	7,275
Buildings and Improvements	15,137
Total	22,412
Accumulated Depreciation	2,601
Community/Lifestyle Centers | Rockaway Commons, Rockaway (New York), NJ
Initial Cost
Land	5,149
Buildings and Improvements	26,435
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,289
Gross Amounts At Which Carried At Close of Period
Land	5,149
Buildings and Improvements	34,724
Total	39,873
Accumulated Depreciation	10,859
Community/Lifestyle Centers | Rockaway Town Plaza, Rockaway (New York), NJ
Initial Cost
Buildings and Improvements	18,698
Costs Capitalized Subsequent to Acquisition
Land	2,225
Buildings and Improvements	3,089
Gross Amounts At Which Carried At Close of Period
Land	2,225
Buildings and Improvements	21,787
Total	24,012
Accumulated Depreciation	5,380
Community/Lifestyle Centers | Shops at Arbor Walk, The, Austin, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	42,662
Initial Cost
Land	930
Buildings and Improvements	42,546
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,871
Gross Amounts At Which Carried At Close of Period
Land	930
Buildings and Improvements	47,417
Total	48,347
Accumulated Depreciation	10,709
Community/Lifestyle Centers | Shops at North East Mall, The, Hurst (Dallas), TX
Initial Cost
Land	12,541
Buildings and Improvements	28,177
Costs Capitalized Subsequent to Acquisition
Land	402
Buildings and Improvements	4,770
Gross Amounts At Which Carried At Close of Period
Land	12,943
Buildings and Improvements	32,947
Total	45,890
Accumulated Depreciation	17,475
Community/Lifestyle Centers | St. Charles Towne Plaza, Waldorf (Washington, D.C.), MD
Initial Cost
Land	8,377
Buildings and Improvements	18,993
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,952
Gross Amounts At Which Carried At Close of Period
Land	8,377
Buildings and Improvements	22,945
Total	31,322
Accumulated Depreciation	12,341
Community/Lifestyle Centers | Terrace at the Florida Mall, Orlando, FL
Initial Cost
Land	2,150
Buildings and Improvements	7,623
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,457
Gross Amounts At Which Carried At Close of Period
Land	2,150
Buildings and Improvements	13,080
Total	15,230
Accumulated Depreciation	6,546
Community/Lifestyle Centers | Tippecanoe Plaza, Lafayette, IN
Initial Cost
Buildings and Improvements	745
Costs Capitalized Subsequent to Acquisition
Land	234
Buildings and Improvements	5,231
Gross Amounts At Which Carried At Close of Period
Land	234
Buildings and Improvements	5,976
Total	6,210
Accumulated Depreciation	3,639
Community/Lifestyle Centers | University Center, Mishawaka, IN
Initial Cost
Land	3,071
Buildings and Improvements	7,413
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,954
Gross Amounts At Which Carried At Close of Period
Land	3,071
Buildings and Improvements	9,367
Total	12,438
Accumulated Depreciation	8,398
Community/Lifestyle Centers | Washington Plaza, Indianapolis, IN
Initial Cost
Land	941
Buildings and Improvements	1,697
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,220
Gross Amounts At Which Carried At Close of Period
Land	941
Buildings and Improvements	2,917
Total	3,858
Accumulated Depreciation	2,615
Community/Lifestyle Centers | Waterford Lakes Town Center, Orlando, FL
Initial Cost
Land	8,679
Buildings and Improvements	72,836
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,723
Gross Amounts At Which Carried At Close of Period
Land	8,679
Buildings and Improvements	88,559
Total	97,238
Accumulated Depreciation	43,632
Community/Lifestyle Centers | West Ridge Plaza, Topeka, KS
Initial Cost
Land	1,376
Buildings and Improvements	4,560
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,380
Gross Amounts At Which Carried At Close of Period
Land	1,376
Buildings and Improvements	6,940
Total	8,316
Accumulated Depreciation	3,571
Community/Lifestyle Centers | White Oaks Plaza, Springfield, IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	14,079
Initial Cost
Land	3,169
Buildings and Improvements	14,267
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,140
Gross Amounts At Which Carried At Close of Period
Land	3,169
Buildings and Improvements	18,407
Total	21,576
Accumulated Depreciation	8,916
Community/Lifestyle Centers | Wolf Ranch Town Center, Georgetown (Austin), TX
Initial Cost
Land	21,403
Buildings and Improvements	51,547
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,847
Gross Amounts At Which Carried At Close of Period
Land	21,403
Buildings and Improvements	62,394
Total	83,797
Accumulated Depreciation	16,969
Other Properties | Factory Stores of America - Lebanon, Lebanon, MO
Initial Cost
Land	24
Buildings and Improvements	214
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	41
Gross Amounts At Which Carried At Close of Period
Land	24
Buildings and Improvements	255
Total	279
Accumulated Depreciation	222
Other Properties | Florida Keys Outlet Center, Florida City, FL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	10,645
Initial Cost
Land	1,560
Buildings and Improvements	1,748
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	863
Gross Amounts At Which Carried At Close of Period
Land	1,560
Buildings and Improvements	2,611
Total	4,171
Accumulated Depreciation	759
Other Properties | Huntley Outlet Center, Huntley, IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	29,776
Initial Cost
Land	3,495
Buildings and Improvements	2,027
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	273
Gross Amounts At Which Carried At Close of Period
Land	3,495
Buildings and Improvements	2,300
Total	5,795
Accumulated Depreciation	503
Other Properties | Outlet Marketplace, Orlando , FL
Initial Cost
Land	3,367
Buildings and Improvements	1,557
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	92
Gross Amounts At Which Carried At Close of Period
Land	3,367
Buildings and Improvements	1,649
Total	5,016
Accumulated Depreciation	550
Other Properties | The Shoppes at Branson Meadows, Branson, MO
Initial Cost
Buildings and Improvements	5,205
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	640
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,845
Total	5,845
Accumulated Depreciation	2,149
Development Projects | Phoenix Premium Outlet, Chandler (Phoenix), AZ
Initial Cost
Buildings and Improvements	19,315
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	19,315
Total	19,315
Development Projects | Other pre-development costs
Initial Cost
Land	115,220
Buildings and Improvements	66,662
Gross Amounts At Which Carried At Close of Period
Land	115,220
Buildings and Improvements	66,662
Total	181,882
Accumulated Depreciation	1,822
Other
Initial Cost
Land	2,614
Buildings and Improvements	9,343
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	908
Gross Amounts At Which Carried At Close of Period
Land	2,614
Buildings and Improvements	10,251
Total	12,865
Accumulated Depreciation	$ 1,989

Schedule III Real Estate and Accumulated Depreciation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Real Estate Properties:
Balance, beginning of year	$ 29,333,330	$ 27,192,223	$ 25,023,715
Acquisitions and consolidations	4,438,848	2,068,452	2,200,102
Improvements	833,083	552,455	273,255
Disposals and deconsolidations	(680,884)	(479,800)	(304,849)
Balance, close of year	33,924,377	29,333,330	27,192,223
Unaudited aggregate cost of real estate for federal income tax purposes	27,028,879
Reconciliation of Accumulated Depreciation:
Balance, beginning of year	8,148,170	7,485,821	6,806,670
Depreciation expense	1,069,607	906,554	874,450
Disposals and deconsolidations	(381,082)	(244,205)	(195,299)
Balance, close of year	$ 8,836,695	$ 8,148,170	$ 7,485,821
Structure | Maximum
Estimated original lives
Depreciable life	40 years
Structure | Minimum
Estimated original lives
Depreciable life	10 years
Landscaping and parking lot
Estimated original lives
Depreciable life	15 years
HVAC equipment
Estimated original lives
Depreciable life	10 years